Schedule of Investments (unaudited)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$5	$3,491
4.65%, 10/01/28 (Call 07/01/28)	25	24,128
4.75%, 03/30/30 (Call 12/30/29)	15	14,271
5.38%, 06/15/33 (Call 03/15/33)	5	4,868
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	10	8,381
2.60%, 08/01/31 (Call 05/01/31)	15	12,394
3.60%, 04/15/26 (Call 01/15/26)	5	4,822
		72,355
Aerospace & Defense — 0.8%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/24)	67	62,609
2.25%, 06/15/26 (Call 03/15/26)	15	13,872
2.70%, 02/01/27 (Call 12/01/26)	5	4,620
2.80%, 03/01/27 (Call 12/01/26)	5	4,616
2.95%, 02/01/30 (Call 11/01/29)	5	4,361
3.10%, 05/01/26 (Call 03/01/26)	20	19,002
3.20%, 03/01/29 (Call 12/01/28)	60	54,318
3.25%, 02/01/35 (Call 11/01/34)	5	4,017
3.50%, 03/01/39 (Call 09/01/38)	5	3,761
3.60%, 05/01/34 (Call 02/01/34)	52	44,130
3.63%, 02/01/31 (Call 11/01/30)	65	58,453
3.63%, 03/01/48 (Call 09/01/47)	10	6,887
3.75%, 02/01/50 (Call 08/01/49)	5	3,634
3.90%, 05/01/49 (Call 11/01/48)	5	3,710
3.95%, 08/01/59 (Call 02/01/59)	15	10,676
4.88%, 05/01/25 (Call 04/01/25)	10	9,898
5.04%, 05/01/27 (Call 03/01/27)	45	44,696
5.15%, 05/01/30 (Call 02/01/30)	10	9,914
5.71%, 05/01/40 (Call 11/01/39)	85	83,712
5.81%, 05/01/50 (Call 11/01/49)	165	160,885
5.93%, 05/01/60 (Call 11/01/59)	61	59,153
6.88%, 03/15/39	20	21,809
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	25	24,389
3.50%, 05/15/25 (Call 03/15/25)	180	175,924
3.63%, 04/01/30 (Call 01/01/30)	40	37,207
3.75%, 05/15/28 (Call 02/15/28)	100	95,807
4.25%, 04/01/40 (Call 10/01/39)	15	13,188
4.25%, 04/01/50 (Call 10/01/49)	5	4,309
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)	5	4,893
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	10	9,526
4.95%, 08/15/25 (Call 05/15/25)	5	4,939
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	8,731
4.40%, 06/15/28 (Call 03/15/28)	110	106,375
5.05%, 04/27/45 (Call 10/27/44)	10	9,109
5.40%, 07/31/33 (Call 04/30/33)	35	34,903
Lockheed Martin Corp.
3.80%, 03/01/45 (Call 09/01/44)	25	20,154
3.90%, 06/15/32 (Call 03/15/32)	80	73,955
4.09%, 09/15/52 (Call 03/15/52)	35	28,953
4.30%, 06/15/62 (Call 12/15/61)	10	8,239
4.50%, 05/15/36 (Call 11/15/35)	10	9,397
4.70%, 05/15/46 (Call 11/15/45)	15	13,745
4.75%, 02/15/34 (Call 11/15/33)	150	146,201
4.95%, 10/15/25 (Call 09/15/25)	25	25,002

Security	Par (000)	Value

Aerospace & Defense (continued)
5.10%, 11/15/27 (Call 10/15/27)	$5	$5,071
5.25%, 01/15/33 (Call 10/15/32)	10	10,207
5.70%, 11/15/54 (Call 05/15/54)	20	20,981
5.90%, 11/15/63 (Call 05/15/63)	15	16,137
Series B, 6.15%, 09/01/36	55	59,400
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	4,675
3.85%, 04/15/45 (Call 10/15/44)	10	7,810
4.03%, 10/15/47 (Call 04/15/47)	35	28,064
4.40%, 05/01/30 (Call 02/01/30)	5	4,823
4.70%, 03/15/33 (Call 12/15/32)	205	198,602
4.95%, 03/15/53 (Call 09/15/52)	70	64,443
5.25%, 05/01/50 (Call 11/01/49)	30	28,919
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	35	21,287
3.03%, 03/15/52 (Call 09/15/51)	30	19,043
3.13%, 05/04/27 (Call 02/04/27)	65	60,713
3.50%, 03/15/27 (Call 12/15/26)	80	75,834
3.75%, 11/01/46 (Call 05/01/46)	40	29,626
4.13%, 11/16/28 (Call 08/16/28)	5	4,759
4.15%, 05/15/45 (Call 11/16/44)	160	127,581
4.50%, 06/01/42	25	21,488
4.63%, 11/16/48 (Call 05/16/48)	55	47,122
4.80%, 12/15/43 (Call 06/15/43)	10	8,703
5.15%, 02/27/33 (Call 11/27/32)	10	9,816
5.38%, 02/27/53 (Call 08/27/52)	25	23,893
6.05%, 06/01/36	5	5,175
6.10%, 03/15/34 (Call 12/15/33)	50	52,435
		2,500,286
Agriculture — 0.5%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	5	4,786
2.45%, 02/04/32 (Call 11/04/31)	15	11,780
3.40%, 05/06/30 (Call 02/06/30)	85	75,539
3.40%, 02/04/41 (Call 08/04/40)	20	13,837
3.70%, 02/04/51 (Call 08/04/50)	35	23,368
3.88%, 09/16/46 (Call 03/16/46)	20	14,068
4.45%, 05/06/50 (Call 11/06/49)	10	7,504
4.50%, 05/02/43	100	78,840
4.80%, 02/14/29 (Call 11/14/28)	35	34,139
5.38%, 01/31/44(a)	20	19,344
5.80%, 02/14/39 (Call 08/14/38)	15	14,773
5.95%, 02/14/49 (Call 08/14/48)	30	29,207
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5	4,715
2.90%, 03/01/32 (Call 12/01/31)	20	17,202
3.25%, 03/27/30 (Call 12/27/29)	10	9,069
3.75%, 09/15/47 (Call 03/15/47)	5	3,822
4.50%, 03/15/49 (Call 09/15/48)	10	8,735
5.38%, 09/15/35	9	9,098
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	50	43,805
3.46%, 09/06/29 (Call 06/06/29)	25	22,274
3.56%, 08/15/27 (Call 05/15/27)	23	21,539
3.98%, 09/25/50 (Call 03/25/50)	25	16,793
4.39%, 08/15/37 (Call 02/15/37)	75	60,529
4.54%, 08/15/47 (Call 02/15/47)	25	18,306
4.70%, 04/02/27 (Call 02/02/27)	145	141,521
4.74%, 03/16/32 (Call 12/16/31)	15	13,894
4.91%, 04/02/30 (Call 01/02/30)	55	52,495
5.28%, 04/02/50 (Call 02/02/49)	20	16,139

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
6.42%, 08/02/33 (Call 05/02/33)	$40	$40,734
7.08%, 08/02/43 (Call 02/02/43)	15	15,265
7.08%, 08/02/53 (Call 02/02/53)	80	81,051
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	45	41,257
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	140	131,200
2.75%, 05/14/31 (Call 02/14/31)	25	21,128
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	5	4,515
2.10%, 05/01/30 (Call 02/01/30)	5	4,163
3.38%, 08/11/25 (Call 05/11/25)	25	24,205
3.38%, 08/15/29 (Call 05/15/29)	30	27,205
3.88%, 08/21/42	75	58,940
4.25%, 11/10/44	26	21,014
4.38%, 11/15/41	20	16,694
4.88%, 02/13/26	50	49,672
4.88%, 11/15/43	15	13,227
5.00%, 11/17/25	10	9,961
5.13%, 11/17/27 (Call 10/17/27)	185	185,204
5.38%, 02/15/33 (Call 11/15/32)	40	39,404
5.63%, 11/17/29 (Call 09/17/29)	30	30,510
5.75%, 11/17/32 (Call 08/17/32)	15	15,333
6.38%, 05/16/38	15	16,133
Reynolds American Inc., 5.70%, 08/15/35 (Call 02/15/35)	5	4,694
		1,638,630
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	23	20,395
Series 2016-2, Class AA, 3.20%, 12/15/29	7	6,242
Series 2016-3, Class AA, 3.00%, 04/15/30	7	5,937
Series 2017-2, Class AA, 3.35%, 04/15/31	4	3,105
Series A, Class A, 2.88%, 01/11/36	9	7,681
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	8	7,117
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,327
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)(a)	10	8,457
3.00%, 11/15/26 (Call 08/15/26)(a)	5	4,688
5.13%, 06/15/27 (Call 04/15/27)	20	19,787
5.25%, 05/04/25 (Call 04/04/25)	65	64,617
United Airlines Pass Through Trust
5.80%, 07/15/37	35	33,573
Series 2013-1, Class A, 4.30%, 02/15/27	3	2,644
Series 2014-2, Class A, 3.75%, 03/03/28	22	20,439
Series 2016-1, Class AA, 3.10%, 01/07/30	14	12,211
Series 2016-2, Class AA, 2.88%, 04/07/30	10	9,002
Series 2020-1, 5.88%, 04/15/29	16	16,095
Series 2020-1, Class B, 4.88%, 07/15/27	27	26,052
		271,369
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	95	89,069
2.40%, 03/27/25 (Call 02/27/25)	5	4,845
2.85%, 03/27/30 (Call 12/27/29)	10	8,959
3.25%, 03/27/40 (Call 09/27/39)	15	11,837
3.38%, 03/27/50 (Call 09/27/49)	15	11,466
3.63%, 05/01/43 (Call 11/01/42)	35	28,261
3.88%, 11/01/45 (Call 05/01/45)	15	12,433

Security	Par (000)	Value

Apparel (continued)
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	$25	$24,376
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	10	9,720
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	5	3,739
4.25%, 04/01/25 (Call 01/01/25)	5	4,881
7.35%, 11/27/28 (Call 10/27/28)	25	25,200
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	20	18,915
2.80%, 04/23/27 (Call 02/23/27)	10	8,975
2.95%, 04/23/30 (Call 01/23/30)	20	16,182
		278,858
Auto Manufacturers — 0.7%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,053
2.00%, 03/24/28	10	8,818
2.25%, 01/12/29	25	21,960
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	5	4,640
1.50%, 09/01/30 (Call 06/01/30)	25	20,195
2.60%, 09/01/50 (Call 03/01/50)(a)	5	3,056
Ford Motor Co., 4.75%, 01/15/43	75	57,853
Ford Motor Credit Co. LLC
4.00%, 11/13/30 (Call 08/13/30)	200	171,748
4.13%, 08/17/27 (Call 06/17/27)	200	184,827
4.39%, 01/08/26	200	191,794
6.80%, 05/12/28 (Call 04/12/28)	200	203,589
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	85	81,246
5.00%, 10/01/28 (Call 07/01/28)	25	24,534
5.00%, 04/01/35	15	13,575
5.20%, 04/01/45	10	8,449
5.40%, 10/15/29 (Call 08/15/29)	10	9,865
5.40%, 04/01/48 (Call 10/01/47)	15	12,715
5.60%, 10/15/32 (Call 07/15/32)(a)	15	14,664
5.95%, 04/01/49 (Call 10/01/48)(a)	75	68,616
6.25%, 10/02/43	5	4,798
6.60%, 04/01/36 (Call 10/01/35)	80	82,061
6.75%, 04/01/46 (Call 10/01/45)	5	5,071
6.80%, 10/01/27 (Call 08/01/27)	60	62,301
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	35	31,548
2.35%, 02/26/27 (Call 01/26/27)	90	81,216
2.35%, 01/08/31 (Call 10/08/30)	30	23,871
2.40%, 04/10/28 (Call 02/10/28)	25	21,908
2.70%, 06/10/31 (Call 03/10/31)	30	24,169
2.75%, 06/20/25 (Call 05/20/25)	25	23,839
3.10%, 01/12/32 (Call 10/12/31)	5	4,074
3.60%, 06/21/30 (Call 03/21/30)	15	13,126
4.00%, 10/06/26 (Call 07/06/26)	30	28,626
4.35%, 04/09/25 (Call 02/09/25)	120	117,537
5.00%, 04/09/27 (Call 03/09/27)	40	39,282
5.80%, 06/23/28 (Call 05/23/28)	35	35,011
5.85%, 04/06/30 (Call 02/06/30)	5	4,986
6.05%, 10/10/25	50	50,214
PACCAR Financial Corp.
1.10%, 05/11/26	15	13,690
3.55%, 08/11/25	5	4,878
4.45%, 03/30/26	5	4,958
5.05%, 08/10/26	5	5,025
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)	10	8,443

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.65%, 01/10/31	$10	$7,965
3.00%, 04/01/25	175	170,059
3.05%, 03/22/27	25	23,567
3.05%, 01/11/28	110	102,717
3.65%, 08/18/25	15	14,625
3.95%, 06/30/25	50	49,070
4.45%, 06/29/29	170	166,005
4.55%, 05/17/30	5	4,860
5.00%, 08/14/26	55	54,926
5.40%, 11/10/25	30	30,211
5.45%, 11/10/27	5	5,100
		2,429,934
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	30	18,047
3.25%, 03/01/32 (Call 12/01/31)(a)	25	21,239
4.15%, 05/01/52 (Call 11/01/51)	5	3,660
4.35%, 03/15/29 (Call 12/15/28)	10	9,486
4.40%, 10/01/46 (Call 04/01/46)	10	7,516
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	35	31,792
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	5	4,323
3.55%, 01/15/52 (Call 07/15/51)	10	6,474
4.25%, 05/15/29 (Call 02/15/29)	10	9,290
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	10	8,455
		120,282
Banks — 7.9%
Banco Bilbao Vizcaya Argentaria SA, 5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(b)	200	199,385
Banco Santander SA
1.85%, 03/25/26	25	22,787
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(b)	25	23,582
4.25%, 04/11/27	25	23,720
4.38%, 04/12/28	225	210,896
5.15%, 08/18/25	50	49,334
5.18%, 11/19/25	250	244,345
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(b)	10	9,164
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(b)	25	23,281
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(b)	10	9,029
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(b)	15	11,773
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(b)	65	55,854
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(b)	45	35,337
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(b)	25	18,890
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(b)	35	29,082
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(b)	35	27,865
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(b)	25	20,783
Security	Par (000)	Value

Banks (continued)
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(b)	$180	$122,152
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(b)	260	211,367
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(b)	60	49,002
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(b)	25	16,402
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	50	43,942
3.25%, 10/21/27 (Call 10/21/26)	60	56,007
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(b)	50	36,872
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 1.072%)(b)	25	24,217
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(b)	25	24,164
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	80	73,512
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(b)	75	71,323
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(b)	5	4,221
3.88%, 08/01/25	20	19,572
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	52	48,718
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	195	180,240
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(b)	20	16,540
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(b)	90	71,275
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(b)	25	21,422
4.25%, 10/22/26	100	96,694
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	220	207,763
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(b)	40	33,187
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(b)	100	84,336
4.45%, 03/03/26	50	48,812
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(b)	35	32,127
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(b)	10	9,867
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(b)	120	117,639
5.00%, 01/21/44	40	37,168
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(b)	65	61,764
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(b)	15	14,835
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(b)	147	144,728
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(b)	235	225,993
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(b)	100	100,336
5.88%, 02/07/42	35	35,926

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.93%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.340%)(b)	$100	$100,744
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(b)	10	10,233
Series L, 3.95%, 04/21/25	10	9,750
Series L, 4.75%, 04/21/45	25	21,634
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(b)	5	4,561
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(b)	20	16,257
Bank of America NA, 5.53%, 08/18/26 (Call 07/18/26)	470	473,790
Bank of Montreal
1.85%, 05/01/25	5	4,748
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(b)	10	7,691
3.70%, 06/07/25	5	4,866
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(b)	35	31,314
5.30%, 06/05/26	5	4,994
Series H, 4.70%, 09/14/27 (Call 08/14/27)	180	176,532
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26 (Call 09/15/26)	70	62,370
2.45%, 08/17/26 (Call 05/17/26)	60	55,897
2.50%, 01/26/32 (Call 10/26/31)(a)	35	28,609
2.80%, 05/04/26 (Call 02/04/26)	50	47,284
3.30%, 08/23/29 (Call 05/23/29)	5	4,494
3.40%, 01/29/28 (Call 10/29/27)	10	9,330
3.85%, 04/28/28	35	33,408
3.85%, 04/26/29 (Call 02/26/29)	5	4,693
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(b)	50	50,936
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(b)	25	25,940
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(b)	25	26,519
Bank of Nova Scotia (The)
1.05%, 03/02/26	40	36,330
1.30%, 06/11/25	40	37,500
1.30%, 09/15/26 (Call 06/15/26)	20	17,914
1.35%, 06/24/26	5	4,523
1.95%, 02/02/27	5	4,524
2.15%, 08/01/31	10	7,936
2.70%, 08/03/26	30	28,025
3.45%, 04/11/25	45	43,710
4.50%, 12/16/25	45	43,868
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(b)	10	8,506
4.85%, 02/01/30	10	9,658
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	5	4,830
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(b)	20	17,950
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(b)	200	157,744
4.38%, 01/12/26	200	194,241
4.95%, 01/10/47	20	17,486
5.25%, 08/17/45	20	18,016
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(b)	25	24,933
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(b)	200	208,398
Security	Par (000)	Value

Banks (continued)
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(b)	$200	$213,095
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	55	50,677
1.25%, 06/22/26 (Call 05/22/26)	10	9,014
2.25%, 01/28/25	10	9,616
3.30%, 04/07/25	5	4,845
3.60%, 04/07/32 (Call 03/07/32)	10	8,767
3.95%, 08/04/25	5	4,872
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(b)	10	9,054
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(b)	10	7,918
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(b)	35	28,164
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(b)	40	33,040
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(b)	90	75,482
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(b)	15	10,237
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(b)	15	12,963
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(b)	50	41,006
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(b)	65	60,273
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(b)	35	33,747
3.20%, 10/21/26 (Call 07/21/26)	30	28,269
3.30%, 04/27/25	50	48,522
3.40%, 05/01/26	35	33,399
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(b)	30	27,898
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	135	126,454
3.70%, 01/12/26	80	77,329
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(b)	40	34,627
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	25	23,794
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	10	9,228
4.13%, 07/25/28	20	18,718
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(b)	20	16,541
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(b)	55	51,011
4.45%, 09/29/27	75	71,817
4.65%, 07/23/48 (Call 06/23/48)	29	25,097
4.75%, 05/18/46	25	20,887
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(b)	45	42,346
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(b)	130	123,474
5.88%, 02/22/33	115	116,390
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(b)	35	34,722
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(b)	50	51,585

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.63%, 06/15/32	$125	$131,768
6.68%, 09/13/43	85	90,038
8.13%, 07/15/39	30	36,946
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	25	19,989
2.64%, 09/30/32 (Call 07/02/32)	5	3,607
3.25%, 04/30/30 (Call 01/30/30)	10	8,350
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(b)	10	8,547
Comerica Bank, 4.00%, 07/27/25	50	47,291
Cooperatieve Rabobank UA, 5.75%, 12/01/43	150	145,680
Credit Suisse AG/New York NY
2.95%, 04/09/25	250	239,803
7.50%, 02/15/28	250	267,257
Deutsche Bank AG, 4.10%, 01/13/26	15	14,487
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(b)	10	9,173
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(b)	20	17,895
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(b)	270	226,294
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(b)	150	149,063
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(b)	5	4,410
2.38%, 01/28/25 (Call 12/29/24)	40	38,443
2.55%, 05/05/27 (Call 04/05/27)	10	9,022
3.95%, 03/14/28 (Call 02/14/28)	15	14,030
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(b)	15	15,096
8.25%, 03/01/38	15	16,697
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(b)	20	18,777
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	10	9,535
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,001
Goldman Sachs Capital I, 6.35%, 02/15/34	5	5,019
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(b)	20	18,781
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(b)	5	4,543
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(b)	10	9,068
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(b)	40	35,653
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(b)	45	40,405
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(b)	30	23,261
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(b)	210	165,459
2.60%, 02/07/30 (Call 11/07/29)	40	33,915
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(b)	45	36,255
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	50	45,528
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(b)	30	23,933
Security	Par (000)	Value

Banks (continued)
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(b)	$25	$17,150
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(b)	85	70,124
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(b)	80	57,623
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(b)	20	14,706
3.50%, 01/23/25 (Call 10/23/24)	20	19,506
3.50%, 04/01/25 (Call 03/01/25)	20	19,420
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	50	47,049
3.75%, 02/25/26 (Call 11/25/25)	10	9,651
3.80%, 03/15/30 (Call 12/15/29)	50	45,322
3.85%, 01/26/27 (Call 01/26/26)	25	24,008
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(b)	30	24,827
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(b)	55	51,946
4.25%, 10/21/25	40	38,974
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(b)	50	43,068
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)	5	4,822
4.75%, 10/21/45 (Call 04/21/45)	55	49,050
4.80%, 07/08/44 (Call 01/08/44)	20	17,790
5.15%, 05/22/45	20	17,966
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(b)	450	450,535
6.25%, 02/01/41	25	26,241
6.45%, 05/01/36	15	15,558
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(b)	25	26,421
6.75%, 10/01/37	125	131,428
HSBC Bank USA NA/New York, 7.00%, 01/15/39	45	49,561
HSBC Holdings PLC
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(b)	200	188,569
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(b)	70	63,340
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(b)	200	160,472
3.90%, 05/25/26	130	124,933
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(b)	150	136,442
4.29%, 09/12/26 (Call 09/15/25),
(3-mo. SOFR + 1.609%)(b)	200	193,853
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(b)	200	190,286
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(b)	215	208,021
4.95%, 03/31/30	200	193,666
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(b)	105	100,951
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(b)	200	203,460
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(b)	50	54,581
Huntington Bancshares Inc./OH
4.00%, 05/15/25 (Call 04/15/25)	10	9,691

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(b)	$5	$4,751
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(b)	5	4,559
ING Groep NV, 6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)(b)	200	200,669
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(b)	50	44,809
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(b)	65	59,176
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(b)	25	19,577
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	10	7,856
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(b)	55	52,390
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)	85	80,754
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(b)	75	67,319
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(b)	30	25,160
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(b)	20	16,082
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	45	36,791
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	210	181,331
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(b)	31	26,355
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(b)	50	41,325
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(b)	30	21,956
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(b)	30	20,113
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(b)	55	40,214
3.20%, 06/15/26 (Call 03/15/26)	195	186,213
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(b)	40	27,826
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(b)	35	29,384
3.90%, 07/15/25 (Call 04/15/25)	60	58,709
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(b)	30	23,329
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(b)	50	48,387
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(b)	50	39,612
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(b)	175	140,139
4.25%, 10/01/27	100	97,311
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(b)	20	16,594
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(b)	65	61,462
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(b)	30	27,873
Security	Par (000)	Value

Banks (continued)
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	$10	$9,840
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(b)	150	142,500
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(b)	225	224,346
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(b)	190	185,670
5.55%, 12/15/25 (Call 12/15/24),
(1-day SOFR + 1.070%)(b)	150	149,547
5.60%, 07/15/41	15	15,178
5.63%, 08/16/43	70	69,526
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(b)	35	34,828
6.40%, 05/15/38	135	148,476
8.00%, 04/29/27	25	27,280
KeyCorp
2.25%, 04/06/27	10	8,699
2.55%, 10/01/29	10	8,040
4.10%, 04/30/28	10	9,125
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(b)	15	12,965
Korea Development Bank (The), 3.00%, 01/13/26	200	191,507
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	20	11,303
0.00%, 06/29/37(c)	175	93,300
0.38%, 07/18/25	305	283,619
0.63%, 01/22/26	15	13,771
1.00%, 10/01/26	10	9,074
1.75%, 09/14/29	25	21,657
2.00%, 05/02/25	119	114,173
2.88%, 04/03/28	60	56,293
3.13%, 06/10/25(a)	25	24,336
3.75%, 02/15/28	230	223,896
3.88%, 06/15/28	10	9,770
4.13%, 07/15/33	5	4,845
4.63%, 08/07/26	5	5,005
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	70	64,164
0.88%, 09/03/30	5	3,945
1.75%, 07/27/26	70	65,047
2.00%, 01/13/25	5	4,830
2.38%, 06/10/25	10	9,615
3.88%, 06/14/28	10	9,775
Series 37, 2.50%, 11/15/27	45	41,839
Series 40, 0.50%, 05/27/25	5	4,681
Lloyds Banking Group PLC, 4.34%, 01/09/48	200	145,776
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	163,311
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(b)	200	198,009
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(b)	200	200,239
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(b)	200	179,508
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(b)	200	160,717
3.66%, 02/28/27	15	14,185
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(b)	20	19,877

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(b)	$5	$4,997
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(b)	20	19,924
Morgan Stanley
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(b)	45	40,791
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(b)	10	7,665
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(b)	45	34,598
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(b)	40	38,038
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	25	19,564
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(b)	70	52,842
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(b)	45	35,715
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	30	25,342
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(b)	30	18,699
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	175	142,792
3.13%, 07/27/26	15	14,180
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(b)	25	18,174
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	60	53,273
3.63%, 01/20/27	100	95,509
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	200	186,597
3.88%, 01/27/26	140	136,040
3.95%, 04/23/27	25	23,731
3.97%, 07/22/38 (Call 07/22/37)(b)	85	70,891
4.00%, 07/23/25	95	92,880
4.30%, 01/27/45	145	121,945
4.35%, 09/08/26	160	155,248
4.38%, 01/22/47	30	25,191
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	10	9,493
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(b)	10	8,741
5.00%, 11/24/25	105	103,860
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	10	9,835
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(b)	25	23,957
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(b)	30	27,843
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(b)	130	126,005
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(b)	80	79,640
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(b)	25	25,226
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(b)	50	48,511
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	25	25,701
Security	Par (000)	Value

Banks (continued)
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(b)	$30	$31,062
6.38%, 07/24/42	20	21,810
Morgan Stanley Bank NA, 5.48%, 07/16/25 (Call 06/16/25)	60	60,142
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(b)	200	179,579
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	200	191,476
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	5	4,133
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(b)	10	9,100
3.95%, 10/30/25	95	92,803
4.00%, 05/10/27 (Call 04/10/27)	5	4,856
6.13%, 11/02/32 (Call 08/02/32)	5	5,152
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	10	9,237
0.50%, 02/02/26	215	196,255
1.50%, 02/12/25	15	14,367
2.88%, 05/23/25	5	4,849
3.63%, 09/09/27	45	43,689
4.13%, 01/20/26	5	4,934
4.25%, 03/01/28	10	9,903
4.63%, 11/03/25	10	9,954
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(b)	15	12,213
2.55%, 01/22/30 (Call 10/24/29)	5	4,227
3.15%, 05/19/27 (Call 04/19/27)	5	4,663
3.45%, 04/23/29 (Call 01/23/29)	42	38,253
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(b)	20	19,571
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(b)	30	28,117
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	50	49,667
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(b)	240	239,826
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	35	35,074
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(b)	50	53,141
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	170	159,847
7.38%, 12/10/37(a)	5	5,332
Royal Bank of Canada
1.15%, 06/10/25	40	37,542
1.15%, 07/14/26	25	22,479
1.20%, 04/27/26	10	9,083
1.40%, 11/02/26	60	53,870
2.30%, 11/03/31	25	20,078
4.65%, 01/27/26	10	9,827
4.88%, 01/12/26	5	4,959
4.90%, 01/12/28	25	24,743
5.00%, 02/01/33	45	43,360
5.00%, 05/02/33	5	4,809
5.20%, 08/01/28	60	59,817

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	$30	$26,896
4.40%, 07/13/27 (Call 04/14/27)	95	90,454
4.50%, 07/17/25 (Call 04/17/25)	55	53,755
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(b)	5	4,957
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(b)	10	10,110
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(b)	5	5,033
Santander UK Group Holdings PLC, 2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(b)	40	35,692
State Street Corp.
1.75%, 02/06/26 (Call 02/06/25),
(1-day SOFR + 0.441%)(b)	160	152,518
2.20%, 03/03/31	30	23,946
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(b)	13	12,591
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(b)	40	32,383
2.65%, 05/19/26	45	42,507
2.90%, 03/30/26 (Call 10/30/25),
(1-day SOFR + 2.600%)(b)	40	38,560
3.30%, 12/16/24	10	9,790
3.55%, 08/18/25	10	9,727
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(b)	10	9,927
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(b)	5	4,817
5.27%, 08/03/26 (Call 07/03/26)	50	49,973
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	170,803
2.14%, 09/23/30	50	39,955
3.35%, 10/18/27	40	37,179
3.78%, 03/09/26	85	81,962
5.77%, 01/13/33	205	208,403
6.18%, 07/13/43	35	36,545
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	5	4,848
Toronto-Dominion Bank (The)
0.75%, 09/11/25	120	110,551
1.15%, 06/12/25	30	28,126
1.20%, 06/03/26	10	9,032
1.25%, 12/13/24	15	14,353
2.00%, 09/10/31	25	19,783
3.20%, 03/10/32	10	8,436
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(b)	20	18,769
3.77%, 06/06/25	10	9,749
4.11%, 06/08/27	25	24,030
4.46%, 06/08/32	200	185,867
4.69%, 09/15/27	25	24,522
5.10%, 01/09/26	40	39,870
Truist Bank, 4.05%, 11/03/25 (Call 09/03/25)	100	97,234
Truist Financial Corp.
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(b)	20	17,997
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(b)	25	20,927
1.95%, 06/05/30 (Call 03/05/30)	10	7,996
3.70%, 06/05/25 (Call 05/05/25)	130	126,254
Security	Par (000)	Value

Banks (continued)
4.00%, 05/01/25 (Call 03/01/25)	$25	$24,392
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(b)	25	23,473
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(b)	10	9,671
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(b)	35	33,565
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(b)	5	4,596
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(b)	95	94,614
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(b)	35	34,520
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	10	7,668
1.45%, 05/12/25 (Call 04/12/25)	30	28,281
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(b)	25	18,504
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(b)	15	11,823
3.10%, 04/27/26 (Call 03/27/26)(a)	5	4,733
3.95%, 11/17/25 (Call 10/17/25)	5	4,869
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(b)	15	14,434
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(b)	40	36,605
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(b)	25	22,385
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(b)	55	54,799
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(b)	25	24,991
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(b)	30	29,547
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(b)	40	39,413
Series V, 2.38%, 07/22/26 (Call 06/22/26)	35	32,408
UBS Group AG
4.55%, 04/17/26	150	146,165
4.88%, 05/15/45	25	22,038
Wachovia Corp., 5.50%, 08/01/35	35	33,696
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(b)	50	47,769
2.19%, 04/30/26 (Call 04/29/25),
(1-day SOFR + 2.000%)(b)	85	80,807
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(b)	125	112,358
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(b)	30	25,072
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(b)	55	47,321
3.00%, 04/22/26	160	151,341
3.00%, 10/23/26	85	79,589
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(b)	55	39,387
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(b)	75	62,802
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	245	229,755
3.90%, 05/01/45	25	19,321

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 06/03/26	$70	$67,429
4.15%, 01/24/29 (Call 10/24/28)	50	47,361
4.30%, 07/22/27	10	9,599
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(b)	10	9,333
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(b)	55	46,074
4.65%, 11/04/44	25	20,611
4.75%, 12/07/46	20	16,388
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	25	24,379
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	40	37,469
4.90%, 11/17/45	25	21,214
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(b)	115	102,487
5.38%, 11/02/43	75	68,027
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(b)	25	24,056
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(b)	240	233,523
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(b)	200	199,810
5.61%, 01/15/44	82	76,286
5.95%, 12/01/86 (Call 12/15/36)	20	19,246
6.00%, 10/28/25 (Call 04/28/24)	15	14,994
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(b)	50	52,283
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(b)	15	11,655
2.96%, 11/16/40	15	9,561
3.13%, 11/18/41	10	6,444
3.35%, 03/08/27	25	23,723
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(b)	25	22,118
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(b)	5	4,723
4.42%, 07/24/39	30	23,984
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(b)	5	4,702
5.46%, 11/18/27	250	253,094
6.82%, 11/17/33	25	26,062
		26,090,348
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	60	57,183
4.90%, 02/01/46 (Call 08/01/45)	245	226,710
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36 (Call 08/01/35)	30	28,544
4.90%, 02/01/46 (Call 08/01/45)	50	46,117
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	35	32,352
3.65%, 02/01/26 (Call 11/01/25)	90	87,664
4.38%, 04/15/38 (Call 10/15/37)	30	27,152
4.44%, 10/06/48 (Call 04/06/48)	25	21,775
4.60%, 04/15/48 (Call 10/15/47)	29	25,891
4.60%, 06/01/60 (Call 12/01/59)	10	8,607
4.75%, 01/23/29 (Call 10/23/28)	50	49,892
4.90%, 01/23/31 (Call 10/23/30)	110	111,071
Security	Par (000)	Value

Beverages (continued)
4.95%, 01/15/42	$15	$14,184
5.45%, 01/23/39 (Call 07/23/38)	135	135,408
5.55%, 01/23/49 (Call 07/23/48)	90	91,833
5.80%, 01/23/59 (Call 07/23/58)	35	36,579
8.00%, 11/15/39	10	12,252
Coca-Cola Co. (The)
1.00%, 03/15/28	50	43,216
1.38%, 03/15/31	40	31,915
1.50%, 03/05/28	5	4,411
1.65%, 06/01/30	30	24,931
2.25%, 01/05/32	5	4,221
2.50%, 06/01/40	10	7,130
2.50%, 03/15/51	35	21,952
2.88%, 05/05/41	80	59,608
3.00%, 03/05/51	35	24,800
3.38%, 03/25/27	10	9,646
3.45%, 03/25/30	5	4,664
4.20%, 03/25/50	10	8,776
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	110	98,864
3.60%, 02/15/28 (Call 11/15/27)	45	42,277
3.75%, 05/01/50 (Call 11/01/49)	65	47,959
4.10%, 02/15/48 (Call 08/15/47)	15	11,802
4.35%, 05/09/27 (Call 04/09/27)	110	107,325
4.75%, 12/01/25	20	19,772
4.75%, 05/09/32 (Call 02/09/32)	25	23,903
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	150	124,873
3.88%, 04/29/43 (Call 10/29/42)	5	4,074
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	15	10,164
3.40%, 11/15/25 (Call 08/15/25)	5	4,814
3.80%, 05/01/50 (Call 11/01/49)	95	70,564
3.95%, 04/15/29 (Call 02/15/29)	30	28,373
4.05%, 04/15/32 (Call 01/15/32)	15	13,739
4.42%, 05/25/25 (Call 03/25/25)	100	98,386
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	15	14,212
4.20%, 07/15/46 (Call 01/15/46)	70	55,525
5.00%, 05/01/42	15	13,548
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	35	27,942
1.95%, 10/21/31 (Call 07/21/31)	10	8,159
2.63%, 03/19/27 (Call 01/19/27)	5	4,685
2.63%, 07/29/29 (Call 04/29/29)	5	4,480
2.63%, 10/21/41 (Call 04/21/41)	30	21,216
2.75%, 03/19/30 (Call 12/19/29)	35	31,265
2.75%, 10/21/51 (Call 04/21/51)	5	3,277
2.88%, 10/15/49 (Call 04/15/49)	25	17,133
3.00%, 10/15/27 (Call 07/15/27)	5	4,715
3.38%, 07/29/49 (Call 01/29/49)	18	13,470
3.45%, 10/06/46 (Call 04/06/46)	170	130,820
3.60%, 02/18/28 (Call 01/18/28)	5	4,795
3.90%, 07/18/32 (Call 04/18/32)	10	9,405
4.20%, 07/18/52 (Call 01/18/52)	20	17,318
4.45%, 05/15/28 (Call 04/15/28)	15	15,004
4.88%, 11/01/40	10	9,645
7.00%, 03/01/29	5	5,519
		2,377,506

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 0.5%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	$120	$103,511
2.00%, 01/15/32 (Call 10/15/31)	20	15,726
2.45%, 02/21/30 (Call 11/21/29)	35	30,075
2.77%, 09/01/53 (Call 03/01/53)	25	14,881
2.80%, 08/15/41 (Call 02/15/41)	20	13,760
3.13%, 05/01/25 (Call 02/01/25)	5	4,843
3.15%, 02/21/40 (Call 08/21/39)	30	22,138
3.20%, 11/02/27 (Call 08/02/27)	80	74,923
3.35%, 02/22/32 (Call 11/22/31)	10	8,778
4.05%, 08/18/29 (Call 06/18/29)	10	9,517
4.20%, 03/01/33 (Call 12/01/32)	55	50,711
4.20%, 02/22/52 (Call 08/22/51)	5	3,945
4.40%, 05/01/45 (Call 11/01/44)	20	16,597
4.40%, 02/22/62 (Call 08/22/61)	20	15,731
4.56%, 06/15/48 (Call 12/15/47)	30	25,454
4.66%, 06/15/51 (Call 12/15/50)	95	81,169
4.88%, 03/01/53 (Call 09/01/52)	5	4,398
5.25%, 03/02/30 (Call 01/02/30)	55	55,291
5.25%, 03/02/33 (Call 12/02/32)	65	64,356
5.60%, 03/02/43 (Call 09/02/42)	130	127,233
5.65%, 03/02/53 (Call 09/02/52)	160	157,722
5.75%, 03/02/63 (Call 09/02/62)	25	24,494
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	35	28,799
3.15%, 05/01/50 (Call 11/01/49)	50	32,264
4.05%, 09/15/25 (Call 06/15/25)	20	19,499
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	25	21,775
2.80%, 10/01/50 (Call 04/01/50)	30	19,133
2.95%, 03/01/27 (Call 12/01/26)	105	98,500
4.00%, 09/01/36 (Call 03/01/36)	10	8,773
4.15%, 03/01/47 (Call 09/01/46)	25	20,505
4.50%, 02/01/45 (Call 08/01/44)	15	13,021
4.75%, 03/01/46 (Call 09/01/45)	165	148,579
4.80%, 04/01/44 (Call 10/01/43)	25	22,743
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	15	11,895
5.75%, 12/13/27 (Call 11/13/27)	5	5,012
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	10	7,951
2.80%, 09/15/50 (Call 03/15/50)	30	18,208
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	30	26,268
2.20%, 09/02/30 (Call 06/02/30)	40	32,300
3.35%, 09/02/51 (Call 03/02/51)	50	31,299
3.55%, 09/02/50 (Call 03/02/50)	30	19,659
		1,511,436
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	30	27,517
2.70%, 02/15/31 (Call 11/15/30)	20	16,756
2.72%, 02/15/30 (Call 11/15/29)	20	17,214
3.38%, 04/05/40 (Call 10/05/39)	15	11,232
3.58%, 04/05/50 (Call 10/05/49)	65	46,326
5.90%, 03/15/34 (Call 12/15/33)(d)	25	25,727
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	5	4,051
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	25	22,254
4.00%, 06/15/25 (Call 03/15/25)	5	4,874
Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	$30	$24,945
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	5	4,013
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	5	4,664
1.70%, 08/01/27 (Call 06/01/27)	5	4,411
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	10	8,127
3.20%, 07/15/51 (Call 01/15/51)	10	6,716
3.45%, 06/01/27 (Call 03/01/27)	35	32,885
3.50%, 12/15/27 (Call 09/15/27)	25	23,384
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	10	7,898
2.00%, 02/15/31 (Call 11/15/30)	30	23,623
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	20	15,881
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	15,060
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/29 (Call 12/21/28)	15	14,144
4.65%, 11/01/44 (Call 05/01/44)	10	8,630
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	10	8,945
3.90%, 04/01/27 (Call 01/01/27)	10	9,549
4.50%, 06/15/47 (Call 12/15/46)	20	16,823
		405,649
Chemicals — 0.6%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	200	181,564
2.70%, 05/15/40 (Call 11/15/39)	30	21,296
2.80%, 05/15/50 (Call 11/15/49)	60	39,318
4.80%, 03/03/33 (Call 12/03/32)	10	9,901
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	25	24,073
5.05%, 06/01/32 (Call 03/01/32)	20	18,524
5.45%, 12/01/44 (Call 06/01/44)	5	4,382
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	195	196,915
6.33%, 07/15/29 (Call 05/15/29)	25	25,492
6.35%, 11/15/28 (Call 10/15/28)	5	5,110
6.38%, 07/15/32 (Call 04/15/32)	10	10,189
6.55%, 11/15/30 (Call 09/15/30)	5	5,131
6.70%, 11/15/33 (Call 08/15/33)	20	20,742
CF Industries Inc.
4.95%, 06/01/43	15	12,716
5.15%, 03/15/34	10	9,472
5.38%, 03/15/44	15	13,461
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	105	86,564
4.25%, 10/01/34 (Call 04/01/34)	5	4,527
4.38%, 11/15/42 (Call 05/15/42)	50	40,763
5.25%, 11/15/41 (Call 05/15/41)	50	45,591
5.55%, 11/30/48 (Call 05/30/48)	15	14,180
6.30%, 03/15/33 (Call 12/15/32)	10	10,613
6.90%, 05/15/53 (Call 11/15/52)	40	44,730
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	15	14,756
4.73%, 11/15/28 (Call 08/15/28)	25	24,709
5.32%, 11/15/38 (Call 05/15/38)	40	39,031
5.42%, 11/15/48 (Call 05/15/48)	10	9,746

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)	$35	$28,432
Ecolab Inc., 2.13%, 08/15/50 (Call 02/15/50)	50	28,073
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	140	131,560
2.30%, 07/15/30 (Call 04/15/30)	20	16,854
4.80%, 05/15/33 (Call 02/15/33)(a)	5	4,864
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	20	18,600
3.45%, 10/01/29 (Call 07/01/29)	5	4,321
4.50%, 10/01/49 (Call 04/01/49)	5	3,625
5.65%, 05/18/33 (Call 02/18/33)(a)	20	18,840
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	20	18,541
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	25	13,531
3.20%, 01/30/26 (Call 10/30/25)	50	48,195
3.55%, 11/07/42 (Call 05/07/42)	10	7,776
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	10	8,410
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	100	71,498
3.63%, 04/01/51 (Call 04/01/50)	50	33,583
3.80%, 10/01/60 (Call 04/01/60)	10	6,476
4.20%, 05/01/50 (Call 11/01/49)	5	3,678
5.63%, 05/15/33 (Call 02/15/33)	50	49,997
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	25	18,565
4.20%, 04/01/29 (Call 01/01/29)	30	28,542
4.90%, 03/27/28 (Call 02/27/28)	5	4,942
5.80%, 03/27/53 (Call 09/27/52)	60	59,043
5.88%, 12/01/36	10	9,933
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	20	18,240
3.75%, 03/15/28 (Call 12/15/27)	20	18,954
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	15	12,087
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	190	169,915
3.45%, 06/01/27 (Call 03/01/27)	145	137,394
3.80%, 08/15/49 (Call 02/15/49)	40	29,524
Westlake Corp.
3.60%, 08/15/26 (Call 05/15/26)	20	19,084
5.00%, 08/15/46 (Call 02/15/46)	25	20,945
		1,997,518
Coal — 0.0%
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	25	24,086
6.25%, 07/15/41 (Call 01/15/41)	15	14,691
		38,777
Commercial Services — 0.4%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	230	203,355
3.38%, 09/15/25 (Call 06/15/25)	24	23,330
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	20	17,854
California Institute of Technology, 4.32%, 08/01/45	5	4,334
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	5	4,525
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)	45	41,755
Security	Par (000)	Value

Commercial Services (continued)
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	$15	$9,895
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	10	7,963
2.60%, 12/15/25 (Call 11/15/25)	25	23,626
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)(a)	10	5,739
George Washington University (The), 4.87%, 09/15/45	15	13,538
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	30	19,197
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	20	17,299
Series B, 4.32%, 04/01/49 (Call 10/01/48)	5	4,163
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	50	45,288
2.15%, 01/15/27 (Call 12/15/26)	35	31,605
2.65%, 02/15/25 (Call 01/15/24)	55	52,914
2.90%, 05/15/30 (Call 02/15/30)	15	12,788
4.15%, 08/15/49 (Call 02/15/49)	10	7,313
4.80%, 04/01/26 (Call 01/01/26)	25	24,519
5.30%, 08/15/29 (Call 06/15/29)	10	9,812
5.95%, 08/15/52 (Call 02/15/52)	15	14,305
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	20	17,892
2.65%, 07/15/31 (Call 04/15/31)	5	3,918
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	5	4,222
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	4,045
Series A, 2.81%, 01/01/60 (Call 07/01/59)	5	2,978
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	30	26,668
2.41%, 06/01/50 (Call 12/01/49)	15	9,051
Massachusetts Institute of Technology
3.96%, 07/01/38	25	21,624
5.60%, 07/01/2111	15	15,636
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	20	16,010
3.25%, 05/20/50 (Call 11/20/49)	15	10,089
3.75%, 02/25/52 (Call 08/25/51)	40	30,003
4.25%, 08/08/32 (Call 05/08/32)	10	9,355
5.25%, 07/15/44	5	4,736
Northwestern University, 4.64%, 12/01/44	20	18,341
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	30	28,417
2.30%, 06/01/30 (Call 03/01/30)	35	29,617
2.85%, 10/01/29 (Call 07/01/29)	20	17,762
3.25%, 06/01/50 (Call 12/01/49)	15	10,536
5.05%, 06/01/52 (Call 12/01/51)	10	9,584
5.25%, 06/01/62 (Call 12/01/61)	10	9,330
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	30	21,559
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	45	35,277
2.90%, 10/01/30 (Call 07/01/30)	25	21,059
3.05%, 10/01/41 (Call 04/01/41)	15	10,217
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	30	26,479
4.75%, 05/20/32 (Call 02/20/32)	5	4,859
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	5	3,030
S&P Global Inc.
2.70%, 03/01/29 (Call 01/01/29)	5	4,511

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.90%, 03/01/32 (Call 12/01/31)	$30	$25,555
3.25%, 12/01/49 (Call 06/01/49)	15	10,531
3.70%, 03/01/52 (Call 09/01/51)	35	26,776
4.25%, 05/01/29 (Call 02/01/29)	10	9,739
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	5	3,457
Trustees of Boston College, 3.13%, 07/01/52	20	13,559
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	10	8,106
Trustees of Princeton University (The)
5.70%, 03/01/39	15	15,770
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	10	6,350
Trustees of the University of Pennsylvania (The),
4.67%, 09/01/2112	5	4,263
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	20	16,356
Series C, 2.55%, 04/01/50 (Call 10/01/49)	5	3,095
University of Miami, 4.06%, 04/01/52	10	7,949
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	3,791
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	10	7,464
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	5	3,201
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	15	8,606
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	20	18,887
Washington University (The), 3.52%, 04/15/54 (Call 10/15/53)	20	14,748
William Marsh Rice University
3.57%, 05/15/45	10	7,774
3.77%, 05/15/55	5	3,875
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	15	9,035
		1,250,809
Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	10	8,290
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	55	47,962
1.65%, 05/11/30 (Call 02/11/30)	105	87,577
1.65%, 02/08/31 (Call 11/08/30)	43	35,168
1.70%, 08/05/31 (Call 05/05/31)	20	16,219
2.38%, 02/08/41 (Call 08/08/40)	75	52,726
2.40%, 08/20/50 (Call 02/20/50)	85	52,789
2.45%, 08/04/26 (Call 05/04/26)	55	51,864
2.55%, 08/20/60 (Call 02/20/60)(a)	65	40,500
2.65%, 05/11/50 (Call 11/11/49)	40	25,978
2.65%, 02/08/51 (Call 08/08/50)	50	32,272
2.80%, 02/08/61 (Call 02/08/60)	25	15,930
2.85%, 08/05/61 (Call 02/05/61)	10	6,378
2.90%, 09/12/27 (Call 06/12/27)	115	108,248
2.95%, 09/11/49 (Call 03/11/49)	40	27,956
3.00%, 11/13/27 (Call 08/13/27)	54	51,016
3.20%, 05/13/25	100	97,490
3.20%, 05/11/27 (Call 02/11/27)	130	124,097
3.25%, 02/23/26 (Call 11/23/25)	75	72,603
3.25%, 08/08/29 (Call 06/08/29)	5	4,670
3.35%, 02/09/27 (Call 11/09/26)	60	57,682
3.35%, 08/08/32 (Call 05/08/32)	30	27,261
3.75%, 09/12/47 (Call 03/12/47)	75	60,876
3.75%, 11/13/47 (Call 05/13/47)	25	20,355
3.85%, 05/04/43	50	42,672
3.85%, 08/04/46 (Call 02/04/46)	29	24,286
Security	Par (000)	Value

Computers (continued)
3.95%, 08/08/52 (Call 02/08/52)	$10	$8,316
4.00%, 05/10/28 (Call 04/10/28)	100	98,070
4.10%, 08/08/62 (Call 02/08/62)	55	45,687
4.30%, 05/10/33 (Call 02/10/33)(a)	25	24,678
4.38%, 05/13/45	30	27,210
4.50%, 02/23/36 (Call 08/23/35)	90	89,116
4.65%, 02/23/46 (Call 08/23/45)	50	47,194
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	35	31,331
2.30%, 09/14/31 (Call 06/14/31)	5	3,922
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)	10	6,664
4.90%, 10/01/26 (Call 08/01/26)	10	9,869
5.30%, 10/01/29 (Call 07/01/29)	5	4,981
5.75%, 02/01/33 (Call 11/01/32)(a)	30	30,421
5.85%, 07/15/25 (Call 06/15/25)	15	15,078
6.02%, 06/15/26 (Call 03/15/26)	29	29,327
6.10%, 07/15/27 (Call 05/15/27)	5	5,104
6.20%, 07/15/30 (Call 04/15/30)	10	10,406
8.10%, 07/15/36 (Call 01/15/36)	25	29,406
8.35%, 07/15/46 (Call 01/15/46)	40	49,315
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	15	12,691
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	5	4,520
2.20%, 03/15/31 (Call 12/15/30)	10	7,950
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	10	9,693
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	5	4,602
4.90%, 10/15/25 (Call 07/15/25)	15	14,851
6.20%, 10/15/35 (Call 04/15/35)(a)	30	31,566
6.35%, 10/15/45 (Call 04/15/45)	65	66,235
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	15	13,624
2.20%, 06/17/25 (Call 05/17/25)	5	4,757
2.65%, 06/17/31 (Call 03/17/31)	10	8,188
3.00%, 06/17/27 (Call 04/17/27)	25	23,205
4.75%, 01/15/28 (Call 12/15/27)	20	19,656
5.50%, 01/15/33 (Call 10/15/32)(a)	15	14,899
6.00%, 09/15/41	10	10,020
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	100	82,992
2.85%, 05/15/40 (Call 11/15/39)	260	184,194
3.30%, 05/15/26	100	95,976
4.00%, 06/20/42	15	12,397
4.40%, 07/27/32 (Call 04/27/32)	5	4,745
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)	15	12,729
3.15%, 10/15/31 (Call 07/15/31)	5	3,970
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	40	38,753
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	20	18,843
2.70%, 06/22/30 (Call 03/22/30)	5	4,226
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	10	8,267
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	10	8,159
3.10%, 02/01/32 (Call 11/01/31)	10	7,452
		2,488,120

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)	$25	$22,323
3.70%, 08/01/47 (Call 02/01/47)	10	8,130
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	20	13,450
3.15%, 03/15/27 (Call 12/15/26)	157	148,598
4.15%, 03/15/47 (Call 09/15/46)	5	4,016
4.38%, 05/15/28 (Call 04/15/28)	90	87,812
5.15%, 05/15/53 (Call 11/15/52)	25	23,482
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	30	29,752
5.05%, 03/22/28 (Call 02/22/28)	30	30,200
5.05%, 03/22/53 (Call 09/22/52)	30	28,683
5.10%, 03/22/43 (Call 09/22/42)(a)	50	48,737
5.20%, 03/22/63 (Call 09/22/62)	10	9,558
Procter & Gamble Co. (The)
0.55%, 10/29/25	5	4,627
1.00%, 04/23/26	25	22,956
1.20%, 10/29/30	10	8,016
1.90%, 02/01/27	5	4,603
2.45%, 11/03/26	90	85,226
2.80%, 03/25/27	40	37,720
3.00%, 03/25/30	85	77,741
3.60%, 03/25/50(a)	15	12,242
3.95%, 01/26/28	10	9,778
4.10%, 01/26/26(a)	15	14,818
5.55%, 03/05/37	25	26,856
5.80%, 08/15/34	10	11,116
Unilever Capital Corp.
2.00%, 07/28/26	5	4,648
3.50%, 03/22/28 (Call 12/22/27)	180	171,231
5.90%, 11/15/32	31	33,055
		979,374
Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	20	17,966

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	25	22,774
3.00%, 10/29/28 (Call 08/29/28)	150	132,302
3.30%, 01/30/32 (Call 10/30/31)	155	128,558
3.40%, 10/29/33 (Call 07/29/33)	15	12,148
3.65%, 07/21/27 (Call 04/21/27)	5	4,654
3.85%, 10/29/41 (Call 04/29/41)	15	11,202
6.50%, 07/15/25 (Call 06/15/25)	10	10,056
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	25	21,468
3.50%, 08/01/25	15	14,359
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	30	27,139
2.10%, 09/01/28 (Call 07/01/28)	5	4,252
2.88%, 01/15/26 (Call 12/15/25)	15	14,113
2.88%, 01/15/32 (Call 10/15/31)	15	12,171
3.00%, 02/01/30 (Call 11/01/29)	20	17,046
3.13%, 12/01/30 (Call 09/01/30)	15	12,615
3.25%, 03/01/25 (Call 01/01/25)	45	43,438
3.63%, 12/01/27 (Call 09/01/27)	18	16,656
4.63%, 10/01/28 (Call 07/01/28)	20	19,041
5.85%, 12/15/27 (Call 11/15/27)	10	10,044
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	15	14,240
Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
4.75%, 06/09/27 (Call 05/09/27)	$35	$33,112
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(b)	30	30,137
8.00%, 11/01/31	90	95,041
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	110	99,710
3.13%, 05/20/26 (Call 04/20/26)	35	33,411
3.30%, 05/03/27 (Call 04/02/27)	40	37,573
3.95%, 08/01/25 (Call 07/01/25)	80	78,136
4.05%, 05/03/29 (Call 03/03/29)	25	23,985
4.05%, 12/03/42	85	71,826
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(b)	20	18,618
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(b)	15	14,461
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(b)	100	99,874
5.85%, 11/05/27 (Call 10/05/27)	30	30,829
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	40	37,765
3.00%, 04/02/25 (Call 03/02/25)	75	72,640
5.15%, 05/15/33 (Call 02/15/33)	25	24,452
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)	5	4,341
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	35	28,563
4.35%, 04/15/30 (Call 01/15/30)	105	97,102
4.70%, 09/20/47 (Call 03/20/47)	60	48,319
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	20	12,861
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(b)	10	7,123
3.20%, 02/05/25 (Call 01/05/25)	10	9,664
3.65%, 05/11/27 (Call 04/11/27)	20	18,598
3.75%, 07/28/26 (Call 06/28/26)	33	31,004
3.75%, 03/09/27 (Call 02/09/27)	30	28,013
3.80%, 01/31/28 (Call 12/31/27)	65	59,858
4.20%, 10/29/25 (Call 09/29/25)	40	38,478
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(b)	30	28,699
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(b)	30	29,302
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(b)	45	41,325
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(b)	110	103,166
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	5	3,976
3.00%, 03/16/32 (Call 12/16/31)(a)	15	12,746
3.65%, 01/12/27 (Call 10/12/26)	25	24,028
Charles Schwab Corp., 6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(b)	25	25,386
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	40	36,047
1.15%, 05/13/26 (Call 04/13/26)	35	31,577
1.65%, 03/11/31 (Call 12/11/30)	15	11,501
1.95%, 12/01/31 (Call 09/01/31)	5	3,820
2.00%, 03/20/28 (Call 01/20/28)	80	69,161
2.30%, 05/13/31 (Call 02/13/31)	10	7,996

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.45%, 03/03/27 (Call 02/03/27)	$10	$9,094
2.90%, 03/03/32 (Call 12/03/31)	5	4,090
3.25%, 05/22/29 (Call 02/22/29)	5	4,476
3.63%, 04/01/25 (Call 01/01/25)	5	4,865
3.85%, 05/21/25 (Call 03/21/25)	155	151,043
4.00%, 02/01/29 (Call 11/01/28)	25	23,473
4.20%, 03/24/25 (Call 02/22/25)	10	9,827
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(b)	5	4,984
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(b)	25	24,676
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(b)	15	15,038
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	15	8,341
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	16,997
3.00%, 03/15/25 (Call 12/15/24)	195	189,968
4.15%, 06/15/48 (Call 12/15/47)	25	21,316
5.30%, 09/15/43 (Call 03/15/43)	60	60,561
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	17	16,465
4.10%, 02/09/27 (Call 11/09/26)	50	46,506
6.70%, 11/29/32 (Call 08/29/32)	5	4,955
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	15	14,237
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	20	15,543
2.85%, 03/30/25	25	24,154
2.95%, 08/12/51 (Call 02/12/51)	10	5,843
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	35	26,733
2.10%, 06/15/30 (Call 03/15/30)	40	33,159
3.00%, 06/15/50 (Call 12/15/49)	40	26,417
3.65%, 05/23/25	5	4,875
3.75%, 12/01/25 (Call 09/01/25)	10	9,735
4.00%, 09/15/27 (Call 08/15/27)	25	24,123
4.25%, 09/21/48 (Call 03/21/48)	65	53,938
4.35%, 06/15/29 (Call 04/15/29)	5	4,822
4.95%, 06/15/52 (Call 12/15/51)	50	46,228
Invesco Finance PLC
3.75%, 01/15/26	5	4,828
5.38%, 11/30/43	10	9,157
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	5	4,915
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	10	7,875
4.15%, 01/23/30	10	9,073
4.85%, 01/15/27	50	48,847
6.25%, 01/15/36	50	50,931
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	40	31,193
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	15	13,866
3.75%, 02/13/25	40	38,883
4.38%, 03/11/29 (Call 12/11/28)	60	56,185
Legg Mason Inc., 5.63%, 01/15/44	10	9,569
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	5	4,570
3.30%, 03/26/27 (Call 01/26/27)	55	52,510
3.35%, 03/26/30 (Call 12/26/29)	25	23,108
3.85%, 03/26/50 (Call 09/26/49)	57	46,578
3.95%, 02/26/48 (Call 08/26/47)	30	24,937
4.88%, 03/09/28 (Call 02/09/28)	180	182,351
Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	$25	$19,630
2.50%, 12/21/40 (Call 06/21/40)	15	9,770
3.25%, 04/28/50 (Call 10/28/49)	15	9,810
3.85%, 06/30/26 (Call 03/30/26)	45	43,451
5.65%, 06/28/25	5	5,016
Nomura Holdings Inc.
2.68%, 07/16/30	25	20,512
3.00%, 01/22/32	50	40,323
6.09%, 07/12/33	20	20,333
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	10	9,470
6.63%, 03/15/25 (Call 09/15/24)	10	9,979
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	5	3,527
4.65%, 04/01/30 (Call 01/01/30)	15	14,544
4.95%, 07/15/46	10	8,671
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	10	8,742
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	5	3,705
3.70%, 08/04/26 (Call 05/04/26)	25	23,019
4.50%, 07/23/25 (Call 04/24/25)	50	48,109
5.15%, 03/19/29 (Call 12/19/28)	5	4,630
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	25	19,626
1.90%, 04/15/27 (Call 02/15/27)	85	77,908
2.05%, 04/15/30 (Call 01/15/30)	65	55,453
2.75%, 09/15/27 (Call 06/15/27)	80	74,776
3.15%, 12/14/25 (Call 09/14/25)	75	72,455
3.65%, 09/15/47 (Call 03/15/47)	45	35,612
4.15%, 12/14/35 (Call 06/14/35)	65	61,159
4.30%, 12/14/45 (Call 06/14/45)	105	93,620
Voya Financial Inc.
3.65%, 06/15/26	5	4,776
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(b)	10	8,072
4.80%, 06/15/46	5	4,017
5.70%, 07/15/43	5	4,559
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	25	22,567
2.75%, 03/15/31 (Call 12/15/30)	10	7,944
2.85%, 01/10/25 (Call 12/10/24)	15	14,481
		4,548,624
Electric — 2.9%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	20	13,344
3.95%, 06/01/28 (Call 03/01/28)	35	32,995
5.25%, 05/15/52 (Call 11/15/51)	10	8,976
Series G, 4.15%, 05/01/49 (Call 11/01/48)	10	7,508
Series H, 3.45%, 01/15/50 (Call 07/15/49)	20	13,393
Series I, 2.10%, 07/01/30 (Call 04/01/30)	35	28,331
AEP Transmission Co. LLC
4.50%, 06/15/52 (Call 12/15/51)	10	8,354
5.40%, 03/15/53 (Call 09/15/52)	95	91,636
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	40	36,489
2.45%, 01/15/31 (Call 10/15/30)	5	4,039
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	10	6,403
3.05%, 03/15/32 (Call 12/15/31)	45	38,395
3.75%, 03/01/45 (Call 09/01/44)	25	18,919

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 4.30%, 07/15/48 (Call 01/15/48)	$20	$15,999
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	5	4,307
3.65%, 02/15/26 (Call 11/15/25)	5	4,813
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	20	12,598
3.25%, 03/15/50 (Call 09/15/49)	10	6,859
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	15	12,411
3.25%, 03/01/50 (Call 09/01/49)	15	9,819
5.63%, 03/01/33 (Call 12/01/32)	135	135,276
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	10	9,192
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	5	3,896
2.65%, 09/15/50 (Call 03/15/50)	50	28,129
3.35%, 05/15/50 (Call 11/15/49)	30	19,783
5.55%, 08/01/33 (Call 05/01/33)	5	4,957
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	124	119,711
3.80%, 06/01/29 (Call 03/01/29)	15	13,689
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	5	3,926
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	50	40,933
2.40%, 08/15/26 (Call 05/15/26)	10	9,329
3.75%, 08/15/47 (Call 02/15/47)	25	18,661
5.40%, 06/01/53 (Call 12/01/52)	20	19,197
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	20	12,427
3.70%, 07/15/30 (Call 04/15/30)	20	18,142
3.80%, 07/15/48 (Call 01/15/48)	10	7,258
4.05%, 04/15/25 (Call 03/15/25)	20	19,646
4.25%, 10/15/50 (Call 04/15/50)	30	23,233
4.45%, 01/15/49 (Call 07/15/48)	20	16,122
4.50%, 02/01/45 (Call 08/01/44)	20	16,963
4.60%, 05/01/53 (Call 11/01/52)	5	4,081
5.95%, 05/15/37	5	5,067
6.13%, 04/01/36	35	36,050
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	10	8,113
5.95%, 03/15/28 (Call 02/15/28)	5	5,062
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	5	4,910
5.30%, 04/01/53 (Call 10/01/52)	10	9,747
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	70	48,458
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	20	18,866
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	5	4,653
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	16	13,738
3.70%, 09/01/49 (Call 03/01/49)	10	7,039
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	15	14,308
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	20	18,732
3.75%, 12/01/50 (Call 12/01/30),
(5-year CMT + 2.900%)(b)	10	7,504
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(b)	15	13,012
Commonwealth Edison Co.
3.70%, 08/15/28 (Call 05/15/28)	5	4,727
4.00%, 03/01/48 (Call 09/01/47)	5	3,929
Security	Par (000)	Value

Electric (continued)
4.00%, 03/01/49 (Call 09/01/48)	$20	$15,613
4.70%, 01/15/44 (Call 07/15/43)	20	17,404
5.30%, 02/01/53 (Call 08/01/52)	30	28,632
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	18,742
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	10	7,912
4.90%, 07/01/33 (Call 04/01/33)	5	4,848
5.25%, 01/15/53 (Call 07/15/52)	25	23,712
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	8,119
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	45	37,287
3.60%, 06/15/61 (Call 12/15/60)	10	6,842
4.45%, 03/15/44 (Call 09/15/43)	15	12,698
4.50%, 05/15/58 (Call 11/15/57)	15	11,953
4.63%, 12/01/54 (Call 06/01/54)	10	8,355
6.15%, 11/15/52 (Call 05/15/52)	10	10,506
Series 05-A, 5.30%, 03/01/35	20	19,397
Series 09-C, 5.50%, 12/01/39	10	9,565
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	25	18,837
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	20	15,481
Series A, 4.13%, 05/15/49 (Call 11/15/48)	20	15,486
Series B, 3.13%, 11/15/27 (Call 08/15/27)	5	4,666
Series C, 3.00%, 12/01/60 (Call 06/01/60)	130	76,233
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	10	9,650
5.60%, 06/15/42 (Call 12/15/41)	12	11,228
5.80%, 03/01/33 (Call 12/01/32)	25	25,108
6.13%, 01/15/34 (Call 10/15/33)	25	25,660
6.25%, 10/01/39	10	10,056
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	15	10,117
3.50%, 08/01/51 (Call 02/01/51)	15	10,801
3.60%, 08/15/32 (Call 02/15/32)	10	8,878
3.95%, 05/15/43 (Call 11/15/42)	10	7,995
4.05%, 05/15/48 (Call 11/15/47)	45	35,879
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	13	9,417
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)	50	49,396
Series A, 1.45%, 04/15/26 (Call 03/15/26)	95	86,894
Series A, 4.60%, 03/15/49 (Call 09/15/48)	5	4,076
Series C, 3.38%, 04/01/30 (Call 01/01/30)	25	22,248
Series C, 4.90%, 08/01/41 (Call 02/01/41)	10	8,672
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)	25	20,068
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	5	4,228
2.95%, 03/01/50 (Call 09/01/49)	95	61,164
3.75%, 08/15/47 (Call 02/15/47)	20	14,957
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	8,013
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	5	4,668
4.88%, 06/01/28 (Call 05/01/28)	5	4,904
Series C, 3.40%, 06/15/29 (Call 03/15/29)	15	13,477
Series F, 1.05%, 06/01/25 (Call 05/01/25)	115	107,346
Duke Energy Carolinas LLC
3.55%, 03/15/52 (Call 09/15/51)	15	10,652
4.95%, 01/15/33 (Call 10/15/32)	25	24,509
5.30%, 02/15/40(a)	80	76,215
5.35%, 01/15/53 (Call 07/15/52)	25	23,682

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	$120	$110,673
2.65%, 09/01/26 (Call 06/01/26)	25	23,276
3.30%, 06/15/41 (Call 12/15/40)	25	17,959
3.50%, 06/15/51 (Call 12/15/50)	10	6,813
3.75%, 09/01/46 (Call 03/01/46)	50	36,240
4.20%, 06/15/49 (Call 12/15/48)	20	15,246
4.30%, 03/15/28 (Call 02/15/28)	80	77,106
4.50%, 08/15/32 (Call 05/15/32)	180	167,946
4.80%, 12/15/45 (Call 06/15/45)	10	8,542
5.00%, 08/15/52 (Call 02/15/52)	45	39,264
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	145	126,019
3.20%, 01/15/27 (Call 10/15/26)	50	47,433
3.80%, 07/15/28 (Call 04/15/28)	44	41,926
6.35%, 09/15/37	30	31,515
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	15	8,973
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	50	33,285
Duke Energy Ohio Inc., 5.65%, 04/01/53 (Call 10/01/52)	25	24,457
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	30	27,842
3.70%, 10/15/46 (Call 04/15/46)	10	7,243
4.15%, 12/01/44 (Call 06/01/44)	38	30,124
4.20%, 08/15/45 (Call 02/15/45)	25	19,913
Edison International
4.13%, 03/15/28 (Call 12/15/27)	5	4,701
4.95%, 04/15/25 (Call 03/15/25)	6	5,918
5.25%, 11/15/28 (Call 10/15/28)	150	147,822
5.75%, 06/15/27 (Call 04/15/27)	30	30,206
El Paso Electric Co., 6.00%, 05/15/35	5	4,874
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	20	15,378
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	5	4,779
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	10	9,567
Entergy Arkansas LLC, 3.35%, 06/15/52 (Call 12/15/51)	15	9,997
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	90	82,764
1.90%, 06/15/28 (Call 04/15/28)	15	12,932
2.40%, 06/15/31 (Call 03/05/31)	15	12,028
2.80%, 06/15/30 (Call 03/15/30)	15	12,764
2.95%, 09/01/26 (Call 06/01/26)	55	51,437
3.75%, 06/15/50 (Call 12/15/49)	15	10,474
Entergy Louisiana LLC
3.25%, 04/01/28 (Call 01/01/28)	40	36,840
4.00%, 03/15/33 (Call 12/15/32)	10	8,941
4.20%, 09/01/48 (Call 03/01/48)	15	11,712
4.20%, 04/01/50 (Call 10/01/49)	10	7,841
4.95%, 01/15/45 (Call 01/15/25)	25	21,603
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	145	113,010
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	130	113,522
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	45	42,231
3.25%, 09/01/49 (Call 03/01/49)	25	16,403
4.25%, 12/01/45 (Call 06/01/45)	55	43,304
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	29	23,945
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	10	8,170
Security	Par (000)	Value

Electric (continued)
2.90%, 03/01/27 (Call 02/01/27)	$35	$32,395
3.38%, 03/01/32 (Call 12/01/31)	10	8,541
3.45%, 01/15/50 (Call 07/15/49)	10	6,775
4.60%, 07/01/27 (Call 06/01/27)	30	29,256
5.13%, 05/15/33 (Call 02/15/33)	25	24,141
Series M, 3.30%, 01/15/28 (Call 10/15/27)	20	18,513
Series R, 1.65%, 08/15/30 (Call 05/15/30)	5	3,923
Series U, 1.40%, 08/15/26 (Call 07/15/26)	5	4,497
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	25	23,214
3.40%, 04/15/26 (Call 01/15/26)	75	71,909
4.05%, 04/15/30 (Call 01/15/30)	50	46,418
4.10%, 03/15/52 (Call 09/15/51)	130	99,331
4.45%, 04/15/46 (Call 10/15/45)	20	16,275
4.70%, 04/15/50 (Call 10/15/49)	15	12,663
4.95%, 06/15/35 (Call 12/15/34)	5	4,610
5.10%, 06/15/45 (Call 12/15/44)	10	8,957
5.15%, 03/15/28 (Call 02/15/28)	25	24,985
5.30%, 03/15/33 (Call 12/15/32)	30	29,599
5.60%, 03/15/53 (Call 09/15/52)	5	4,793
5.63%, 06/15/35	5	4,957
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	10	8,236
2.85%, 04/01/25 (Call 03/01/25)	15	14,540
2.88%, 12/04/51 (Call 06/04/51)	135	86,132
3.70%, 12/01/47 (Call 06/01/47)	35	26,449
3.95%, 03/01/48 (Call 09/01/47)	10	7,942
4.13%, 02/01/42 (Call 08/01/41)	35	29,577
4.40%, 05/15/28 (Call 03/15/28)	25	24,421
5.25%, 02/01/41 (Call 08/01/40)	25	24,122
5.30%, 04/01/53 (Call 10/01/52)	75	73,030
5.69%, 03/01/40	10	10,175
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	60	56,109
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	25	23,913
5.13%, 05/15/52 (Call 11/15/51)	55	50,520
Series A, 3.25%, 03/15/51 (Call 09/15/50)	25	16,632
Iberdrola International BV
5.81%, 03/15/25	35	35,106
6.75%, 07/15/36	15	16,351
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	10	6,175
4.10%, 09/26/28 (Call 06/26/28)	5	4,758
6.25%, 07/15/39	10	10,152
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	15	13,960
Kentucky Utilities Co., 5.45%, 04/15/33 (Call 01/15/33)	25	25,040
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	5	4,835
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	5	3,315
3.65%, 04/15/29 (Call 01/15/29)	20	18,629
4.25%, 07/15/49 (Call 01/15/49)	5	4,061
5.35%, 01/15/34 (Call 10/15/33)	25	25,326
6.75%, 12/30/31	15	16,507
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	10	8,200
3.05%, 04/25/27 (Call 01/25/27)	20	18,670
3.45%, 06/15/25	5	4,860
3.70%, 03/15/29 (Call 12/15/28)	15	13,913
4.15%, 12/15/32 (Call 09/15/32)	25	22,771
4.30%, 03/15/49 (Call 09/15/48)	10	8,064

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.05%, 09/15/28 (Call 08/15/28)	$5	$5,015
5.80%, 01/15/33 (Call 07/15/32)	15	15,304
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	35	32,510
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	30	25,124
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	40	36,067
1.90%, 06/15/28 (Call 04/15/28)	45	38,909
2.25%, 06/01/30 (Call 03/01/30)	30	24,760
3.50%, 04/01/29 (Call 01/01/29)	50	45,847
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(b)	25	20,804
4.45%, 06/20/25	15	14,758
4.63%, 07/15/27 (Call 06/15/27)	45	44,143
4.90%, 02/28/28 (Call 01/28/28)	30	29,610
5.00%, 02/28/30 (Call 12/28/29)	10	9,800
5.05%, 02/28/33 (Call 11/28/32)	45	43,526
5.25%, 02/28/53 (Call 08/28/52)	10	9,107
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	35	22,343
3.60%, 09/15/47 (Call 03/15/47)	10	7,319
5.10%, 05/15/53 (Call 11/15/52)	10	9,363
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	25	19,399
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	25	19,749
4.40%, 03/01/44 (Call 09/01/43)	5	4,198
4.55%, 06/01/52 (Call 12/01/51)	10	8,425
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)	10	7,957
5.25%, 09/01/50	7	6,191
5.38%, 11/01/40	5	4,512
5.95%, 11/01/39	20	19,402
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	5	4,402
3.80%, 08/15/28 (Call 02/15/28)	5	4,718
4.15%, 04/01/47 (Call 10/01/46)	10	7,736
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	15	8,934
2.95%, 04/01/25 (Call 01/01/25)	20	19,380
3.80%, 09/30/47 (Call 03/30/47)	20	14,974
4.55%, 09/15/32 (Call 06/15/32)	5	4,725
4.55%, 12/01/41 (Call 06/01/41)	29	25,305
4.60%, 06/01/52 (Call 12/01/51)	10	8,570
4.95%, 09/15/52 (Call 03/15/52)(d)	40	36,178
5.75%, 03/15/29 (Call 12/15/28)	30	30,813
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	40	31,874
2.95%, 03/01/26 (Call 12/01/25)	5	4,667
3.15%, 01/01/26	5	4,711
3.30%, 12/01/27 (Call 09/01/27)	20	18,185
3.50%, 08/01/50 (Call 02/01/50)	90	56,701
3.75%, 07/01/28	5	4,544
3.95%, 12/01/47 (Call 06/01/47)	5	3,395
4.30%, 03/15/45 (Call 09/15/44)	10	7,200
4.45%, 04/15/42 (Call 10/15/41)	20	15,071
4.50%, 07/01/40 (Call 01/01/40)	90	71,365
4.55%, 07/01/30 (Call 01/01/30)	24	22,062
4.60%, 06/15/43 (Call 12/15/42)	5	3,755
4.95%, 06/08/25	5	4,925
4.95%, 07/01/50 (Call 01/01/50)	45	35,855
5.25%, 03/01/52 (Call 09/01/51)	5	4,128
Security	Par (000)	Value

Electric (continued)
5.90%, 06/15/32 (Call 03/15/32)	$20	$19,536
6.15%, 01/15/33 (Call 10/15/32)	40	39,770
6.40%, 06/15/33 (Call 03/15/33)	10	10,117
6.70%, 04/01/53 (Call 10/01/52)	15	15,154
6.75%, 01/15/53 (Call 07/15/52)	50	50,588
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	25	14,119
3.30%, 03/15/51 (Call 09/15/50)	10	6,124
3.50%, 06/15/29 (Call 03/15/29)	15	13,556
4.15%, 02/15/50 (Call 08/15/49)	40	28,487
5.35%, 12/01/53 (Call 06/01/53)	10	8,467
5.50%, 05/15/54 (Call 11/15/53)	110	95,525
6.00%, 01/15/39	25	24,371
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	75	69,898
PPL Electric Utilities Corp.
4.15%, 06/15/48 (Call 12/15/47)	50	40,428
5.00%, 05/15/33 (Call 02/15/33)	5	4,900
5.25%, 05/15/53 (Call 11/15/52)	25	23,862
Progress Energy Inc.
6.00%, 12/01/39	15	14,901
7.00%, 10/30/31	132	143,942
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	25	18,929
4.50%, 06/01/52 (Call 12/01/51)	25	20,183
5.25%, 04/01/53 (Call 10/01/52)	60	55,415
Series 17, 6.25%, 09/01/37	20	20,695
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	5	4,573
1.90%, 08/15/31 (Call 05/15/31)	10	7,913
3.10%, 03/15/32 (Call 12/15/31)	10	8,628
3.60%, 12/01/47 (Call 06/01/47)	10	7,435
3.65%, 09/01/28 (Call 06/01/28)	70	65,979
3.70%, 05/01/28 (Call 02/01/28)	5	4,753
4.05%, 05/01/48 (Call 11/01/47)	35	27,981
Public Service Electric and Gas Co.
5.20%, 08/01/33 (Call 05/01/33)	10	10,041
5.45%, 08/01/53 (Call 02/01/53)	30	29,810
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	30	27,753
6.13%, 10/15/33 (Call 07/15/33)	25	25,858
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	20	17,395
4.10%, 06/15/30 (Call 03/15/30)	20	17,826
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	6	3,909
5.45%, 06/01/53 (Call 12/01/52)	25	23,988
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	10	9,409
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	20	15,361
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	10	8,007
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	25	15,875
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	205	190,930
3.80%, 02/01/38 (Call 08/01/37)	105	85,244
4.00%, 02/01/48 (Call 08/01/47)	25	19,067
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(b)	45	36,756
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	5	4,710

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	$5	$4,143
3.65%, 02/01/50 (Call 08/01/49)	25	17,735
4.00%, 04/01/47 (Call 10/01/46)	20	15,273
4.05%, 03/15/42 (Call 09/15/41)	25	19,542
4.65%, 10/01/43 (Call 04/01/43)	35	29,730
5.50%, 03/15/40	10	9,471
5.70%, 03/01/53 (Call 09/01/52)	65	63,007
5.85%, 11/01/27 (Call 10/01/27)	45	46,200
5.88%, 12/01/53 (Call 06/01/53)	10	9,938
6.65%, 04/01/29	25	26,115
Series B, 4.88%, 03/01/49 (Call 09/01/48)	15	12,830
Series C, 4.13%, 03/01/48 (Call 09/01/47)	20	15,604
Series E, 3.70%, 08/01/25 (Call 06/01/25)	10	9,693
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	90	85,570
4.25%, 07/01/36 (Call 01/01/36)	15	13,195
4.40%, 07/01/46 (Call 01/01/46)	46	37,797
4.85%, 06/15/28 (Call 04/15/28)	80	78,857
5.11%, 08/01/27	30	29,741
5.15%, 10/06/25	10	9,949
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(b)	65	56,824
Series A, 3.70%, 04/30/30 (Call 01/30/30)	10	9,145
Series B, 4.00%, 01/15/51 (Call 01/15/26),
(5-year CMT + 3.733%)(b)	145	135,877
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	25	15,669
5.30%, 04/01/33 (Call 01/01/33)	50	48,072
Series L, 3.85%, 02/01/48 (Call 08/01/47)	20	14,036
Series N, 1.65%, 03/15/26 (Call 02/15/26)	10	9,203
Southwestern Public Service Co., 4.50%, 08/15/41 (Call 02/15/41)	10	8,376
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	20	16,203
4.10%, 06/15/42 (Call 12/15/41)	5	3,982
5.00%, 07/15/52 (Call 01/15/52)	5	4,403
Tucson Electric Power Co., 4.00%, 06/15/50 (Call 12/15/49)	10	7,370
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	35	20,670
2.95%, 06/15/27 (Call 03/15/27)	5	4,697
3.90%, 04/01/52 (Call 10/01/51)	15	11,396
5.45%, 03/15/53 (Call 09/15/52)	55	52,915
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	39	21,954
2.95%, 11/15/51 (Call 05/15/51)	50	31,105
4.00%, 01/15/43 (Call 07/15/42)	30	23,688
5.00%, 04/01/33 (Call 01/01/33)	30	28,975
5.45%, 04/01/53 (Call 10/01/52)	5	4,746
8.88%, 11/15/38	25	32,478
Series A, 3.15%, 01/15/26 (Call 10/15/25)	110	105,584
Series B, 2.95%, 11/15/26 (Call 08/15/26)	25	23,519
Series B, 3.75%, 05/15/27 (Call 04/15/27)	5	4,795
Series B, 3.80%, 09/15/47 (Call 03/15/47)	5	3,665
Series C, 4.00%, 11/15/46 (Call 05/15/46)	30	22,854
Series C, 4.63%, 05/15/52 (Call 11/15/51)	5	4,191
Virginia Electric and Power Co.
5.30%, 08/15/33 (Call 05/15/33)	10	9,864
5.70%, 08/15/53 (Call 02/15/53)	65	63,966
Security	Par (000)	Value

Electric (continued)
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	$50	$43,272
4.75%, 01/09/26 (Call 12/09/25)	60	59,159
5.00%, 09/27/25 (Call 08/27/25)	140	138,772
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)	30	26,955
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	10	6,103
3.30%, 09/01/49 (Call 03/01/49)	20	13,486
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	130	116,169
3.35%, 12/01/26 (Call 06/01/26)	65	61,553
3.40%, 06/01/30 (Call 12/01/29)	45	39,926
3.50%, 12/01/49 (Call 06/01/49)	65	44,627
4.00%, 06/15/28 (Call 12/15/27)	45	42,901
		9,493,519
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	10	8,941
1.95%, 10/15/30 (Call 07/15/30)	20	16,536
2.00%, 12/21/28 (Call 10/21/28)	45	39,470
2.80%, 12/21/51 (Call 06/21/51)	10	6,319
5.25%, 11/15/39	10	9,687
		80,953
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	5	4,878
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	20	16,173
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	5	4,077
4.00%, 04/01/25 (Call 01/01/25)	20	19,498
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	40	37,899
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	30	28,688
4.88%, 06/15/29 (Call 03/15/29)	10	9,507
4.88%, 05/12/30 (Call 02/12/30)	10	9,481
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	170	161,036
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	10	8,946
1.35%, 06/01/25 (Call 05/01/25)	5	4,734
1.75%, 09/01/31 (Call 06/01/31)	5	3,983
1.95%, 06/01/30 (Call 03/01/30)	75	62,821
2.50%, 11/01/26 (Call 08/01/26)	40	37,735
2.70%, 08/15/29 (Call 05/15/29)	5	4,473
2.80%, 06/01/50 (Call 12/01/49)	69	48,278
3.81%, 11/21/47 (Call 05/21/47)	40	31,854
4.95%, 02/15/28 (Call 01/15/28)	90	91,028
5.70%, 03/15/36	15	15,631
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	10	8,088
3.35%, 03/01/26 (Call 12/01/25)	15	14,376
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	5	4,207
4.25%, 05/15/27 (Call 04/15/27)	15	14,381
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	10	8,684
4.60%, 04/06/27 (Call 01/06/27)	15	14,562
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	10	8,921
2.38%, 08/09/28 (Call 06/09/28)	10	8,420

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.65%, 08/09/31 (Call 05/09/31)	$10	$7,732
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	40	39,487
4.90%, 06/15/28 (Call 03/15/28)	5	4,884
Tyco Electronics Group SA
4.50%, 02/13/26	5	4,931
7.13%, 10/01/37	10	11,254
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	10	9,073
2.40%, 04/01/28 (Call 02/01/28)	10	8,538
2.95%, 04/01/31 (Call 01/01/31)	5	3,983
		772,241
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	30	29,259

Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	65	63,255
3.76%, 03/15/27 (Call 02/15/27)	45	42,458
4.05%, 03/15/29 (Call 01/15/29)	120	110,876
4.28%, 03/15/32 (Call 12/15/31)	45	39,716
5.05%, 03/15/42 (Call 09/15/41)	25	20,650
5.14%, 03/15/52 (Call 09/15/51)	180	143,855
5.39%, 03/15/62 (Call 09/15/61)	40	31,852
		452,662
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	5	4,016
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	40	31,219
2.30%, 03/01/30 (Call 12/01/29)	5	4,247
3.05%, 03/01/50 (Call 09/01/49)	15	10,143
3.20%, 03/15/25 (Call 12/15/24)	30	29,129
5.00%, 04/01/34 (Call 01/01/34)	5	4,904
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	65	42,029
3.20%, 06/01/32 (Call 03/01/32)	25	21,508
4.20%, 01/15/33 (Call 10/15/32)	5	4,613
4.25%, 12/01/28 (Call 09/01/28)	35	33,734
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	10	7,883
2.00%, 06/01/29 (Call 04/01/29)	5	4,303
2.50%, 11/15/50 (Call 05/15/50)	15	9,056
2.95%, 06/01/41 (Call 12/01/40)	15	10,841
4.15%, 04/15/32 (Call 01/15/32)	30	28,235
4.63%, 02/15/30 (Call 12/15/29)	5	4,903
		250,763
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,217
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	10	8,400
3.13%, 04/24/50 (Call 10/24/49)	5	3,188
3.95%, 03/15/25 (Call 01/15/25)	85	83,173
4.15%, 03/15/28 (Call 12/15/27)	90	86,509
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	25	21,487
4.60%, 11/01/25 (Call 09/01/25)	50	49,050
4.85%, 11/01/28 (Call 08/01/28)	35	34,059
5.40%, 11/01/48 (Call 05/01/48)	25	22,344
Security	Par (000)	Value

Food (continued)
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	$10	$8,043
3.50%, 10/01/26 (Call 07/01/26)	5	4,743
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	25	16,049
3.20%, 02/10/27 (Call 11/10/26)	25	23,597
4.00%, 04/17/25 (Call 02/17/25)	85	83,385
4.95%, 03/29/33 (Call 12/29/32)(a)	30	29,111
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	65	61,054
3.13%, 11/15/49 (Call 05/15/49)	10	6,904
Hormel Foods Corp.
1.80%, 06/11/30 (Call 03/11/30)	80	65,923
3.05%, 06/03/51 (Call 12/03/50)	5	3,327
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	10	8,595
J M Smucker Co. (The), 6.20%, 11/15/33 (Call 08/15/33)	15	15,666
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(d)	40	40,325
7.25%, 11/15/53 (Call 05/15/53)(d)	15	15,175
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)	35	27,167
3.75%, 12/01/31 (Call 12/01/26)	15	12,413
5.50%, 01/15/30 (Call 01/15/25)	20	18,918
5.75%, 04/01/33 (Call 01/01/33)	50	47,283
6.50%, 12/01/52 (Call 06/01/52)	20	18,633
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	10	7,760
2.75%, 09/15/41 (Call 03/15/41)	75	48,672
3.50%, 03/15/25	27	26,333
4.25%, 03/15/35	5	4,405
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	10	8,185
3.25%, 04/01/26	15	14,352
3.40%, 11/15/27 (Call 08/15/27)	185	173,070
4.30%, 05/15/28 (Call 02/15/28)	45	43,433
Series B, 7.45%, 04/01/31	10	11,013
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	5	4,747
3.75%, 04/01/30 (Call 01/01/30)	5	4,601
3.88%, 05/15/27 (Call 02/15/27)	5	4,805
4.25%, 03/01/31 (Call 12/01/30)	10	9,336
4.38%, 06/01/46 (Call 12/01/45)	20	16,312
4.88%, 10/01/49 (Call 04/01/49)	15	13,169
5.00%, 06/04/42	50	45,160
5.20%, 07/15/45 (Call 01/15/45)	60	54,883
5.50%, 06/01/50 (Call 12/01/49)	35	33,625
6.75%, 03/15/32	10	10,823
6.88%, 01/26/39	45	49,262
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	10	7,787
2.65%, 10/15/26 (Call 07/15/26)	25	23,300
3.50%, 02/01/26 (Call 11/01/25)	20	19,261
3.95%, 01/15/50 (Call 07/15/49)	25	18,909
4.45%, 02/01/47 (Call 08/01/46)	25	20,486
4.50%, 01/15/29 (Call 10/15/28)	20	19,414
5.15%, 08/01/43 (Call 02/01/43)	15	13,370
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	10	9,100

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.20%, 08/15/47 (Call 02/15/47)(a)	$25	$19,958
4.95%, 04/15/33 (Call 01/15/33)	5	4,793
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	20	18,921
1.88%, 10/15/32 (Call 07/15/32)	20	15,413
2.63%, 03/17/27 (Call 01/17/27)	110	102,148
2.63%, 09/04/50 (Call 03/04/50)	85	52,025
2.75%, 04/13/30 (Call 01/13/30)	5	4,352
3.00%, 03/17/32 (Call 12/17/31)	10	8,529
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	10	8,097
4.25%, 04/15/31 (Call 04/15/26)	5	4,330
6.25%, 07/01/33 (Call 04/01/33)	25	24,643
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	8,485
3.30%, 07/15/26 (Call 04/15/26)	25	23,787
4.85%, 10/01/45 (Call 04/01/45)	15	12,904
5.95%, 04/01/30 (Call 01/01/30)	20	20,706
6.60%, 04/01/40 (Call 10/01/39)	10	10,664
6.60%, 04/01/50 (Call 10/01/49)	65	71,218
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	25	23,546
4.00%, 03/01/26 (Call 01/01/26)	15	14,573
4.35%, 03/01/29 (Call 12/01/28)	110	104,514
4.88%, 08/15/34 (Call 02/15/34)	15	13,979
5.10%, 09/28/48 (Call 03/28/48)	45	37,971
Walmart Inc., 3.90%, 09/09/25	10	9,841
		2,161,708
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	10	8,156
4.40%, 08/15/47 (Call 02/15/47)	25	20,105
5.00%, 09/15/35 (Call 03/15/35)	15	14,445
6.00%, 11/15/41 (Call 05/15/41)	50	50,107
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	40	34,197
3.13%, 01/15/32 (Call 10/15/31)	5	3,970
3.75%, 01/15/31 (Call 10/15/30)	15	12,669
		143,649
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	10	7,806
2.63%, 09/15/29 (Call 06/15/29)	120	105,968
2.85%, 02/15/52 (Call 08/15/51)	100	62,692
3.00%, 06/15/27 (Call 03/15/27)	150	140,762
4.13%, 03/15/49 (Call 09/15/48)	34	27,093
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	5	4,004
4.10%, 09/01/47 (Call 03/01/47)	10	7,750
5.25%, 03/01/28 (Call 02/01/28)	5	5,028
5.40%, 03/01/33 (Call 12/01/32)	10	9,922
5.85%, 01/15/41 (Call 07/15/40)	5	4,974
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	5	4,982
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	40	36,980
1.70%, 02/15/31 (Call 11/15/30)	20	15,550
2.95%, 09/01/29 (Call 06/01/29)	5	4,427
3.49%, 05/15/27 (Call 02/15/27)	5	4,726
3.95%, 03/30/48 (Call 09/30/47)	15	11,287
Security	Par (000)	Value

Gas (continued)
4.38%, 05/15/47 (Call 11/15/46)	$15	$12,021
4.80%, 02/15/44 (Call 08/15/43)	25	21,471
5.00%, 06/15/52 (Call 12/15/51)	15	13,041
5.25%, 02/15/43 (Call 08/15/42)	25	22,630
5.65%, 02/01/45 (Call 08/01/44)	5	4,745
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	10	8,191
4.66%, 02/01/44 (Call 08/01/43)	5	4,225
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	25	16,123
4.65%, 08/01/43 (Call 02/01/43)	20	16,622
5.05%, 05/15/52 (Call 11/15/51)	25	21,767
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	10	7,528
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	50	42,634
Southern Co. Gas Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	15	14,388
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	30	23,424
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	25	15,560
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	15	12,207
5.45%, 03/23/28 (Call 02/23/28)	40	39,999
5.80%, 12/01/27 (Call 11/01/27)	10	10,151
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	10	6,575
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	5	3,432
Series K, 3.80%, 09/15/46 (Call 03/15/46)	5	3,525
		774,210
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26(d)	5	4,989
6.05%, 04/15/28 (Call 03/15/28)(d)	10	9,841
6.30%, 02/15/30 (Call 12/15/29)(d)	10	9,875
6.40%, 04/15/33 (Call 01/15/33)(d)	20	19,695
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	10	6,887
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	11	9,047
2.75%, 11/15/50 (Call 05/15/50)	50	28,525
4.25%, 11/15/28 (Call 08/15/28)	15	14,249
6.00%, 03/06/28 (Call 02/06/28)(a)	180	184,629
		287,737
Health Care - Products — 0.3%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	60	58,509
4.75%, 11/30/36 (Call 05/30/36)	20	19,560
4.75%, 04/15/43 (Call 10/15/42)	5	4,794
4.90%, 11/30/46 (Call 05/30/46)	85	81,932
5.30%, 05/27/40	30	30,379
6.00%, 04/01/39	5	5,445
6.15%, 11/30/37	20	22,000
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	15	12,373
2.30%, 03/12/31 (Call 12/12/30)	15	12,384
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	45	34,614
1.92%, 02/01/27 (Call 01/01/27)	25	22,501
2.54%, 02/01/32 (Call 11/01/31)(a)	5	4,008
2.60%, 08/15/26 (Call 05/15/26)	30	27,882
3.13%, 12/01/51 (Call 06/01/51)	25	15,738

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	$68	$64,558
2.65%, 06/01/30 (Call 03/01/30)	35	30,178
4.70%, 03/01/49 (Call 09/01/48)	12	10,640
Danaher Corp.
2.80%, 12/10/51 (Call 06/10/51)	15	9,520
4.38%, 09/15/45 (Call 03/15/45)	15	12,995
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	20	17,148
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	170	148,863
3.40%, 11/15/49 (Call 05/15/49)	20	14,462
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	100	100,129
5.86%, 03/15/30 (Call 01/15/30)	5	5,095
HCA Inc., 4.38%, 03/15/42 (Call 09/15/41)	21	16,630
Koninklijke Philips NV
5.00%, 03/15/42	5	4,280
6.88%, 03/11/38	5	5,276
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	5	4,813
Medtronic Inc.
4.38%, 03/15/35	20	18,734
4.63%, 03/15/45	65	59,125
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	10	8,448
3.30%, 09/15/29 (Call 06/15/29)	20	17,610
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(a)	20	13,058
3.38%, 11/01/25 (Call 08/01/25)	30	28,942
4.10%, 04/01/43 (Call 10/01/42)	10	8,164
4.38%, 05/15/44 (Call 11/15/43)	20	16,920
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	5	4,050
2.60%, 10/01/29 (Call 07/01/29)	22	19,469
2.80%, 10/15/41 (Call 04/15/41)	10	7,093
4.10%, 08/15/47 (Call 02/15/47)	15	12,467
4.80%, 11/21/27 (Call 10/21/27)	5	5,018
4.95%, 08/10/26 (Call 07/10/26)	25	25,075
4.98%, 08/10/30 (Call 06/10/30)	15	14,991
5.40%, 08/10/43 (Call 04/10/43)	65	64,985
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	45	42,897
		1,163,752
Health Care - Services — 1.0%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	15	13,212
3.63%, 03/01/49 (Call 09/01/48)	5	3,432
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	15	12,586
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	5	3,651
4.50%, 05/15/42 (Call 11/15/41)	10	8,248
4.75%, 03/15/44 (Call 09/15/43)	5	4,205
6.63%, 06/15/36	15	16,140
6.75%, 12/15/37	5	5,353
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	5	3,023
Allina Health System, Series 2019, 3.89%, 04/15/49	5	3,849
Ascension Health
4.85%, 11/15/53(a)	5	4,532
Security	Par (000)	Value

Health Care - Services (continued)
Series B, 3.11%, 11/15/39 (Call 05/15/39)	$25	$18,521
Banner Health, 2.91%, 01/01/51 (Call 07/01/50)	15	9,368
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	5	3,427
Baylor Scott & White Holdings, 3.97%, 11/15/46 (Call 05/15/46)	75	59,351
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	5	3,218
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	15	12,998
2.50%, 03/01/31 (Call 12/01/30)	25	19,959
2.63%, 08/01/31 (Call 05/01/31)	20	15,885
3.00%, 10/15/30 (Call 07/15/30)	30	24,962
3.38%, 02/15/30 (Call 02/15/25)	40	34,564
4.25%, 12/15/27 (Call 12/15/23)	10	9,435
4.63%, 12/15/29 (Call 12/15/24)	35	32,510
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,238
Children’s Hospital of Philadelphia (The), Series 2020,
2.70%, 07/01/50 (Call 01/01/50)	10	6,196
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	40	35,426
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	5	3,524
Dignity Health, 5.27%, 11/01/64	15	13,131
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	10	9,200
2.25%, 05/15/30 (Call 02/15/30)	35	29,337
2.88%, 09/15/29 (Call 06/15/29)	180	159,983
3.13%, 05/15/50 (Call 11/15/49)	20	13,301
3.60%, 03/15/51 (Call 09/15/50)	20	14,468
3.65%, 12/01/27 (Call 09/01/27)	40	38,036
4.10%, 03/01/28 (Call 12/01/27)	190	183,276
4.38%, 12/01/47 (Call 06/01/47)	15	12,518
4.55%, 03/01/48 (Call 09/01/47)	15	12,779
4.75%, 02/15/33 (Call 11/15/32)	40	38,517
5.13%, 02/15/53 (Call 08/15/52)	10	9,281
5.35%, 10/15/25 (Call 09/15/25)	10	9,991
5.50%, 10/15/32 (Call 07/15/32)	20	20,194
6.10%, 10/15/52 (Call 04/15/52)	15	15,876
6.38%, 06/15/37	5	5,291
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	10	8,136
4.50%, 07/01/57 (Call 01/01/57)	10	8,342
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	60	52,778
3.50%, 07/15/51 (Call 01/15/51)	30	19,587
4.50%, 02/15/27 (Call 08/15/26)	10	9,696
4.63%, 03/15/52 (Call 09/15/51)	80	63,239
5.13%, 06/15/39 (Call 12/15/38)	20	17,939
5.20%, 06/01/28 (Call 05/01/28)	110	108,437
5.25%, 04/15/25	190	188,519
5.25%, 06/15/26 (Call 12/15/25)	5	4,957
5.25%, 06/15/49 (Call 12/15/48)	25	21,714
5.38%, 09/01/26 (Call 03/01/26)	40	39,808
5.50%, 06/01/33 (Call 03/01/33)	25	24,568
5.50%, 06/15/47 (Call 12/15/46)	5	4,495
5.88%, 02/15/26 (Call 08/15/25)	5	5,011
5.90%, 06/01/53 (Call 12/01/52)	25	23,794
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	5	3,790

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	$70	$62,146
2.15%, 02/03/32 (Call 11/03/31)	10	7,848
3.13%, 08/15/29 (Call 05/15/29)	35	31,583
3.95%, 03/15/27 (Call 12/15/26)	10	9,622
3.95%, 08/15/49 (Call 02/15/49)	20	15,211
4.80%, 03/15/47 (Call 09/14/46)	15	12,929
4.95%, 10/01/44 (Call 04/01/44)	30	26,619
5.75%, 03/01/28 (Call 02/01/28)	100	102,031
5.88%, 03/01/33 (Call 12/01/32)	75	76,846
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	5	4,005
Inova Health System Foundation, 4.07%, 05/15/52
(Call 11/15/51)	5	4,032
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	5	3,551
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	15	12,282
4.88%, 04/01/42	15	13,713
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	22	15,268
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	40	36,424
2.70%, 06/01/31 (Call 03/01/31)	15	12,412
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	25	19,005
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	4,061
Series 2016, 4.13%, 11/15/52	15	12,495
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)	5	3,003
MidMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	10	6,663
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	15	11,378
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	5	3,516
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52
(Call 05/01/52)	10	8,770
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	5	3,525
3.98%, 11/01/46 (Call 11/01/45)	15	11,276
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)	5	3,065
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	10	7,282
3.17%, 11/01/51 (Call 05/01/51)	5	3,228
3.32%, 11/01/61(Call 05/01/61)	10	6,213
OhioHealth Corp., 2.83%, 11/15/41 (Call 05/15/41)	10	6,810
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	10	6,830
4.09%, 10/01/48 (Call 04/01/48)	5	3,889
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	5	4,132
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	10	7,824
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	10	6,667
Presbyterian Healthcare Services, 4.88%, 08/01/52
(Call 02/01/52)	5	4,555
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	10	5,591
Series A, 3.93%, 10/01/48 (Call 04/01/48)	5	3,696
Series I, 3.74%, 10/01/47	5	3,546
Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	$10	$8,397
2.95%, 06/30/30 (Call 03/30/30)	15	12,899
3.45%, 06/01/26 (Call 03/01/26)	20	19,152
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	10	6,567
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	5	3,802
Sutter Health, Series 20A, 3.36%, 08/15/50
(Call 02/15/50)	50	34,211
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	5	4,807
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	5	4,504
UnitedHealth Group Inc.
2.30%, 05/15/31 (Call 02/15/31)	15	12,512
2.90%, 05/15/50 (Call 11/15/49)	20	13,018
3.10%, 03/15/26	55	52,844
3.13%, 05/15/60 (Call 11/15/59)	10	6,474
3.25%, 05/15/51 (Call 11/15/50)	20	14,011
3.50%, 08/15/39 (Call 02/15/39)	20	16,058
3.70%, 08/15/49 (Call 02/15/49)	20	15,143
3.75%, 10/15/47 (Call 04/15/47)	10	7,750
3.88%, 08/15/59 (Call 02/15/59)	25	18,738
4.20%, 05/15/32 (Call 02/15/32)	35	32,985
4.25%, 01/15/29 (Call 12/15/28)	10	9,746
4.25%, 03/15/43 (Call 09/15/42)	100	86,090
4.38%, 03/15/42 (Call 09/15/41)	20	17,245
4.50%, 04/15/33 (Call 01/15/33)	45	43,159
4.63%, 07/15/35	20	19,221
4.75%, 07/15/45	39	35,626
4.75%, 05/15/52 (Call 11/15/51)	20	17,999
5.05%, 04/15/53 (Call 10/15/52)	120	113,773
5.25%, 02/15/28 (Call 01/15/28)	10	10,203
5.35%, 02/15/33 (Call 11/15/32)	90	91,875
5.88%, 02/15/53 (Call 08/15/52)	105	111,638
5.95%, 02/15/41 (Call 08/15/40)	15	15,605
6.05%, 02/15/63 (Call 08/15/62)	20	21,622
6.88%, 02/15/38	88	102,332
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	15	13,466
2.65%, 10/15/30 (Call 07/15/30)	20	16,257
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)(a)	5	3,249
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	5	4,120
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	10	5,610
		3,188,052
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	10	8,957
2.88%, 06/15/27 (Call 05/15/27)	20	17,838
2.88%, 06/15/28 (Call 04/15/28)	30	25,605
3.20%, 11/15/31 (Call 08/15/31)	5	3,956
3.25%, 07/15/25 (Call 06/15/25)	30	28,404
3.88%, 01/15/26 (Call 12/15/25)	20	18,950
4.25%, 03/01/25 (Call 01/01/25)	10	9,691
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26
(Call 09/13/26)	5	4,399
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	15	13,207
2.70%, 01/15/25 (Call 01/15/24)	30	28,721
3.25%, 03/15/27 (Call 02/15/27)	20	17,775

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
4.00%, 01/15/29 (Call 11/15/28)	$5	$4,389
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	10	8,653
2.85%, 09/30/28 (Call 07/30/28)	20	16,737
3.63%, 01/15/26 (Call 12/15/25)	15	14,057
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	5	4,400
2.88%, 06/11/28 (Call 04/11/28)	15	12,792
3.40%, 07/15/26 (Call 06/15/26)	10	9,115
3.75%, 07/22/25 (Call 06/22/25)	10	9,475
4.00%, 03/30/25 (Call 02/28/25)	5	4,798
4.25%, 01/15/26 (Call 12/15/25)	20	18,898
Blue Owl Credit Income Corp.
4.70%, 02/08/27 (Call 02/08/24)	20	18,400
5.50%, 03/21/25	120	117,144
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	5	4,362
3.13%, 10/12/28 (Call 08/12/28)	15	12,643
3.25%, 07/15/27 (Call 06/15/27)	10	8,827
3.40%, 01/15/26 (Call 12/15/25)	10	9,309
4.13%, 02/01/25 (Call 01/01/25)(a)	10	9,695
Goldman Sachs BDC Inc., 3.75%, 02/10/25
(Call 01/10/25)	25	24,301
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	5	4,319
2.50%, 08/24/26 (Call 07/24/26)	10	8,891
Oaktree Specialty Lending Corp., 3.50%, 02/25/25
(Call 01/25/25)	25	23,923
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	5	4,335
Prospect Capital Corp., 3.44%, 10/15/28
(Call 08/15/28)	5	4,042
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26
(Call 07/01/26)	5	4,487
		535,495
Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	15	13,076
2.60%, 10/15/25 (Call 09/15/25)	25	23,693
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	40	39,451
4.75%, 11/29/27 (Call 05/29/27)	180	176,279
5.25%, 06/01/26 (Call 12/01/25)	5	4,965
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	5	3,864
3.85%, 01/15/30 (Call 07/15/29)	5	4,359
3.97%, 08/06/61 (Call 02/06/61)(a)	5	2,958
6.00%, 01/15/43 (Call 10/15/42)	15	13,147
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	75	74,473
5.50%, 03/01/26 (Call 12/01/25)	20	20,027
6.38%, 05/15/33	5	5,181
7.88%, 06/15/32	5	5,646
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	5	4,499
4.35%, 02/15/28 (Call 11/15/27)	10	9,512
4.88%, 11/15/25 (Call 08/15/25)	30	29,552
4.88%, 03/15/27 (Call 12/15/26)	5	4,905
		435,587
Security	Par (000)	Value

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)	$10	$9,776
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	40	36,976
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	10	7,859
4.60%, 05/15/50 (Call 11/15/49)(a)	10	7,811
4.70%, 05/14/32 (Call 02/14/32)	5	4,642
4.75%, 02/26/29 (Call 11/26/28)	10	9,727
		76,791
Household Products & Wares — 0.0%
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	35	28,375
3.10%, 10/01/27 (Call 07/01/27)	25	23,189
3.90%, 05/15/28 (Call 02/15/28)	5	4,750
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	10	8,717
2.88%, 02/07/50 (Call 08/07/49)	15	9,887
3.10%, 03/26/30 (Call 12/26/29)	10	9,001
3.20%, 04/25/29 (Call 01/25/29)	15	13,847
3.20%, 07/30/46 (Call 01/30/46)	10	7,111
3.90%, 05/04/47 (Call 11/04/46)	60	47,280
4.50%, 02/16/33 (Call 11/16/32)	5	4,833
6.63%, 08/01/37	10	11,344
		168,334
Insurance — 1.0%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	25	28,903
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	5	4,695
3.60%, 04/01/30 (Call 01/01/30)	25	22,988
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	25	22,865
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	5	4,559
3.85%, 08/10/49 (Call 02/10/49)	5	3,709
4.20%, 12/15/46 (Call 06/15/46)	25	19,760
4.50%, 06/15/43	15	12,472
5.95%, 04/01/36	5	5,094
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(b)	5	4,603
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	5	4,719
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	10	8,593
4.20%, 04/01/28 (Call 01/01/28)	10	9,537
4.38%, 06/30/50 (Call 12/30/49)	20	16,122
4.50%, 07/16/44 (Call 01/16/44)	10	8,361
4.75%, 04/01/48 (Call 10/01/47)	45	39,053
4.80%, 07/10/45 (Call 01/10/45)	20	17,279
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(b)	15	14,065
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	25	21,551
3.75%, 05/02/29 (Call 02/02/29)	34	31,746
Aon Global Ltd.
2.05%, 08/23/31 (Call 05/23/31)	45	35,399
2.90%, 08/23/51 (Call 02/23/51)	10	6,142
3.88%, 12/15/25 (Call 09/15/25)	60	58,326
4.75%, 05/15/45 (Call 11/15/44)	5	4,320
5.35%, 02/28/33 (Call 11/28/32)	5	4,963
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	15	10,610

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
7.35%, 05/01/34	$5	$5,563
Arthur J Gallagher & Co., 3.50%, 05/20/51
(Call 11/20/50)	10	6,869
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	10	8,715
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	10	8,431
6.13%, 09/15/28 (Call 08/15/28)	5	5,130
Athene Holding Ltd.
3.95%, 05/25/51 (Call 11/25/50)	15	10,457
4.13%, 01/12/28 (Call 10/12/27)	234	218,816
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	5	4,574
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	10	9,423
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	10	8,115
2.50%, 01/15/51 (Call 07/15/50)	45	27,456
2.85%, 10/15/50 (Call 04/15/50)	85	55,538
2.88%, 03/15/32 (Call 12/15/31)	25	21,639
3.85%, 03/15/52 (Call 09/15/51)	35	27,374
4.20%, 08/15/48 (Call 02/15/48)	20	17,108
4.25%, 01/15/49 (Call 07/15/48)	40	34,518
4.30%, 05/15/43	25	22,382
5.75%, 01/15/40	25	26,893
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)	25	24,153
Brighthouse Financial Inc., 5.63%, 05/15/30
(Call 02/15/30)(a)	15	14,710
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	10	7,954
4.20%, 03/17/32 (Call 12/17/31)	70	62,078
4.50%, 03/15/29 (Call 12/15/28)	10	9,442
Chubb INA Holdings Inc.
3.15%, 03/15/25	5	4,860
3.35%, 05/03/26 (Call 02/03/26)	27	26,036
4.35%, 11/03/45 (Call 05/03/45)	25	21,714
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	20	18,587
4.50%, 03/01/26 (Call 12/01/25)	25	24,458
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	5	4,932
5.25%, 05/30/29 (Call 02/28/29)	10	9,587
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	215	202,334
3.90%, 04/05/32 (Call 01/05/32)	15	13,154
4.35%, 04/05/42 (Call 10/05/41)	10	8,028
4.40%, 04/05/52 (Call 10/05/51)	40	31,180
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(b)	10	8,220
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(b)	5	4,654
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	5	3,954
4.95%, 06/01/29 (Call 03/01/29)	10	9,478
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	25	23,754
5.00%, 04/20/48 (Call 10/20/47)	15	13,125
5.59%, 01/11/33 (Call 10/11/32)	5	4,916
Security	Par (000)	Value

Insurance (continued)
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	$55	$34,627
4.87%, 06/01/44	5	4,277
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	15	13,959
4.85%, 04/17/28 (Call 01/17/28)	20	19,450
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	60	47,574
3.40%, 06/15/30 (Call 03/15/30)	10	8,647
4.50%, 08/15/28 (Call 05/15/28)	20	18,910
First American Financial Corp., 2.40%, 08/15/31
(Call 05/15/31)	10	7,588
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	5	4,015
4.80%, 06/15/32 (Call 03/15/32)	10	9,378
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)	30	29,158
Hartford Financial Services Group Inc. (The), 2.90%, 09/15/51 (Call 03/15/51)	25	15,431
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	5	3,977
4.00%, 11/23/51 (Call 05/23/51)	5	3,179
5.67%, 06/08/32 (Call 03/08/32)(a)	5	4,860
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	15	11,145
3.80%, 02/23/32 (Call 11/23/31)	25	19,632
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	10	9,429
3.80%, 03/01/28 (Call 12/01/27)(a)	65	60,589
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	10	9,670
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(b)	180	164,528
4.15%, 03/04/26	51	49,883
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	15	13,441
3.45%, 05/07/52 (Call 11/07/51)	15	9,917
3.50%, 11/01/27 (Call 08/01/27)	10	9,342
5.00%, 04/05/46	5	4,250
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	20	16,648
3.50%, 03/10/25 (Call 12/10/24)	15	14,652
4.35%, 01/30/47 (Call 07/30/46)	10	8,386
4.38%, 03/15/29 (Call 12/15/28)	40	38,941
4.75%, 03/15/39 (Call 09/15/38)	10	9,215
4.90%, 03/15/49 (Call 09/15/48)	90	81,760
5.45%, 03/15/53 (Call 09/15/52)	10	9,764
5.75%, 11/01/32 (Call 08/01/32)	10	10,412
5.88%, 08/01/33	5	5,236
MetLife Inc.
4.05%, 03/01/45	30	24,262
4.13%, 08/13/42	25	20,541
4.60%, 05/13/46 (Call 11/13/45)	30	26,226
4.88%, 11/13/43	30	27,216
5.25%, 01/15/54 (Call 07/15/53)	10	9,439
5.38%, 07/15/33 (Call 04/15/33)	20	19,929
5.70%, 06/15/35	45	46,030
5.88%, 02/06/41	20	20,476
6.38%, 06/15/34	90	96,850
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	20	19,121

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
PartnerRe Finance B LLC, 3.70%, 07/02/29
(Call 04/02/29)	$20	$18,336
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	5	4,044
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	5	4,092
3.70%, 05/15/29 (Call 02/15/29)	10	9,199
4.30%, 11/15/46 (Call 05/15/46)	5	3,911
4.35%, 05/15/43(a)	10	8,159
5.38%, 03/15/33 (Call 12/15/32)	5	4,923
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	5	4,799
4.20%, 03/15/48 (Call 09/15/47)	25	20,583
6.25%, 12/01/32	110	117,308
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)(a)	10	8,421
3.70%, 03/13/51 (Call 09/13/50)	45	33,046
3.88%, 03/27/28 (Call 12/27/27)	50	47,788
3.91%, 12/07/47 (Call 06/07/47)	10	7,625
3.94%, 12/07/49 (Call 06/07/49)	40	30,317
4.35%, 02/25/50 (Call 08/25/49)	10	8,123
4.60%, 05/15/44	10	8,611
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(b)	25	22,193
5.70%, 12/14/36	10	10,353
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(b)	25	23,658
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	13,041
Reinsurance Group of America Inc., 3.95%, 09/15/26
(Call 06/15/26)	45	43,224
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	15	13,997
3.70%, 04/01/25 (Call 01/01/25)	5	4,854
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	5	4,531
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	5	3,727
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	30	18,205
3.05%, 06/08/51 (Call 12/08/50)	15	10,024
4.05%, 03/07/48 (Call 09/07/47)	40	32,316
4.10%, 03/04/49 (Call 09/04/48)	5	4,036
4.60%, 08/01/43	15	13,369
Travelers Cos. Inc. (The), 5.45%, 05/25/53
(Call 11/25/52)	5	4,977
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	10,974
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	15	10,903
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	15	11,010
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	25	21,877
4.65%, 06/15/27 (Call 05/15/27)	5	4,869
5.35%, 05/15/33 (Call 02/15/33)	25	24,427
		3,228,553
Internet — 0.7%
Alibaba Group Holding Ltd.
3.25%, 02/09/61 (Call 08/09/60)	5	2,882
3.40%, 12/06/27 (Call 09/06/27)	200	186,317
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	190	176,622
1.10%, 08/15/30 (Call 05/15/30)	55	44,230
1.90%, 08/15/40 (Call 02/15/40)	40	26,372
2.05%, 08/15/50 (Call 02/15/50)	120	70,122
Security	Par (000)	Value

Internet (continued)
2.25%, 08/15/60 (Call 02/15/60)(a)	$25	$14,568
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	40	37,628
1.00%, 05/12/26 (Call 04/12/26)	45	41,074
1.50%, 06/03/30 (Call 03/03/30)	10	8,213
2.50%, 06/03/50 (Call 12/03/49)	25	15,632
2.70%, 06/03/60 (Call 12/03/59)	25	15,248
2.88%, 05/12/41 (Call 11/12/40)	50	37,076
3.10%, 05/12/51 (Call 11/12/50)	55	38,556
3.15%, 08/22/27 (Call 05/22/27)	33	31,274
3.25%, 05/12/61 (Call 11/12/60)	55	37,767
3.30%, 04/13/27 (Call 03/13/27)	10	9,577
3.45%, 04/13/29 (Call 02/13/29)	40	37,823
3.88%, 08/22/37 (Call 02/22/37)	55	49,048
3.95%, 04/13/52 (Call 10/13/51)	20	16,369
4.05%, 08/22/47 (Call 02/22/47)	85	72,235
4.25%, 08/22/57 (Call 02/22/57)	50	42,824
4.60%, 12/01/25	180	179,069
4.65%, 12/01/29 (Call 10/01/29)	20	20,053
4.70%, 12/01/32 (Call 09/01/32)	40	39,828
4.80%, 12/05/34 (Call 06/05/34)	120	120,902
4.95%, 12/05/44 (Call 06/05/44)	80	78,544
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	15	14,497
3.65%, 03/15/25 (Call 12/15/24)	10	9,794
4.63%, 04/13/30 (Call 01/13/30)	35	34,166
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	25	22,800
1.90%, 03/11/25 (Call 02/11/25)	30	28,637
2.70%, 03/11/30 (Call 12/11/29)	20	17,164
3.60%, 06/05/27 (Call 03/05/27)	25	23,842
3.65%, 05/10/51 (Call 11/10/50)	15	10,562
4.00%, 07/15/42 (Call 01/15/42)	20	15,597
5.95%, 11/22/27 (Call 10/22/27)	25	25,748
6.30%, 11/22/32 (Call 08/22/32)	5	5,286
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	35	30,911
4.63%, 08/01/27 (Call 05/01/27)	10	9,754
5.00%, 02/15/26 (Call 11/15/25)	10	9,943
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	15	14,368
3.85%, 08/15/32 (Call 05/15/32)	35	32,104
4.45%, 08/15/52 (Call 02/15/52)	35	29,803
4.60%, 05/15/28 (Call 04/15/28)	105	104,410
4.65%, 08/15/62 (Call 02/15/62)	20	17,211
4.80%, 05/15/30 (Call 03/15/30)	5	5,009
4.95%, 05/15/33 (Call 02/15/33)	20	19,889
5.60%, 05/15/53 (Call 11/15/52)	105	106,807
5.75%, 05/15/63 (Call 11/15/62)	10	10,177
Netflix Inc.
4.88%, 04/15/28	5	4,956
5.88%, 11/15/28	160	165,233
6.38%, 05/15/29	10	10,650
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/24)	35	33,960
5.25%, 04/01/25 (Call 01/01/25)	5	4,968
		2,268,099
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	5	5,166
6.75%, 03/01/41	40	39,958

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
6.80%, 11/29/32 (Call 08/29/32)	$40	$41,204
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	13	7,885
3.13%, 04/01/32 (Call 01/01/32)	20	17,139
3.85%, 04/01/52 (Call 10/01/51)	5	3,783
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	25	21,726
3.45%, 04/15/30 (Call 01/15/30)	5	4,441
5.00%, 12/15/26 (Call 12/15/23)	30	29,897
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	27	23,867
		195,066
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	10	7,628
4.40%, 09/15/32 (Call 06/15/32)(a)	10	8,614
		16,242
Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31
(Call 10/15/30)	10	8,286
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	20	19,015
4.85%, 03/15/26 (Call 12/15/25)	15	14,747
5.38%, 04/23/25 (Call 03/23/25)	85	84,564
5.75%, 04/23/30 (Call 01/23/30)	5	5,027
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	15	14,509
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	5	5,007
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	40	38,110
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	25	21,246
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5	4,170
Series R, 3.13%, 06/15/26 (Call 03/15/26)	20	18,917
Series X, 4.00%, 04/15/28 (Call 01/15/28)	15	14,147
		247,745
Machinery — 0.4%
Caterpillar Financial Services Corp.
1.70%, 01/08/27	10	9,098
2.40%, 08/09/26	15	14,071
3.40%, 05/13/25	5	4,881
3.65%, 08/12/25	5	4,883
4.35%, 05/15/26	5	4,935
4.80%, 01/06/26	25	24,958
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	50	36,371
3.25%, 04/09/50 (Call 10/09/49)	100	73,211
3.80%, 08/15/42	10	8,219
4.75%, 05/15/64 (Call 11/15/63)	5	4,450
6.05%, 08/15/36	28	30,179
CNH Industrial Capital LLC, 1.45%, 07/15/26
(Call 06/15/26)	5	4,531
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	25	23,629
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	15	12,723
7.13%, 03/03/31	10	11,331
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	25	23,996
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	10	7,866
John Deere Capital Corp.
1.05%, 06/17/26	5	4,540
1.45%, 01/15/31	205	161,876
1.50%, 03/06/28	45	39,219
1.75%, 03/09/27	15	13,574
Security	Par (000)	Value

Machinery (continued)
2.00%, 06/17/31	$25	$20,306
2.25%, 09/14/26	45	42,002
2.65%, 06/10/26	5	4,732
2.80%, 07/18/29	10	8,953
3.05%, 01/06/28	150	139,957
3.45%, 03/13/25	90	88,189
3.45%, 03/07/29	25	23,344
3.90%, 06/07/32	5	4,615
4.05%, 09/08/25	15	14,763
4.15%, 09/15/27	10	9,780
4.35%, 09/15/32	10	9,529
4.70%, 06/10/30	5	4,940
4.95%, 06/06/25	10	9,988
5.05%, 03/03/26	10	10,053
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	15	14,448
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	85	81,280
2.57%, 02/15/30 (Call 11/15/29)	45	38,511
3.36%, 02/15/50 (Call 08/15/49)	55	39,425
5.25%, 08/16/28 (Call 07/16/28)	5	5,025
Rockwell Automation Inc., 1.75%, 08/15/31
(Call 05/15/31)	10	7,944
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	30	28,788
3.45%, 11/15/26 (Call 08/15/26)	25	23,603
4.70%, 09/15/28 (Call 06/15/28)	15	14,486
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	40	35,190
		1,198,392
Machinery - Diversified — 0.0%
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	5	5,019
5.70%, 08/14/33 (Call 05/14/33)	10	10,122
		15,141
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	10	9,231
2.38%, 08/26/29 (Call 05/26/29)	25	21,372
3.00%, 08/07/25	25	24,052
3.05%, 04/15/30 (Call 01/15/30)	5	4,392
3.25%, 08/26/49 (Call 02/26/49)(a)	30	20,241
3.38%, 03/01/29 (Call 12/01/28)	5	4,572
3.63%, 10/15/47 (Call 04/15/47)	10	7,195
3.70%, 04/15/50 (Call 10/15/49)	10	7,420
4.00%, 09/14/48 (Call 03/14/48)	35	28,287
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	15	11,578
2.75%, 03/01/30 (Call 12/01/29)	5	4,228
3.75%, 12/01/27 (Call 09/01/27)	155	145,717
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	15	11,968
4.15%, 03/15/33 (Call 12/15/32)	30	27,999
4.70%, 08/23/52 (Call 02/23/52)	10	9,089
General Electric Co., 6.75%, 03/15/32	10	11,091
Illinois Tool Works Inc., 2.65%, 11/15/26
(Call 08/15/26)	90	85,206
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	13	12,310
4.10%, 03/01/47 (Call 09/01/46)	20	16,018
4.20%, 11/21/34 (Call 05/21/34)	10	9,055
4.25%, 09/15/27 (Call 08/15/27)	100	97,390

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.50%, 09/15/29 (Call 07/15/29)	$5	$4,859
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	10	9,384
5.90%, 07/15/32 (Call 04/15/32)	5	4,985
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	40	35,158
2.75%, 04/01/31 (Call 01/01/31)	15	12,511
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	17	13,939
4.00%, 03/15/26 (Call 12/15/25)	25	24,207
		673,454
Media — 1.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5	4,213
2.30%, 02/01/32 (Call 11/01/31)	10	7,650
2.80%, 04/01/31 (Call 01/01/31)	10	8,129
3.50%, 06/01/41 (Call 12/01/40)	25	16,690
3.70%, 04/01/51 (Call 10/01/50)	30	18,556
3.75%, 02/15/28 (Call 11/15/27)	10	9,281
3.85%, 04/01/61 (Call 10/01/60)	40	23,885
3.90%, 06/01/52 (Call 12/01/51)	20	12,772
3.95%, 06/30/62 (Call 12/30/61)	15	9,026
4.20%, 03/15/28 (Call 12/15/27)	25	23,527
4.40%, 12/01/61 (Call 06/01/61)	25	16,441
4.80%, 03/01/50 (Call 09/01/49)	30	22,195
4.91%, 07/23/25 (Call 04/23/25)	20	19,668
5.05%, 03/30/29 (Call 12/30/28)	35	33,733
5.13%, 07/01/49 (Call 01/01/49)	15	11,624
5.25%, 04/01/53 (Call 10/01/52)	130	103,767
5.38%, 05/01/47 (Call 11/01/46)	15	12,122
5.75%, 04/01/48 (Call 10/01/47)	25	21,085
6.38%, 10/23/35 (Call 04/23/35)	35	34,302
6.48%, 10/23/45 (Call 04/23/45)	150	139,114
6.65%, 02/01/34 (Call 11/01/33)	25	25,584
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10	7,882
1.95%, 01/15/31 (Call 10/15/30)	20	16,285
2.35%, 01/15/27 (Call 10/15/26)	10	9,262
2.45%, 08/15/52 (Call 02/15/52)	20	11,555
2.65%, 02/01/30 (Call 11/01/29)	45	39,363
2.80%, 01/15/51 (Call 07/15/50)	10	6,254
2.89%, 11/01/51 (Call 05/01/51)	45	28,382
2.94%, 11/01/56 (Call 05/01/56)	60	36,629
2.99%, 11/01/63 (Call 05/01/63)	111	65,984
3.15%, 03/01/26 (Call 12/01/25)	40	38,489
3.20%, 07/15/36 (Call 01/15/36)	65	52,076
3.25%, 11/01/39 (Call 05/01/39)	50	38,008
3.30%, 04/01/27 (Call 02/01/27)	90	85,492
3.40%, 04/01/30 (Call 01/01/30)	20	18,234
3.40%, 07/15/46 (Call 01/15/46)	5	3,626
3.45%, 02/01/50 (Call 08/01/49)	10	7,156
3.75%, 04/01/40 (Call 10/01/39)	20	16,281
3.90%, 03/01/38 (Call 09/01/37)	50	42,498
3.95%, 10/15/25 (Call 08/15/25)	50	48,972
3.97%, 11/01/47 (Call 05/01/47)	85	66,675
4.00%, 03/01/48 (Call 09/01/47)	75	59,287
4.00%, 11/01/49 (Call 05/01/49)	10	7,829
4.15%, 10/15/28 (Call 07/15/28)	5	4,834
4.20%, 08/15/34 (Call 02/15/34)	100	91,348
4.25%, 10/15/30 (Call 07/15/30)	20	19,072
Security	Par (000)	Value

Media (continued)
4.25%, 01/15/33	$155	$144,509
4.40%, 08/15/35 (Call 02/25/35)	60	55,096
4.65%, 07/15/42	20	17,645
4.75%, 03/01/44	20	17,846
4.80%, 05/15/33 (Call 02/15/33)	65	63,335
5.25%, 11/07/25	50	50,135
5.35%, 11/15/27 (Call 10/15/27)	10	10,196
5.35%, 05/15/53 (Call 11/15/52)	70	67,637
5.50%, 11/15/32 (Call 08/15/32)	5	5,120
5.50%, 05/15/64 (Call 11/15/63)	70	68,196
5.65%, 06/15/35	5	5,132
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	30	29,068
3.63%, 05/15/30 (Call 02/15/30)	10	8,833
3.95%, 06/15/25 (Call 05/15/25)	24	23,337
3.95%, 03/20/28 (Call 12/20/27)	25	23,385
4.00%, 09/15/55 (Call 03/15/55)	25	16,505
4.13%, 05/15/29 (Call 02/15/29)	165	152,284
4.65%, 05/15/50 (Call 11/15/49)	45	33,906
5.20%, 09/20/47 (Call 03/20/47)	10	8,095
5.30%, 05/15/49 (Call 11/15/48)	5	4,086
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)	10	9,233
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	205	199,810
5.58%, 01/25/49 (Call 07/25/48)	20	17,793
Grupo Televisa SAB, 6.63%, 01/15/40	20	19,843
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	6	5,439
3.70%, 06/01/28 (Call 03/01/28)	5	4,480
4.20%, 05/19/32 (Call 02/19/32)	35	29,607
4.38%, 03/15/43	30	20,425
4.60%, 01/15/45 (Call 07/15/44)	10	6,836
4.90%, 08/15/44 (Call 02/15/44)	5	3,593
4.95%, 01/15/31 (Call 11/15/30)	15	13,591
4.95%, 05/19/50 (Call 11/19/49)	5	3,679
5.25%, 04/01/44 (Call 10/01/43)	10	7,516
5.85%, 09/01/43 (Call 03/01/43)	20	16,322
5.90%, 10/15/40 (Call 04/15/40)	5	4,153
6.88%, 04/30/36	20	19,106
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	180	171,675
5.50%, 08/15/35	9	8,806
5.85%, 04/15/40	10	9,759
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,600
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	5	3,695
5.50%, 09/01/41 (Call 03/01/41)	15	12,430
5.88%, 11/15/40 (Call 05/15/40)	20	17,265
6.55%, 05/01/37	30	28,296
6.75%, 06/15/39	20	18,995
7.30%, 07/01/38	25	24,965
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	50	46,332
4.13%, 06/01/44	75	62,738
Series E, 4.13%, 12/01/41	2	1,694
Walt Disney Co. (The)
1.75%, 01/13/26	40	37,532
2.20%, 01/13/28	20	18,147
2.65%, 01/13/31	10	8,597
2.75%, 09/01/49 (Call 03/01/49)	100	64,258

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.35%, 03/24/25	$65	$63,424
3.50%, 05/13/40 (Call 11/13/39)	30	24,129
3.60%, 01/13/51 (Call 07/13/50)	40	30,241
3.70%, 10/15/25 (Call 07/15/25)	40	39,041
3.80%, 05/13/60 (Call 11/13/59)	40	29,967
4.70%, 03/23/50 (Call 09/23/49)(a)	70	64,019
5.40%, 10/01/43	15	14,883
6.20%, 12/15/34	5	5,465
6.40%, 12/15/35	10	11,012
6.65%, 11/15/37	40	44,879
		3,448,453
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	10	9,721
4.38%, 06/15/45 (Call 12/15/44)	5	4,197
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)	70	61,526
		75,444
Mining — 0.2%
Barrick North America Finance LLC
5.70%, 05/30/41	5	4,980
5.75%, 05/01/43	10	10,060
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	15	15,225
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	20	17,059
4.75%, 02/28/28 (Call 01/28/28)	5	4,950
4.90%, 02/28/33 (Call 11/28/32)	5	4,924
5.00%, 09/30/43	60	57,024
5.25%, 09/08/30 (Call 07/08/30)	25	25,249
5.25%, 09/08/33 (Call 06/08/33)	25	25,044
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	10	9,365
4.25%, 03/01/30 (Call 03/01/25)	25	22,774
4.38%, 08/01/28 (Call 02/01/24)	30	28,114
4.63%, 08/01/30 (Call 08/01/25)	35	32,520
5.25%, 09/01/29 (Call 09/01/24)	10	9,915
5.40%, 11/14/34 (Call 05/14/34)	10	9,470
5.45%, 03/15/43 (Call 09/15/42)	15	13,456
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	4,829
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	85	70,464
2.80%, 10/01/29 (Call 07/01/29)	30	26,339
4.88%, 03/15/42 (Call 09/15/41)	5	4,553
Rio Tinto Alcan Inc.
5.75%, 06/01/35	10	10,054
6.13%, 12/15/33	20	20,979
7.25%, 03/15/31	10	11,106
Rio Tinto Finance USA PLC, 5.13%, 03/09/53
(Call 09/09/52)	75	72,013
Southern Copper Corp.
5.25%, 11/08/42	5	4,453
5.88%, 04/23/45	15	14,255
6.75%, 04/16/40	55	57,800
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	10	8,086
		595,060
Multi-National — 0.1%
African Development Bank, 4.38%, 03/14/28	25	24,894
Asian Development Bank
3.88%, 06/14/33	15	14,254
4.00%, 01/12/33	60	57,701
Security	Par (000)	Value

Multi-National (continued)
4.25%, 01/09/26	$5	$4,956
4.50%, 08/25/28	5	5,011
4.63%, 06/13/25	5	4,977
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	5	4,863
4.00%, 01/18/28	5	4,895
Council Of Europe Development Bank, 3.75%, 05/25/26	5	4,894
European Investment Bank, 3.88%, 03/15/28	30	29,367
Inter-American Development Bank, 4.50%, 05/15/26	5	4,986
International Bank for Reconstruction & Development
3.50%, 07/12/28	15	14,415
3.88%, 02/14/30	10	9,675
		184,888
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/24)	20	17,596
3.28%, 12/01/28 (Call 10/01/28)	5	4,434
3.57%, 12/01/31 (Call 09/01/31)	15	12,847
4.13%, 05/01/25 (Call 05/01/24)	45	43,897
4.25%, 04/01/28 (Call 10/01/24)	20	18,842
		97,616
Oil & Gas — 1.3%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	25	22,710
5.10%, 09/01/40 (Call 03/01/40)	25	20,640
5.35%, 07/01/49 (Call 01/01/49)	10	7,860
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	5	4,100
2.72%, 01/12/32 (Call 10/12/31)	15	12,661
2.77%, 11/10/50 (Call 05/10/50)	50	31,347
2.94%, 06/04/51 (Call 12/04/50)	45	29,118
3.00%, 02/24/50 (Call 08/24/49)	20	13,246
3.02%, 01/16/27 (Call 10/16/26)	35	33,101
3.06%, 06/17/41 (Call 12/17/40)	40	29,252
3.12%, 05/04/26 (Call 02/04/26)	5	4,787
3.38%, 02/08/61 (Call 08/08/60)	50	33,396
3.59%, 04/14/27 (Call 01/14/27)	5	4,794
3.63%, 04/06/30 (Call 01/06/30)	25	23,236
3.80%, 09/21/25 (Call 07/21/25)	10	9,808
3.94%, 09/21/28 (Call 06/21/28)	5	4,808
4.23%, 11/06/28 (Call 08/06/28)	75	72,913
4.89%, 09/11/33 (Call 06/11/33)	70	68,351
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	90	85,386
3.72%, 11/28/28 (Call 08/28/28)	75	71,174
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	70	66,091
2.95%, 07/15/30 (Call 04/15/30)	9	7,676
4.95%, 06/01/47 (Call 12/01/46)	40	34,172
5.85%, 02/01/35	15	14,650
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	10	7,989
3.75%, 02/15/52 (Call 08/15/51)	10	6,936
5.25%, 06/15/37 (Call 12/15/36)	2	1,821
5.40%, 06/15/47 (Call 12/15/46)	3	2,680
6.75%, 11/15/39	3	3,105
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	10	9,155
2.24%, 05/11/30 (Call 02/11/30)	30	25,801

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.95%, 05/16/26 (Call 02/16/26)	$70	$67,064
3.08%, 05/11/50 (Call 11/11/49)	100	70,526
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	5	4,656
3.25%, 10/15/29 (Call 07/15/29)	9	8,327
3.85%, 01/15/28 (Call 10/15/27)	5	4,857
CNOOC Finance 2013 Ltd., 4.25%, 05/09/43	200	166,590
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/24)	5	4,826
3.76%, 03/15/42 (Call 09/15/41)	20	15,871
3.80%, 03/15/52 (Call 09/15/51)	20	15,268
4.03%, 03/15/62 (Call 09/15/61)	30	22,717
5.30%, 05/15/53 (Call 11/15/52)	105	101,660
5.55%, 03/15/54 (Call 09/15/53)	5	4,978
5.90%, 10/15/32	25	26,453
6.95%, 04/15/29	10	10,980
Continental Resources Inc./OK, 4.90%, 06/01/44
(Call 12/01/43)	10	7,715
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	10	9,529
4.38%, 03/15/29 (Call 12/15/28)	15	14,182
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	50	46,571
5.00%, 06/15/45 (Call 12/15/44)	60	50,435
5.25%, 10/15/27 (Call 10/15/24)	60	59,470
5.60%, 07/15/41 (Call 01/15/41)	10	9,192
5.85%, 12/15/25 (Call 09/15/25)	5	5,013
5.88%, 06/15/28 (Call 06/15/24)	35	35,119
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	10	8,620
3.25%, 12/01/26 (Call 10/01/26)	45	42,727
3.50%, 12/01/29 (Call 09/01/29)	10	9,051
4.25%, 03/15/52 (Call 09/15/51)	35	26,438
4.40%, 03/24/51 (Call 09/24/50)	5	3,912
6.25%, 03/15/33 (Call 12/15/32)	15	15,534
6.25%, 03/15/53 (Call 09/15/52)	20	20,122
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	15	14,579
3.90%, 04/01/35 (Call 10/01/34)	5	4,386
4.15%, 01/15/26 (Call 10/15/25)	10	9,802
4.38%, 04/15/30 (Call 01/15/30)	10	9,686
4.95%, 04/15/50 (Call 10/15/49)	15	13,958
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	5	4,720
5.00%, 01/15/29 (Call 07/15/28)	5	4,838
5.70%, 04/01/28 (Call 03/01/28)	55	55,176
6.13%, 02/01/25 (Call 01/01/25)	9	9,011
7.00%, 02/01/30 (Call 11/01/29)	45	47,205
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	50	46,852
2.38%, 05/22/30 (Call 02/22/30)	10	8,640
3.13%, 04/06/30 (Call 01/06/30)	55	50,115
3.25%, 11/18/49 (Call 05/18/49)	20	14,140
3.70%, 04/06/50 (Call 10/06/49)	5	3,872
4.80%, 11/08/43	10	9,250
5.10%, 08/17/40	10	9,734
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	25	22,088
2.61%, 10/15/30 (Call 07/15/30)	25	21,787
2.71%, 03/06/25 (Call 12/06/24)	70	67,965
2.99%, 03/19/25 (Call 02/19/25)	60	58,408
Security	Par (000)	Value

Oil & Gas (continued)
3.04%, 03/01/26 (Call 12/01/25)	$10	$9,622
3.10%, 08/16/49 (Call 02/16/49)	20	13,885
3.45%, 04/15/51 (Call 10/15/50)	96	71,089
3.48%, 03/19/30 (Call 12/19/29)	95	87,965
4.11%, 03/01/46 (Call 09/01/45)	15	12,661
4.23%, 03/19/40 (Call 09/19/39)	35	31,151
4.33%, 03/19/50 (Call 09/19/49)	20	17,248
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)	10	8,126
Hess Corp.
5.60%, 02/15/41	20	20,137
7.30%, 08/15/31	20	22,587
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	5	4,505
5.88%, 04/01/26 (Call 01/01/26)	35	35,165
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	15	14,372
6.60%, 10/01/37	5	5,061
6.80%, 03/15/32	10	10,478
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	65	64,243
4.75%, 09/15/44 (Call 03/15/44)	5	4,167
5.13%, 12/15/26 (Call 09/15/26)	10	9,986
6.50%, 03/01/41 (Call 09/01/40)	15	15,405
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	25	19,261
6.13%, 01/01/31 (Call 07/01/30)	5	5,055
6.20%, 03/15/40	10	9,838
6.45%, 09/15/36	90	92,326
6.60%, 03/15/46 (Call 09/15/45)	10	10,245
6.63%, 09/01/30 (Call 03/01/30)	50	51,715
7.50%, 05/01/31	5	5,433
Ovintiv Inc.
5.65%, 05/15/28 (Call 04/15/28)	15	14,963
6.25%, 07/15/33 (Call 04/15/33)	55	54,911
6.50%, 08/15/34	15	15,263
6.50%, 02/01/38	10	9,846
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	20	18,382
2.15%, 12/15/30 (Call 09/15/30)	11	8,960
3.30%, 03/15/52 (Call 09/15/51)	100	67,047
3.85%, 04/09/25 (Call 03/09/25)	40	39,151
5.30%, 06/30/33 (Call 03/30/33)	40	39,592
5.88%, 05/01/42	25	25,718
Phillips 66 Co.
3.61%, 02/15/25 (Call 11/15/24)	5	4,888
4.95%, 12/01/27 (Call 11/01/27)	45	44,712
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	75	61,546
2.15%, 01/15/31 (Call 10/15/30)	55	45,329
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	10	8,743
2.50%, 09/12/26	5	4,708
2.75%, 04/06/30 (Call 01/06/30)	5	4,439
2.88%, 05/10/26	50	47,729
3.00%, 11/26/51 (Call 05/26/51)	75	49,868
3.13%, 11/07/49 (Call 05/07/49)	40	27,532
3.25%, 05/11/25	85	82,796
3.25%, 04/06/50 (Call 10/06/49)	20	14,167
3.75%, 09/12/46	30	23,440
3.88%, 11/13/28 (Call 08/23/28)	113	108,563

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.13%, 05/11/35	$40	$36,654
4.55%, 08/12/43	110	98,262
5.50%, 03/25/40	10	10,167
6.38%, 12/15/38	10	11,028
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	95	70,349
6.50%, 06/15/38	15	15,356
Tosco Corp., 8.13%, 02/15/30	25	28,560
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	5	4,855
2.83%, 01/10/30 (Call 10/10/29)	5	4,458
2.99%, 06/29/41 (Call 12/29/40)	30	21,941
3.13%, 05/29/50 (Call 11/29/49)	50	34,490
3.45%, 02/19/29 (Call 11/19/28)	80	75,052
3.46%, 07/12/49 (Call 01/12/49)	40	29,508
TotalEnergies Capital SA, 3.88%, 10/11/28	15	14,427
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	25	22,359
2.80%, 12/01/31 (Call 09/01/31)	5	4,093
3.65%, 12/01/51 (Call 06/01/51)	55	37,677
6.63%, 06/15/37	55	57,733
		4,188,367
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,351
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	30	27,452
3.34%, 12/15/27 (Call 09/15/27)	5	4,690
4.08%, 12/15/47 (Call 06/15/47)	25	19,928
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	40	35,061
4.85%, 11/15/35 (Call 05/15/35)	20	18,979
5.00%, 11/15/45 (Call 05/15/45)	115	104,853
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	8,957
		234,271
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	20	16,463
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	5	4,267
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	25	22,940
1.65%, 01/15/27 (Call 12/15/26)	10	8,829
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	10	8,787
3.05%, 10/01/51 (Call 04/01/51)	35	22,132
3.40%, 12/15/27 (Call 09/15/27)	10	9,354
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)	30	27,010
2.85%, 02/01/32 (Call 11/01/31)	15	12,253
3.13%, 05/01/30 (Call 02/01/30)	5	4,333
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	10	8,224
3.90%, 06/01/28 (Call 03/01/28)	132	123,586
4.00%, 03/15/28 (Call 12/15/27)	5	4,705
4.65%, 03/15/26 (Call 01/15/26)	25	24,507
4.90%, 03/15/29 (Call 12/15/28)	195	191,061
		488,451
Pharmaceuticals — 1.9%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	155	146,789
Security	Par (000)	Value

Pharmaceuticals (continued)
3.20%, 05/14/26 (Call 02/14/26)	$55	$52,755
3.20%, 11/21/29 (Call 08/21/29)	30	27,245
3.60%, 05/14/25 (Call 02/14/25)	40	39,047
3.80%, 03/15/25 (Call 12/15/24)	111	108,868
4.05%, 11/21/39 (Call 05/21/39)	45	38,673
4.25%, 11/14/28 (Call 08/14/28)	10	9,717
4.25%, 11/21/49 (Call 05/21/49)	85	71,566
4.30%, 05/14/36 (Call 11/14/35)	45	41,314
4.40%, 11/06/42	205	180,199
4.45%, 05/14/46 (Call 11/14/45)	20	17,416
4.50%, 05/14/35 (Call 11/14/34)	30	28,204
4.55%, 03/15/35 (Call 09/15/34)	10	9,455
4.70%, 05/14/45 (Call 11/14/44)	25	22,569
4.75%, 03/15/45 (Call 09/15/44)	15	13,584
4.85%, 06/15/44 (Call 12/15/43)	10	9,239
4.88%, 11/14/48 (Call 05/14/48)	20	18,559
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	5	4,163
4.88%, 03/03/33 (Call 12/03/32)	5	4,972
4.90%, 03/03/30 (Call 01/03/30)	5	5,014
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	10	9,101
1.38%, 08/06/30 (Call 05/06/30)	30	24,146
3.00%, 05/28/51 (Call 11/28/50)	50	34,747
3.13%, 06/12/27 (Call 03/12/27)	5	4,736
3.38%, 11/16/25	100	96,908
4.00%, 01/17/29 (Call 10/17/28)	10	9,655
4.00%, 09/18/42	50	42,568
4.38%, 11/16/45	40	35,092
4.38%, 08/17/48 (Call 02/17/48)	15	13,179
6.45%, 09/15/37	35	39,020
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	30	24,088
3.70%, 06/06/27 (Call 03/06/27)	20	19,036
3.79%, 05/20/50 (Call 11/20/49)	10	7,504
4.67%, 06/06/47 (Call 12/06/46)	70	61,050
4.69%, 02/13/28 (Call 01/13/28)	5	4,928
4.69%, 12/15/44 (Call 06/15/44)	10	8,735
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	35	20,910
2.95%, 03/15/32 (Call 12/15/31)	5	4,310
3.20%, 06/15/26 (Call 04/15/26)	5	4,811
3.55%, 03/15/42 (Call 09/15/41)	30	23,322
3.70%, 03/15/52 (Call 09/15/51)	35	26,090
3.90%, 02/20/28 (Call 11/20/27)	25	24,149
3.90%, 03/15/62 (Call 09/15/61)	15	11,057
4.13%, 06/15/39 (Call 12/15/38)	15	12,898
4.25%, 10/26/49 (Call 04/26/49)	205	169,641
4.35%, 11/15/47 (Call 05/15/47)	25	20,877
4.63%, 05/15/44 (Call 11/15/43)	20	17,735
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	5	4,848
4.50%, 11/15/44 (Call 05/15/44)	10	8,042
4.90%, 09/15/45 (Call 03/15/45)	20	16,906
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	20	16,778
3.25%, 03/01/25 (Call 12/01/24)	35	34,057
4.30%, 12/15/47 (Call 06/15/47)	10	8,413
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	40	32,794
3.40%, 03/01/27 (Call 12/01/26)	5	4,748

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 03/15/50 (Call 09/15/49)	$40	$27,521
3.40%, 03/15/51 (Call 09/15/50)	50	34,303
4.13%, 11/15/25 (Call 09/15/25)	5	4,884
4.38%, 10/15/28 (Call 07/15/28)	70	67,580
4.50%, 02/25/26 (Call 11/27/25)	5	4,917
4.80%, 08/15/38 (Call 02/15/38)	25	23,073
4.80%, 07/15/46 (Call 01/16/46)	15	13,232
4.90%, 12/15/48 (Call 06/15/48)	100	88,679
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	105	91,257
2.70%, 08/21/40 (Call 02/21/40)	30	20,051
2.88%, 06/01/26 (Call 03/01/26)	60	56,686
3.00%, 08/15/26 (Call 06/15/26)	30	28,302
3.25%, 08/15/29 (Call 05/15/29)	5	4,500
3.63%, 04/01/27 (Call 02/01/27)	50	47,555
3.75%, 04/01/30 (Call 01/01/30)	15	13,733
3.88%, 07/20/25 (Call 04/20/25)	55	53,643
4.10%, 03/25/25 (Call 01/25/25)	35	34,460
4.13%, 04/01/40 (Call 10/01/39)	20	16,193
4.30%, 03/25/28 (Call 12/25/27)	225	217,762
4.78%, 03/25/38 (Call 09/25/37)	45	40,449
4.88%, 07/20/35 (Call 01/20/35)	20	18,660
5.05%, 03/25/48 (Call 09/25/47)	215	188,652
5.13%, 02/21/30 (Call 12/21/29)	5	4,929
5.13%, 07/20/45 (Call 01/20/45)	40	35,542
5.25%, 01/30/31 (Call 11/30/30)	205	203,832
5.25%, 02/21/33 (Call 11/21/32)	5	4,919
5.63%, 02/21/53 (Call 08/21/52)	25	23,689
5.88%, 06/01/53 (Call 12/01/52)	30	29,418
6.00%, 06/01/63 (Call 12/01/62)	5	4,900
6.25%, 06/01/27	25	26,010
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	40	24,094
4.15%, 03/15/59 (Call 09/15/58)	15	12,437
4.70%, 02/27/33 (Call 11/27/32)	5	4,961
4.88%, 02/27/53 (Call 08/27/52)	80	77,672
4.95%, 02/27/63 (Call 08/27/62)	40	38,493
5.50%, 03/15/27	25	25,778
5.55%, 03/15/37	15	15,675
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	10	9,786
3.88%, 05/15/28	5	4,810
6.38%, 05/15/38	135	150,669
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	10	9,363
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	50	43,908
1.30%, 09/01/30 (Call 06/01/30)	15	12,219
2.10%, 09/01/40 (Call 03/01/40)	15	10,062
2.25%, 09/01/50 (Call 03/01/50)	100	61,400
2.45%, 03/01/26 (Call 12/01/25)	45	42,802
2.45%, 09/01/60 (Call 03/01/60)	20	12,088
2.90%, 01/15/28 (Call 10/15/27)	30	28,235
2.95%, 03/03/27 (Call 12/03/26)	10	9,505
3.40%, 01/15/38 (Call 07/15/37)	30	25,246
3.50%, 01/15/48 (Call 07/15/47)	15	11,832
3.55%, 03/01/36 (Call 09/01/35)	20	17,685
3.63%, 03/03/37 (Call 09/03/36)	20	17,569
3.70%, 03/01/46 (Call 09/01/45)	30	24,782
4.38%, 12/05/33 (Call 06/05/33)	10	9,988
5.85%, 07/15/38	20	22,016
Security	Par (000)	Value

Pharmaceuticals (continued)
5.95%, 08/15/37	$15	$16,605
6.95%, 09/01/29	5	5,604
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	45	40,687
5.10%, 07/15/33 (Call 04/15/33)	10	9,849
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	5	4,909
4.60%, 06/01/44 (Call 12/01/43)	10	8,638
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	40	36,626
1.45%, 06/24/30 (Call 03/24/30)	10	8,081
1.70%, 06/10/27 (Call 05/10/27)	5	4,507
1.90%, 12/10/28 (Call 10/10/28)	10	8,747
2.15%, 12/10/31 (Call 09/10/31)	25	20,546
2.35%, 06/24/40 (Call 12/24/39)	25	17,063
2.45%, 06/24/50 (Call 12/24/49)	30	18,323
2.75%, 12/10/51 (Call 06/10/51)	90	57,492
3.40%, 03/07/29 (Call 12/07/28)	25	23,427
3.70%, 02/10/45 (Call 08/10/44)	25	19,888
3.90%, 03/07/39 (Call 09/07/38)	30	25,859
4.00%, 03/07/49 (Call 09/07/48)	15	12,377
4.50%, 05/17/33 (Call 02/17/33)	25	24,192
5.00%, 05/17/53 (Call 11/17/52)	130	125,006
6.50%, 12/01/33	25	27,924
6.55%, 09/15/37	5	5,571
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,265
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	15	11,423
5.40%, 11/29/43 (Call 05/29/43)	10	8,030
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	10	9,211
2.20%, 08/14/30 (Call 05/14/30)	5	4,271
2.75%, 08/14/50 (Call 02/14/50)	10	6,652
3.00%, 11/20/25 (Call 08/20/25)	60	57,892
3.10%, 05/17/27 (Call 02/17/27)	30	28,469
4.00%, 11/20/45 (Call 05/20/45)	73	61,596
4.40%, 05/06/44	25	22,533
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	15	14,090
1.75%, 08/18/31 (Call 05/18/31)	50	39,935
2.55%, 05/28/40 (Call 11/28/39)	25	17,486
2.63%, 04/01/30 (Call 01/01/30)	25	21,963
2.70%, 05/28/50 (Call 11/28/49)	40	26,139
2.75%, 06/03/26	115	109,513
3.45%, 03/15/29 (Call 12/15/28)	15	14,140
3.60%, 09/15/28 (Call 06/15/28)	130	124,491
4.00%, 03/15/49 (Call 09/15/48)	25	20,903
4.10%, 09/15/38 (Call 03/15/38)	15	13,205
4.13%, 12/15/46	20	16,864
4.20%, 09/15/48 (Call 03/15/48)	110	93,926
7.20%, 03/15/39	40	47,606
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	30	29,676
4.45%, 05/19/28 (Call 04/19/28)	140	137,474
4.65%, 05/19/30 (Call 03/19/30)	25	24,532
4.75%, 05/19/33 (Call 02/19/33)	50	48,620
5.11%, 05/19/43 (Call 11/19/42)	130	124,919
5.30%, 05/19/53 (Call 11/19/52)	110	107,310
5.34%, 05/19/63 (Call 11/19/62)	10	9,635
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	5	4,967

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	$10	$9,577
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	111	105,517
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	144,265
5.00%, 11/26/28 (Call 08/26/28)	10	9,924
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	25	23,831
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	5	4,689
2.30%, 06/22/27 (Call 04/22/27)	25	22,094
2.70%, 06/22/30 (Call 03/22/30)	5	4,057
3.85%, 06/22/40 (Call 12/22/39)	10	6,939
4.00%, 06/22/50 (Call 12/22/49)	90	58,393
Wyeth LLC, 5.95%, 04/01/37	85	89,670
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	50	46,562
3.00%, 05/15/50 (Call 11/15/49)	20	13,299
3.95%, 09/12/47 (Call 03/12/47)	5	3,913
4.50%, 11/13/25 (Call 08/13/25)	15	14,737
4.70%, 02/01/43 (Call 08/01/42)	15	13,422
5.60%, 11/16/32 (Call 08/16/32)	25	25,571
		6,300,750
Pipelines — 1.3%
Boardwalk Pipelines LP
3.60%, 09/01/32 (Call 06/01/32)	5	4,247
4.95%, 12/15/24 (Call 09/15/24)	61	60,346
5.95%, 06/01/26 (Call 03/01/26)	30	30,145
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	25	19,177
3.70%, 11/15/29 (Call 05/18/29)	15	13,670
5.13%, 06/30/27 (Call 01/01/27)	20	19,826
5.88%, 03/31/25 (Call 10/02/24)	70	70,002
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/24)	25	23,800
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	35	28,815
4.00%, 03/01/31 (Call 03/01/26)	10	8,808
4.50%, 10/01/29 (Call 10/01/24)	10	9,326
5.95%, 06/30/33 (Call 12/30/32)(d)	25	24,823
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5	4,913
5.80%, 06/01/45 (Call 12/01/44)	5	4,644
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	20	16,689
5.38%, 07/15/25 (Call 04/15/25)	90	89,839
Enbridge Energy Partners LP, 5.50%, 09/15/40
(Call 03/15/40)	10	9,229
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	35	31,628
2.50%, 02/14/25	10	9,630
2.50%, 08/01/33 (Call 05/01/33)	25	19,523
3.13%, 11/15/29 (Call 08/15/29)	10	8,885
3.40%, 08/01/51 (Call 02/01/51)	5	3,376
4.25%, 12/01/26 (Call 09/01/26)	5	4,864
5.70%, 03/08/33 (Call 12/08/32)	100	100,031
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	85	81,736
3.75%, 05/15/30 (Call 02/15/30)	105	94,284
3.90%, 07/15/26 (Call 04/15/26)	45	43,224
4.40%, 03/15/27 (Call 12/15/26)	5	4,810
4.75%, 01/15/26 (Call 10/15/25)	5	4,916
Security	Par (000)	Value

Pipelines (continued)
4.95%, 05/15/28 (Call 02/15/28)	$20	$19,488
4.95%, 06/15/28 (Call 03/15/28)	5	4,884
5.00%, 05/15/50 (Call 11/15/49)	25	21,040
5.15%, 03/15/45 (Call 09/15/44)	10	8,671
5.25%, 04/15/29 (Call 01/15/29)	30	29,494
5.30%, 04/15/47 (Call 10/15/46)	25	21,653
5.35%, 05/15/45 (Call 11/15/44)	10	8,729
5.40%, 10/01/47 (Call 04/01/47)	105	92,469
5.50%, 06/01/27 (Call 03/01/27)	90	89,917
5.75%, 02/15/33 (Call 11/15/32)	55	54,716
5.95%, 12/01/25 (Call 09/01/25)	10	10,032
6.00%, 06/15/48 (Call 12/15/47)	20	19,109
6.13%, 12/15/45 (Call 06/15/45)	15	14,410
6.25%, 04/15/49 (Call 10/15/48)	30	29,588
6.63%, 10/15/36	10	10,303
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	30	26,343
3.13%, 07/31/29 (Call 04/30/29)	10	9,055
3.20%, 02/15/52 (Call 08/15/51)	10	6,805
3.30%, 02/15/53 (Call 08/15/52)	5	3,494
3.70%, 02/15/26 (Call 11/15/25)	15	14,586
3.70%, 01/31/51 (Call 07/31/50)	90	67,472
3.95%, 01/31/60 (Call 07/31/59)	15	11,361
4.15%, 10/16/28 (Call 07/16/28)	5	4,829
4.20%, 01/31/50 (Call 07/31/49)	5	4,085
4.25%, 02/15/48 (Call 08/15/47)	20	16,635
4.45%, 02/15/43 (Call 08/15/42)	20	17,325
4.80%, 02/01/49 (Call 08/01/48)	55	49,616
4.85%, 08/15/42 (Call 02/15/42)	10	9,121
4.85%, 03/15/44 (Call 09/15/43)	100	91,053
4.90%, 05/15/46 (Call 11/15/45)	20	18,149
5.10%, 02/15/45 (Call 08/15/44)	10	9,384
5.35%, 01/31/33 (Call 10/31/32)	55	55,532
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(b)	15	13,018
6.45%, 09/01/40	5	5,393
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	10	8,449
5.00%, 03/01/43 (Call 09/01/42)	20	16,800
6.95%, 01/15/38	15	15,878
7.75%, 03/15/32	10	10,965
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	15	10,070
4.30%, 06/01/25 (Call 03/01/25)	15	14,733
4.30%, 03/01/28 (Call 12/01/27)	5	4,816
4.80%, 02/01/33 (Call 11/01/32)	25	23,264
5.05%, 02/15/46 (Call 08/15/45)	20	16,783
5.20%, 03/01/48 (Call 09/01/47)	10	8,624
5.30%, 12/01/34 (Call 06/01/34)	110	104,104
5.45%, 08/01/52 (Call 02/01/52)	50	44,761
5.55%, 06/01/45 (Call 12/01/44)	75	67,805
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)(a)	20	17,594
3.95%, 03/01/50 (Call 09/01/49)	10	7,065
4.20%, 10/03/47 (Call 04/03/47)	10	7,374
5.00%, 03/01/26 (Call 12/01/25)	10	9,869
5.15%, 10/15/43 (Call 04/15/43)	20	17,412
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	5	4,610
4.00%, 03/15/28 (Call 12/15/27)	80	75,566
4.13%, 03/01/27 (Call 12/01/26)	45	43,233

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 12/01/27 (Call 09/01/27)	$25	$23,972
4.50%, 04/15/38 (Call 10/15/37)	30	25,524
4.70%, 04/15/48 (Call 10/15/47)	55	44,623
4.80%, 02/15/29 (Call 11/15/28)	60	58,178
4.88%, 06/01/25 (Call 03/01/25)	45	44,526
4.90%, 04/15/58 (Call 10/15/57)	5	3,951
4.95%, 09/01/32 (Call 06/01/32)	15	14,202
4.95%, 03/14/52 (Call 09/14/51)	25	20,820
5.00%, 03/01/33 (Call 12/01/32)	5	4,720
5.50%, 02/15/49 (Call 08/15/48)	10	9,074
5.65%, 03/01/53 (Call 09/01/52)	45	41,823
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	75	65,090
4.45%, 09/01/49 (Call 03/01/49)	25	19,419
4.55%, 07/15/28 (Call 04/15/28)	75	72,097
4.90%, 03/15/25 (Call 12/15/24)	45	44,533
5.20%, 07/15/48 (Call 01/15/48)	25	21,942
5.55%, 11/01/26 (Call 10/01/26)	5	5,038
5.80%, 11/01/30 (Call 09/01/30)	15	15,102
6.10%, 11/15/32 (Call 08/15/32)	25	25,496
6.35%, 01/15/31 (Call 10/15/30)	50	51,675
6.63%, 09/01/53 (Call 03/01/53)	5	5,255
7.15%, 01/15/51 (Call 07/15/50)	50	54,150
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	15	14,829
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	8,930
4.50%, 12/15/26 (Call 09/15/26)	5	4,865
4.65%, 10/15/25 (Call 07/15/25)	10	9,802
4.90%, 02/15/45 (Call 08/15/44)	15	12,155
6.65%, 01/15/37	10	10,315
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	50	47,784
4.50%, 05/15/30 (Call 11/15/29)	5	4,721
5.00%, 03/15/27 (Call 09/15/26)	45	44,602
5.63%, 03/01/25 (Call 12/01/24)	35	34,970
5.88%, 06/30/26 (Call 12/31/25)	45	45,433
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	10	9,458
4.50%, 03/15/45 (Call 09/15/44)	5	3,995
5.95%, 09/25/43 (Call 03/25/43)	45	43,119
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	15	13,049
4.20%, 02/01/33 (Call 12/01/32)	25	22,069
4.88%, 02/01/31 (Call 02/01/26)	10	9,310
4.95%, 04/15/52 (Call 10/15/51)	25	20,472
5.00%, 01/15/28 (Call 01/15/24)	10	9,708
5.20%, 07/01/27 (Call 06/01/27)	10	9,931
6.13%, 03/15/33 (Call 12/15/32)	5	5,087
6.25%, 07/01/52 (Call 01/01/52)	15	14,639
6.50%, 02/15/53 (Call 08/15/52)	20	20,311
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	20	18,931
4.38%, 03/13/25 (Call 12/13/24)	20	19,641
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27
(Call 03/15/24)	25	26,018
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	25	23,033
4.25%, 05/15/28 (Call 02/15/28)	95	90,515
4.63%, 03/01/34 (Call 12/01/33)	15	13,588
4.88%, 01/15/26 (Call 10/15/25)	10	9,868
4.88%, 05/15/48 (Call 11/15/47)	80	67,854
Security	Par (000)	Value

Pipelines (continued)
5.00%, 10/16/43 (Call 04/16/43)	$25	$21,679
5.10%, 03/15/49 (Call 09/15/48)	10	8,925
6.20%, 10/15/37	50	50,613
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	25	22,075
4.00%, 03/15/28 (Call 12/15/27)	25	23,683
4.60%, 03/15/48 (Call 09/15/47)	10	8,322
7.85%, 02/01/26 (Call 11/01/25)	10	10,419
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	90	81,648
4.50%, 03/01/28 (Call 12/01/27)	5	4,756
5.30%, 03/01/48 (Call 09/01/47)	25	20,615
5.50%, 08/15/48 (Call 02/15/48)	30	25,194
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	30	24,731
3.50%, 11/15/30 (Call 08/15/30)	105	93,336
3.75%, 06/15/27 (Call 03/15/27)	10	9,480
4.00%, 09/15/25 (Call 06/15/25)	15	14,608
4.65%, 08/15/32 (Call 05/15/32)	20	18,762
5.10%, 09/15/45 (Call 03/15/45)	15	13,300
5.30%, 08/15/52 (Call 02/15/52)	80	72,689
5.40%, 03/02/26	40	39,985
5.40%, 03/04/44 (Call 09/04/43)	10	9,087
5.65%, 03/15/33 (Call 12/15/32)	5	5,020
5.75%, 06/24/44 (Call 12/24/43)	10	9,520
6.30%, 04/15/40	15	15,231
		4,206,630
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	10	8,002
4.88%, 03/01/26 (Call 12/01/25)	25	24,481
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	5	3,755
		36,238
Real Estate Investment Trusts — 1.4%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	20	16,935
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10	7,346
2.00%, 05/18/32 (Call 02/18/32)	10	7,550
3.00%, 05/18/51 (Call 11/18/50)	40	23,962
3.38%, 08/15/31 (Call 05/15/31)	10	8,622
4.00%, 02/01/50 (Call 08/01/49)	25	18,255
4.90%, 12/15/30 (Call 09/15/30)	10	9,584
5.15%, 04/15/53 (Call 10/15/52)	15	13,400
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	5	3,829
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	25	19,588
4.25%, 02/15/28 (Call 11/15/27)	5	4,735
4.30%, 04/15/52 (Call 10/15/51)	5	3,724
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	9,254
1.50%, 01/31/28 (Call 11/30/27)	40	34,098
1.60%, 04/15/26 (Call 03/15/26)	10	9,122
2.30%, 09/15/31 (Call 06/15/31)	10	7,930
2.40%, 03/15/25 (Call 02/15/25)	130	124,677
2.70%, 04/15/31 (Call 01/15/31)	30	24,705
2.75%, 01/15/27 (Call 11/15/26)	10	9,208
2.90%, 01/15/30 (Call 10/15/29)	30	25,800
2.95%, 01/15/51 (Call 07/15/50)	25	15,326

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.10%, 06/15/50 (Call 12/15/49)	$15	$9,417
3.38%, 10/15/26 (Call 07/15/26)	15	14,158
3.55%, 07/15/27 (Call 04/15/27)	20	18,797
3.80%, 08/15/29 (Call 05/15/29)	5	4,590
4.00%, 06/01/25 (Call 03/01/25)	45	43,861
4.40%, 02/15/26 (Call 11/15/25)	50	48,824
5.55%, 07/15/33 (Call 04/15/33)	25	24,734
5.65%, 03/15/33 (Call 12/15/32)	25	24,923
5.90%, 11/15/33 (Call 08/15/33)	25	25,427
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	5	4,011
3.20%, 01/15/28 (Call 10/15/27)	5	4,641
3.45%, 06/01/25 (Call 03/03/25)	10	9,717
3.50%, 11/15/25 (Call 08/15/25)	15	14,427
3.90%, 10/15/46 (Call 04/15/46)	15	11,223
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	76	53,305
3.25%, 01/30/31 (Call 10/30/30)	30	24,322
3.40%, 06/21/29 (Call 03/21/29)	45	38,401
3.65%, 02/01/26 (Call 11/03/25)	40	37,835
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	5	3,949
3.85%, 02/01/25 (Call 11/01/24)	5	4,863
3.90%, 03/15/27 (Call 12/15/26)	20	18,749
4.05%, 07/01/30 (Call 04/01/30)	15	13,476
4.13%, 06/15/26 (Call 03/15/26)	5	4,781
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	5	3,678
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	10	8,622
3.35%, 11/01/49 (Call 05/01/49)	10	6,881
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	5	3,981
2.75%, 04/15/31 (Call 01/15/31)	5	3,835
2.90%, 12/01/33 (Call 09/01/33)	5	3,622
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	25	16,864
3.25%, 01/15/51 (Call 07/15/50)	15	9,639
5.10%, 05/01/33 (Call 02/01/33)	25	23,926
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	35	32,659
2.10%, 04/01/31 (Call 01/01/31)	20	15,720
2.50%, 07/15/31 (Call 04/15/31)	5	4,020
2.90%, 03/15/27 (Call 02/15/27)	5	4,595
3.10%, 11/15/29 (Call 08/15/29)	20	17,377
4.00%, 03/01/27 (Call 12/01/26)	145	137,884
4.00%, 11/15/49 (Call 05/15/49)	15	10,952
4.30%, 02/15/29 (Call 11/15/28)	10	9,376
4.45%, 02/15/26 (Call 11/15/25)	95	92,658
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	18,705
4.38%, 02/15/29 (Call 11/15/28)	20	18,796
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	20	18,857
4.45%, 07/15/28 (Call 04/15/28)	25	23,852
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	5	4,614
1.45%, 05/15/26 (Call 04/15/26)	20	18,210
1.80%, 07/15/27 (Call 05/15/27)	60	53,017
2.15%, 07/15/30 (Call 04/15/30)	10	8,131
2.90%, 11/18/26 (Call 09/18/26)	10	9,338
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.95%, 09/15/51 (Call 03/15/51)	$20	$12,080
3.20%, 11/18/29 (Call 08/18/29)	35	30,936
3.90%, 04/15/32 (Call 01/15/32)	25	22,171
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	45	38,401
2.85%, 11/01/26 (Call 08/01/26)	15	14,042
3.25%, 08/01/27 (Call 05/01/27)	140	130,379
3.50%, 03/01/28 (Call 12/01/27)	120	112,413
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	15	8,266
3.00%, 01/15/30 (Call 10/15/29)	25	21,437
3.38%, 04/15/26 (Call 01/15/26)	15	14,303
3.50%, 04/01/25 (Call 01/01/25)	5	4,847
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	10	7,754
2.55%, 06/01/31 (Call 03/01/31)	15	11,979
3.88%, 12/15/27 (Call 09/15/27)	190	177,951
4.00%, 06/15/29 (Call 03/15/29)	10	9,200
Federal Realty Investment Trust, 1.25%, 02/15/26
(Call 01/15/26)	15	13,663
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	10	8,038
4.00%, 01/15/30 (Call 10/17/29)	5	4,388
4.00%, 01/15/31 (Call 10/15/30)	15	12,824
5.30%, 01/15/29 (Call 10/15/28)	10	9,558
5.38%, 04/15/26 (Call 01/15/26)	15	14,686
5.75%, 06/01/28 (Call 03/03/28)	5	4,934
Healthcare Realty Holdings LP, 3.50%, 08/01/26
(Call 05/01/26)	205	193,149
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	24	20,390
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	20	17,166
3.25%, 07/15/26 (Call 05/15/26)	55	52,170
6.75%, 02/01/41 (Call 08/01/40)	5	5,160
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	5	3,944
3.88%, 03/01/27 (Call 12/01/26)	10	9,041
4.13%, 03/15/28 (Call 12/15/27)	5	4,486
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/16/29)	45	38,613
Series J, 2.90%, 12/15/31 (Call 09/15/31)	5	3,988
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	5	3,328
4.65%, 04/01/29 (Call 01/01/29)	10	7,527
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	20	15,150
2.30%, 11/15/28 (Call 09/15/28)	10	8,547
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	10	7,016
2.65%, 11/15/33 (Call 08/15/33)	10	6,943
4.25%, 08/15/29 (Call 05/15/29)	5	4,349
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	5	4,648
3.70%, 10/01/49 (Call 04/01/49)	26	17,806
4.45%, 09/01/47 (Call 03/01/47)	10	7,723
4.60%, 02/01/33 (Call 11/01/32)	10	9,162
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	10	9,323
Kite Realty Group Trust, 4.00%, 03/15/25
(Call 12/15/24)	10	9,635

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	$5	$3,821
2.70%, 09/15/30 (Call 06/15/30)	10	7,999
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	15	11,729
3.95%, 03/15/29 (Call 12/15/28)	15	14,128
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	5	3,800
NNN REIT Inc.
3.10%, 04/15/50 (Call 10/15/49)	5	3,039
3.50%, 04/15/51 (Call 01/15/50)	50	33,412
3.60%, 12/15/26 (Call 09/15/26)	27	25,423
4.30%, 10/15/28 (Call 07/15/28)	15	14,142
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	5	3,818
3.38%, 02/01/31 (Call 11/01/30)	10	8,123
5.25%, 01/15/26 (Call 10/15/25)	20	19,490
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	5	3,619
Prologis LP
1.75%, 07/01/30 (Call 04/01/30)	42	33,592
2.13%, 04/15/27 (Call 02/15/27)	25	22,678
2.13%, 10/15/50 (Call 04/15/50)	25	13,304
2.25%, 04/15/30 (Call 01/15/30)	50	41,786
3.25%, 10/01/26 (Call 07/01/26)	35	33,284
4.63%, 01/15/33 (Call 10/15/32)	10	9,506
4.75%, 06/15/33 (Call 03/15/33)	80	76,381
5.25%, 06/15/53 (Call 12/15/52)	55	51,906
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)	10	8,076
3.09%, 09/15/27 (Call 06/15/27)	65	60,820
5.10%, 08/01/33 (Call 05/01/33)	5	4,914
5.35%, 08/01/53 (Call 02/01/53)	45	43,310
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	5	4,013
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	25	23,313
3.25%, 01/15/31 (Call 10/15/30)	75	65,089
3.65%, 01/15/28 (Call 10/15/27)	15	14,069
4.63%, 11/01/25 (Call 09/01/25)	25	24,613
4.88%, 06/01/26 (Call 03/01/26)	10	9,891
5.63%, 10/13/32 (Call 07/13/32)	190	191,551
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	10	9,459
4.40%, 02/01/47 (Call 08/01/46)	5	3,839
4.65%, 03/15/49 (Call 09/15/48)	5	3,974
Rexford Industrial Realty LP, 2.13%, 12/01/30
(Call 09/01/30)	10	7,812
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	10	7,824
3.90%, 10/15/29 (Call 07/15/29)	5	4,334
5.13%, 08/15/26 (Call 05/15/26)	5	4,838
Safehold GL Holdings LLC, 2.80%, 06/15/31
(Call 03/15/31)	5	3,900
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	55	48,762
1.75%, 02/01/28 (Call 11/01/27)	105	91,403
2.25%, 01/15/32 (Call 10/15/31)	10	7,832
2.45%, 09/13/29 (Call 06/13/29)	55	47,061
3.25%, 09/13/49 (Call 03/13/49)	65	42,769
3.30%, 01/15/26 (Call 10/15/25)	30	28,731
3.38%, 12/01/27 (Call 09/01/27)	200	186,173
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 09/01/25 (Call 06/01/25)	$45	$43,449
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	5	4,824
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28
(Call 07/14/28)	5	5,029
Spirit Realty LP
2.70%, 02/15/32 (Call 11/15/31)	5	3,995
4.00%, 07/15/29 (Call 04/15/29)	20	18,392
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	15	13,369
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	15	11,889
5.70%, 01/15/33 (Call 10/15/32)	5	4,867
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	5	3,829
3.13%, 09/01/26 (Call 06/01/26)	10	9,220
UDR Inc.
3.20%, 01/15/30 (Call 10/15/29)	30	26,358
3.50%, 07/01/27 (Call 04/01/27)	5	4,681
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	5	4,808
3.00%, 01/15/30 (Call 10/15/29)	25	21,280
3.25%, 10/15/26 (Call 07/15/26)	20	18,692
4.00%, 03/01/28 (Call 12/01/27)	20	18,663
4.13%, 01/15/26 (Call 10/15/25)	25	24,153
4.38%, 02/01/45 (Call 08/01/44)	5	3,729
4.75%, 11/15/30 (Call 08/15/30)	5	4,669
VICI Properties LP
4.38%, 05/15/25	10	9,741
4.75%, 02/15/28 (Call 01/15/28)	5	4,742
4.95%, 02/15/30 (Call 12/15/29)	15	13,948
5.13%, 05/15/32 (Call 02/15/32)	15	13,806
5.63%, 05/15/52 (Call 11/15/51)	10	8,615
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	10	8,664
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	15	14,623
6.50%, 03/15/41 (Call 09/15/40)	10	10,313
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	10	8,482
2.70%, 02/15/27 (Call 12/15/26)	25	23,083
2.75%, 01/15/31 (Call 10/15/30)	35	29,075
3.10%, 01/15/30 (Call 10/15/29)	25	21,696
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	145	123,296
4.00%, 11/15/29 (Call 08/15/29)	25	23,072
4.00%, 04/15/30 (Call 01/15/30)	20	18,435
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	10	7,382
3.85%, 07/15/29 (Call 04/15/29)	15	13,567
		4,561,190
Retail — 1.0%
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	5	4,642
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	5	4,750
3.63%, 04/15/25 (Call 03/15/25)	25	24,384
3.75%, 04/18/29 (Call 01/18/29)	15	13,842
4.00%, 04/15/30 (Call 01/15/30)	20	18,509
4.50%, 02/01/28 (Call 01/01/28)	5	4,876
4.75%, 02/01/33 (Call 11/01/32)	5	4,711
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	10	8,018
4.45%, 10/01/28 (Call 07/01/28)	5	4,857

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	$30	$26,696
1.60%, 04/20/30 (Call 01/20/30)	30	24,973
1.75%, 04/20/32 (Call 01/20/32)	15	11,967
3.00%, 05/18/27 (Call 02/18/27)	10	9,461
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)	30	28,651
Dick’s Sporting Goods Inc., 3.15%, 01/15/32
(Call 10/15/31)	15	12,188
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	10	8,927
3.88%, 04/15/27 (Call 01/15/27)	20	19,100
4.13%, 05/01/28 (Call 02/01/28)	5	4,772
4.13%, 04/03/50 (Call 10/03/49)	5	3,665
5.00%, 11/01/32 (Call 08/01/32)	25	23,802
5.45%, 07/05/33 (Call 04/05/33)(a)	25	24,390
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	25	24,357
4.20%, 05/15/28 (Call 02/15/28)	110	104,591
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	5	3,872
2.75%, 02/01/32 (Call 11/01/31)	5	3,985
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	20	18,585
2.70%, 04/15/30 (Call 01/15/30)	5	4,407
2.75%, 09/15/51 (Call 03/15/51)	20	12,607
2.80%, 09/14/27 (Call 06/14/27)	25	23,320
2.88%, 04/15/27 (Call 03/15/27)	10	9,400
3.00%, 04/01/26 (Call 01/01/26)	5	4,798
3.13%, 12/15/49 (Call 06/15/49)	20	13,772
3.25%, 04/15/32 (Call 01/15/32)	40	35,523
3.30%, 04/15/40 (Call 10/15/39)	15	11,693
3.35%, 09/15/25 (Call 06/15/25)	95	92,533
3.35%, 04/15/50 (Call 10/15/49)	5	3,601
3.63%, 04/15/52 (Call 10/15/51)	15	11,277
3.90%, 12/06/28 (Call 09/06/28)	90	86,579
3.90%, 06/15/47 (Call 12/15/46)	20	15,995
4.20%, 04/01/43 (Call 10/01/42)	80	68,584
4.25%, 04/01/46 (Call 10/01/45)	55	46,505
4.50%, 09/15/32 (Call 06/15/32)	90	88,130
4.50%, 12/06/48 (Call 06/06/48)	70	61,773
4.95%, 09/15/52 (Call 03/15/52)	75	71,060
5.88%, 12/16/36	70	74,731
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	80	68,897
2.50%, 04/15/26 (Call 01/15/26)	5	4,707
2.63%, 04/01/31 (Call 01/01/31)	5	4,201
3.00%, 10/15/50 (Call 04/15/50)	10	6,301
3.35%, 04/01/27 (Call 03/01/27)	10	9,489
3.38%, 09/15/25 (Call 06/15/25)	35	33,814
3.65%, 04/05/29 (Call 01/05/29)	35	32,707
3.70%, 04/15/46 (Call 10/15/45)	40	29,398
3.75%, 04/01/32 (Call 01/01/32)	115	102,920
4.00%, 04/15/25 (Call 03/15/25)	90	88,255
4.05%, 05/03/47 (Call 11/03/46)	40	30,878
4.25%, 04/01/52 (Call 10/01/51)	60	47,076
4.40%, 09/08/25	10	9,858
4.45%, 04/01/62 (Call 10/01/61)	15	11,598
5.00%, 04/15/33 (Call 01/15/33)(a)	25	24,461
5.15%, 07/01/33 (Call 04/01/33)	5	4,912
5.63%, 04/15/53 (Call 10/15/52)	60	58,321
Security	Par (000)	Value

Retail (continued)
5.75%, 07/01/53 (Call 01/01/53)	$40	$39,438
5.80%, 09/15/62 (Call 03/15/62)	10	9,653
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	25	21,234
2.63%, 09/01/29 (Call 06/01/29)	10	8,903
3.30%, 07/01/25 (Call 06/15/25)	10	9,707
3.38%, 05/26/25 (Call 02/26/25)	15	14,605
3.50%, 07/01/27 (Call 05/01/27)	35	33,324
3.60%, 07/01/30 (Call 04/01/30)	10	9,228
3.63%, 09/01/49 (Call 03/01/49)	35	26,027
3.70%, 01/30/26 (Call 10/30/25)	30	29,158
3.80%, 04/01/28 (Call 01/01/28)	10	9,566
4.20%, 04/01/50 (Call 10/01/49)	10	8,140
4.60%, 09/09/32 (Call 06/09/32)	5	4,889
4.60%, 05/26/45 (Call 11/26/44)	15	13,194
4.70%, 12/09/35 (Call 06/09/35)	5	4,729
4.88%, 12/09/45 (Call 06/09/45)	10	9,091
5.15%, 09/09/52 (Call 03/09/52)	85	79,794
5.45%, 08/14/53 (Call 02/14/53)	10	9,856
5.70%, 02/01/39	5	5,073
6.30%, 10/15/37	25	27,104
6.30%, 03/01/38	85	92,423
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	25	24,070
3.60%, 09/01/27 (Call 06/01/27)	10	9,489
4.20%, 04/01/30 (Call 01/01/30)	15	14,064
4.35%, 06/01/28 (Call 03/01/28)	20	19,450
4.70%, 06/15/32 (Call 03/15/32)	15	14,330
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	15	13,497
1.88%, 04/15/31 (Call 01/15/31)	5	3,930
4.60%, 04/15/25 (Call 03/15/25)	15	14,815
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	60	54,717
2.25%, 03/12/30 (Call 12/12/29)	30	25,521
2.45%, 06/15/26 (Call 03/15/26)	5	4,698
2.55%, 11/15/30 (Call 08/15/30)	35	29,935
3.50%, 03/01/28 (Call 12/01/27)	25	23,582
3.50%, 11/15/50 (Call 05/15/50)	10	7,216
3.75%, 12/01/47 (Call 06/01/47)	115	85,945
3.80%, 08/15/25 (Call 06/15/25)	50	48,769
4.50%, 11/15/48 (Call 05/15/48)	5	4,273
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	130	119,579
2.25%, 04/15/25 (Call 03/15/25)	5	4,810
2.35%, 02/15/30 (Call 11/15/29)	15	12,999
2.50%, 04/15/26	25	23,814
2.65%, 09/15/30 (Call 06/15/30)	15	13,034
2.95%, 01/15/52 (Call 07/15/51)	15	9,808
3.38%, 04/15/29 (Call 01/15/29)	10	9,396
4.00%, 07/01/42	20	16,966
4.80%, 01/15/53 (Call 07/15/52)	90	82,318
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,262
2.25%, 09/15/26 (Call 06/15/26)	25	23,329
3.88%, 04/15/30 (Call 01/15/30)	20	18,710
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)	5	4,894
Walgreens Boots Alliance Inc., 4.10%, 04/15/50
(Call 10/15/49)	20	12,992
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	25	17,392

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.65%, 09/22/51 (Call 03/22/51)	$45	$29,141
3.05%, 07/08/26 (Call 05/08/26)	15	14,385
3.63%, 12/15/47 (Call 06/15/47)	10	7,874
4.05%, 06/29/48 (Call 12/29/47)	46	39,438
4.15%, 09/09/32 (Call 06/09/32)	5	4,833
4.50%, 09/09/52 (Call 03/09/52)	220	200,402
5.25%, 09/01/35	20	20,941
6.50%, 08/15/37	25	28,776
7.55%, 02/15/30	25	29,020
		3,359,202
Semiconductors — 0.9%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	25	23,295
4.39%, 06/01/52 (Call 12/01/51)	25	21,870
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)	25	20,371
2.80%, 10/01/41 (Call 04/01/41)	5	3,512
2.95%, 04/01/25 (Call 03/01/25)	86	83,462
2.95%, 10/01/51 (Call 04/01/51)	15	9,903
3.50%, 12/05/26 (Call 09/05/26)	85	81,664
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	15	13,162
5.10%, 10/01/35 (Call 04/01/35)	25	25,273
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/27 (Call 10/15/26)	10	9,612
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(d)	85	74,753
2.45%, 02/15/31 (Call 11/15/30)(d)	10	8,227
2.60%, 02/15/33 (Call 11/15/32)(d)	45	35,450
3.14%, 11/15/35 (Call 08/15/35)(d)	35	27,257
3.19%, 11/15/36 (Call 08/15/36)(d)	15	11,458
3.42%, 04/15/33 (Call 01/15/33)(d)	35	29,427
3.46%, 09/15/26 (Call 07/15/26)	85	81,125
3.47%, 04/15/34 (Call 01/15/34)(d)	25	20,791
3.50%, 02/15/41 (Call 08/15/40)(d)	35	26,128
3.75%, 02/15/51 (Call 08/15/50)(d)	65	47,118
4.00%, 04/15/29 (Call 02/15/29)(d)	5	4,681
4.11%, 09/15/28 (Call 06/15/28)	110	105,187
4.15%, 11/15/30 (Call 08/15/30)	14	12,959
4.30%, 11/15/32 (Call 08/15/32)	50	45,932
4.93%, 05/15/37 (Call 02/15/37)(d)	25	22,905
5.00%, 04/15/30 (Call 01/15/30)	80	79,103
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	75	64,993
2.00%, 08/12/31 (Call 05/12/31)	5	4,094
2.45%, 11/15/29 (Call 08/15/29)	80	70,386
2.60%, 05/19/26 (Call 02/19/26)	45	42,642
2.80%, 08/12/41 (Call 02/12/41)	50	35,353
3.05%, 08/12/51 (Call 02/12/51)	20	13,211
3.15%, 05/11/27 (Call 02/11/27)	25	23,649
3.25%, 11/15/49 (Call 05/15/49)	25	17,288
3.70%, 07/29/25 (Call 04/29/25)	20	19,542
3.73%, 12/08/47 (Call 06/08/47)	25	19,199
3.75%, 03/25/27 (Call 01/25/27)	45	43,469
3.75%, 08/05/27 (Call 07/05/27)	20	19,262
4.00%, 08/05/29 (Call 06/05/29)	40	38,322
4.10%, 05/19/46 (Call 11/19/45)	20	16,385
4.10%, 05/11/47 (Call 11/11/46)	65	52,777
4.15%, 08/05/32 (Call 05/05/32)	5	4,738
4.25%, 12/15/42	15	12,800
4.60%, 03/25/40 (Call 09/25/39)	25	23,216
Security	Par (000)	Value

Semiconductors (continued)
4.75%, 03/25/50 (Call 09/25/49)	$30	$26,630
4.80%, 10/01/41	20	18,414
4.88%, 02/10/28 (Call 01/10/28)	5	5,003
4.90%, 07/29/45 (Call 01/29/45)	20	19,057
4.90%, 08/05/52 (Call 02/05/52)	5	4,571
5.20%, 02/10/33 (Call 11/10/32)	80	81,090
5.70%, 02/10/53 (Call 08/10/52)	45	45,773
5.90%, 02/10/63 (Call 08/10/62)	75	78,281
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	10	7,137
4.10%, 03/15/29 (Call 12/15/28)	25	24,216
4.95%, 07/15/52 (Call 01/15/52)	20	18,796
5.25%, 07/15/62 (Call 01/15/62)	40	38,458
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	20	13,083
3.13%, 06/15/60 (Call 12/15/59)	10	6,340
3.75%, 03/15/26 (Call 01/15/26)	40	38,894
3.80%, 03/15/25 (Call 12/15/24)	5	4,906
4.00%, 03/15/29 (Call 12/15/28)	25	24,097
Marvell Technology Inc., 2.95%, 04/15/31
(Call 01/15/31)	10	8,363
Microchip Technology Inc., 4.25%, 09/01/25
(Call 09/01/24)	25	24,365
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	45	36,065
3.48%, 11/01/51 (Call 05/01/51)	5	3,325
4.66%, 02/15/30 (Call 11/15/29)	35	33,143
4.98%, 02/06/26 (Call 12/06/25)	25	24,746
5.38%, 04/15/28 (Call 03/15/28)	30	29,838
5.88%, 02/09/33 (Call 11/09/32)	80	80,258
5.88%, 09/15/33 (Call 06/15/33)	35	35,039
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	15	12,415
2.85%, 04/01/30 (Call 01/01/30)	20	17,946
3.20%, 09/16/26 (Call 06/16/26)	195	187,506
3.70%, 04/01/60 (Call 10/01/59)	15	11,510
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	20	19,936
5.55%, 12/01/28 (Call 09/01/28)	30	30,100
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	20	16,219
2.65%, 02/15/32 (Call 11/15/31)	50	40,278
2.70%, 05/01/25 (Call 04/01/25)	5	4,794
3.13%, 02/15/42 (Call 08/15/41)	15	10,299
3.25%, 05/11/41 (Call 11/11/40)	5	3,569
3.40%, 05/01/30 (Call 02/01/30)	10	8,815
4.30%, 06/18/29 (Call 03/18/29)	15	14,127
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	20	18,147
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	5	4,326
1.65%, 05/20/32 (Call 02/20/32)	25	19,546
2.15%, 05/20/30 (Call 02/20/30)	5	4,264
3.25%, 05/20/27 (Call 02/20/27)	25	23,821
3.45%, 05/20/25 (Call 02/20/25)	40	39,050
4.30%, 05/20/47 (Call 11/20/46)	30	25,763
4.65%, 05/20/35 (Call 11/20/34)	60	58,887
4.80%, 05/20/45 (Call 11/20/44)	55	51,348
6.00%, 05/20/53 (Call 11/20/52)	50	54,187
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	25	22,952
3.00%, 06/01/31 (Call 03/01/31)	5	4,067

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	$10	$9,085
1.75%, 05/04/30 (Call 02/04/30)	10	8,370
3.65%, 08/16/32 (Call 05/16/32)	5	4,558
3.88%, 03/15/39 (Call 09/15/38)	25	21,765
4.15%, 05/15/48 (Call 11/15/47)	27	22,878
4.60%, 02/15/28 (Call 01/15/28)	140	139,834
5.00%, 03/14/53 (Call 09/14/52)	25	23,972
5.05%, 05/18/63 (Call 11/18/62)	5	4,731
		3,114,904
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	25	23,261

Software — 0.9%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	50	46,253
3.25%, 02/01/25 (Call 11/01/24)	15	14,688
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	15	13,171
3.50%, 06/15/27 (Call 03/15/27)	10	9,513
4.38%, 06/15/25 (Call 03/15/25)	51	50,303
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	20	17,342
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	10	9,993
6.85%, 08/02/33 (Call 05/02/33)	5	4,901
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	20	16,009
4.80%, 03/01/26 (Call 12/01/25)	15	14,921
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	55	50,192
2.25%, 03/01/31 (Call 12/01/30)	20	16,225
3.10%, 03/01/41 (Call 09/01/40)	40	27,964
4.50%, 07/15/25	200	196,825
4.70%, 07/15/27 (Call 06/15/27)	25	24,584
5.10%, 07/15/32 (Call 04/15/32)(a)	5	4,925
5.63%, 07/15/52 (Call 01/15/52)	5	4,819
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	5	4,525
2.65%, 06/01/30 (Call 03/01/30)	5	4,245
3.20%, 07/01/26 (Call 05/01/26)	5	4,748
3.50%, 07/01/29 (Call 04/01/29)	20	18,290
3.85%, 06/01/25 (Call 03/01/25)	10	9,758
4.40%, 07/01/49 (Call 01/01/49)	35	28,714
5.60%, 03/02/33 (Call 12/02/32)	30	30,122
5.63%, 08/21/33 (Call 05/21/33)	30	30,186
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	30	28,033
1.35%, 07/15/27 (Call 05/15/27)	30	26,542
5.20%, 09/15/33 (Call 06/15/33)	25	25,194
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(d)	5	4,045
2.40%, 08/08/26 (Call 05/08/26)	50	47,285
2.50%, 09/15/50 (Call 03/15/50)(d)	25	15,865
2.53%, 06/01/50 (Call 12/01/49)	130	83,583
2.68%, 06/01/60 (Call 12/01/59)	175	110,090
2.92%, 03/17/52 (Call 09/17/51)	35	24,187
3.04%, 03/17/62 (Call 09/17/61)	40	27,165
3.30%, 02/06/27 (Call 11/06/26)	70	67,353
3.40%, 06/15/27 (Call 03/15/27)(d)	30	28,670
Security	Par (000)	Value

Software (continued)
3.45%, 08/08/36 (Call 02/08/36)	$49	$43,147
3.50%, 02/12/35 (Call 08/12/34)	65	59,388
3.70%, 08/08/46 (Call 02/08/46)	35	28,992
4.00%, 02/12/55 (Call 08/12/54)	5	4,233
4.10%, 02/06/37 (Call 08/06/36)	10	9,392
4.25%, 02/06/47 (Call 08/06/46)	45	41,419
4.50%, 06/15/47 (Call 12/15/46)(d)	20	18,630
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	55	52,832
2.65%, 07/15/26 (Call 04/15/26)	5	4,684
2.80%, 04/01/27 (Call 02/01/27)	5	4,640
2.88%, 03/25/31 (Call 12/25/30)	25	21,385
2.95%, 05/15/25 (Call 02/15/25)	45	43,410
2.95%, 04/01/30 (Call 01/01/30)	55	48,214
3.60%, 04/01/40 (Call 10/01/39)	45	34,179
3.60%, 04/01/50 (Call 10/01/49)	45	31,463
3.65%, 03/25/41 (Call 09/25/40)	25	18,914
3.80%, 11/15/37 (Call 05/15/37)	30	24,424
3.85%, 04/01/60 (Call 10/01/59)	50	34,306
3.90%, 05/15/35 (Call 11/15/34)	50	42,770
3.95%, 03/25/51 (Call 09/25/50)	35	25,875
4.00%, 07/15/46 (Call 01/15/46)	10	7,590
4.00%, 11/15/47 (Call 05/15/47)	30	22,650
4.10%, 03/25/61 (Call 09/25/60)	20	14,367
4.13%, 05/15/45 (Call 11/15/44)	35	27,309
4.30%, 07/08/34 (Call 01/08/34)	25	22,547
4.38%, 05/15/55 (Call 11/15/54)	20	15,423
4.50%, 05/06/28 (Call 04/06/28)	100	97,689
4.50%, 07/08/44 (Call 01/08/44)	190	158,591
4.90%, 02/06/33 (Call 11/06/32)	65	62,534
5.38%, 07/15/40	15	14,121
5.55%, 02/06/53 (Call 08/06/52)	160	150,710
6.13%, 07/08/39	20	20,475
6.25%, 11/09/32 (Call 08/09/32)	30	31,574
6.50%, 04/15/38	25	26,698
6.90%, 11/09/52 (Call 05/09/52)	35	39,033
Roper Technologies Inc.
2.95%, 09/15/29 (Call 06/15/29)	35	31,135
3.85%, 12/15/25 (Call 09/15/25)	120	116,561
salesforce.com Inc.
1.95%, 07/15/31 (Call 04/15/31)	5	4,098
2.70%, 07/15/41 (Call 01/15/41)	70	49,753
2.90%, 07/15/51 (Call 01/15/51)	25	16,577
3.05%, 07/15/61 (Call 01/15/61)	10	6,400
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	30	23,812
Take-Two Interactive Software Inc.
3.55%, 04/14/25	20	19,466
3.70%, 04/14/27 (Call 03/14/27)	5	4,762
4.00%, 04/14/32 (Call 01/14/32)	5	4,578
4.95%, 03/28/28 (Call 02/28/28)	40	39,553
5.00%, 03/28/26	5	4,968
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	5	4,510
1.80%, 08/15/28 (Call 06/15/28)	15	12,850
2.20%, 08/15/31 (Call 05/15/31)	20	15,813
3.90%, 08/21/27 (Call 05/21/27)	15	14,298
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	30	28,495
		2,842,465

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 1.5%
America Movil SAB de CV
6.13%, 03/30/40	$75	$77,326
6.38%, 03/01/35	10	10,640
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	25	21,780
1.70%, 03/25/26 (Call 03/25/24)	65	60,098
2.25%, 02/01/32 (Call 11/01/31)	70	55,501
2.55%, 12/01/33 (Call 09/01/33)	50	38,911
2.75%, 06/01/31 (Call 03/01/31)	10	8,411
3.30%, 02/01/52 (Call 08/01/51)	70	46,029
3.50%, 06/01/41 (Call 12/01/40)	120	89,147
3.50%, 09/15/53 (Call 03/15/53)	165	109,930
3.55%, 09/15/55 (Call 03/15/55)	165	108,954
3.65%, 06/01/51 (Call 12/01/50)	40	27,852
3.65%, 09/15/59 (Call 03/15/59)	155	102,263
3.80%, 02/15/27 (Call 11/15/26)	105	101,035
3.80%, 12/01/57 (Call 06/01/57)	39	26,654
3.85%, 06/01/60 (Call 12/01/59)	30	20,527
4.25%, 03/01/27 (Call 12/01/26)	115	112,055
4.30%, 02/15/30 (Call 11/15/29)	80	75,681
4.30%, 12/15/42 (Call 06/15/42)	30	24,536
4.35%, 03/01/29 (Call 12/01/28)	10	9,614
4.35%, 06/15/45 (Call 12/15/44)	20	15,960
4.50%, 05/15/35 (Call 11/15/34)	30	27,120
4.50%, 03/09/48 (Call 09/09/47)	20	16,267
4.55%, 03/09/49 (Call 09/09/48)	25	20,270
4.75%, 05/15/46 (Call 11/15/45)	90	76,159
4.90%, 08/15/37 (Call 02/14/37)	60	54,662
5.25%, 03/01/37 (Call 09/01/36)	40	38,166
5.40%, 02/15/34 (Call 11/15/33)	15	14,835
5.54%, 02/20/26 (Call 02/20/24)	10	10,003
6.00%, 08/15/40 (Call 05/15/40)	5	5,012
6.30%, 01/15/38	15	15,603
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	105	74,962
4.46%, 04/01/48 (Call 10/01/47)	20	16,727
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	25	19,849
British Telecommunications PLC, 9.63%, 12/15/30	25	30,238
Cisco Systems Inc.
2.95%, 02/28/26	10	9,636
3.50%, 06/15/25	5	4,899
5.50%, 01/15/40	20	20,482
5.90%, 02/15/39	75	79,887
Corning Inc.
4.75%, 03/15/42	45	39,435
5.35%, 11/15/48 (Call 05/15/48)	25	23,095
5.45%, 11/15/79 (Call 05/15/79)	20	17,467
Deutsche Telekom International Finance BV
8.75%, 06/15/30	30	35,425
9.25%, 06/01/32	5	6,301
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	20	18,325
3.75%, 08/15/29 (Call 05/15/29)	10	9,136
5.95%, 03/15/41	5	4,710
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	30	24,320
2.75%, 05/24/31 (Call 02/24/31)	10	8,226
4.60%, 02/23/28 (Call 11/23/27)	5	4,884
5.60%, 06/01/32 (Call 03/01/32)	5	4,951
Security	Par (000)	Value

Telecommunications (continued)
Orange SA
5.50%, 02/06/44 (Call 08/06/43)	$15	$14,355
9.00%, 03/01/31	20	24,179
Rogers Communications Inc.
2.95%, 03/15/25	25	24,116
3.20%, 03/15/27 (Call 02/15/27)	30	27,954
3.63%, 12/15/25 (Call 09/15/25)	10	9,603
3.80%, 03/15/32 (Call 12/15/31)	30	26,119
4.30%, 02/15/48 (Call 08/15/47)	10	7,554
4.35%, 05/01/49 (Call 11/01/48)	65	50,033
4.50%, 03/15/42 (Call 09/15/41)	10	8,240
5.00%, 03/15/44 (Call 09/15/43)	40	34,368
7.50%, 08/15/38	15	16,298
Sprint Capital Corp.
6.88%, 11/15/28	30	31,760
8.75%, 03/15/32	25	29,867
Telefonica Emisiones SA
4.10%, 03/08/27	150	144,232
5.21%, 03/08/47	150	128,438
7.05%, 06/20/36	45	48,842
Telefonica Europe BV, 8.25%, 09/15/30	10	11,481
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	15	13,933
3.40%, 05/13/32 (Call 02/13/32)	25	21,357
4.60%, 11/16/48 (Call 05/16/48)	5	4,098
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/24)	50	46,769
2.25%, 11/15/31 (Call 08/15/31)	30	23,884
2.55%, 02/15/31 (Call 11/15/30)	50	41,443
2.63%, 04/15/26 (Call 04/15/24)	40	37,606
2.63%, 02/15/29 (Call 02/15/24)	180	158,515
3.00%, 02/15/41 (Call 08/15/40)	30	21,129
3.30%, 02/15/51 (Call 08/15/50)	25	16,732
3.40%, 10/15/52 (Call 04/15/52)	30	20,178
3.50%, 04/15/25 (Call 03/15/25)	70	68,101
3.50%, 04/15/31 (Call 04/15/26)	5	4,401
3.60%, 11/15/60 (Call 05/15/60)	55	36,680
3.75%, 04/15/27 (Call 02/15/27)	94	89,665
3.88%, 04/15/30 (Call 01/15/30)	140	128,564
4.50%, 04/15/50 (Call 10/15/49)	130	107,592
4.75%, 02/01/28 (Call 02/01/24)	55	53,823
5.05%, 07/15/33 (Call 04/15/33)	115	111,502
5.38%, 04/15/27 (Call 04/15/24)	50	50,034
5.65%, 01/15/53 (Call 07/15/52)	10	9,756
5.75%, 01/15/54 (Call 07/15/53)	60	59,320
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	5	4,596
1.75%, 01/20/31 (Call 10/20/30)	65	51,235
2.10%, 03/22/28 (Call 01/22/28)	5	4,430
2.36%, 03/15/32 (Call 12/15/31)	25	19,935
2.55%, 03/21/31 (Call 12/21/30)	34	28,215
2.63%, 08/15/26	5	4,695
2.65%, 11/20/40 (Call 05/20/40)	35	23,832
2.85%, 09/03/41 (Call 03/03/41)	85	59,045
2.88%, 11/20/50 (Call 05/20/50)	45	28,436
2.99%, 10/30/56 (Call 04/30/56)	90	55,218
3.00%, 11/20/60 (Call 05/20/60)	30	18,223
3.15%, 03/22/30 (Call 12/22/29)	25	22,180
3.40%, 03/22/41 (Call 09/22/40)	35	26,462
3.55%, 03/22/51 (Call 09/22/50)	55	39,365
3.70%, 03/22/61 (Call 09/22/60)	60	42,430

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.85%, 11/01/42 (Call 05/01/42)	$75	$59,516
3.88%, 03/01/52 (Call 09/01/51)	25	18,986
4.02%, 12/03/29 (Call 09/03/29)	40	37,529
4.13%, 08/15/46	5	4,035
4.33%, 09/21/28	20	19,313
4.40%, 11/01/34 (Call 05/01/34)	25	22,988
4.50%, 08/10/33	20	18,686
4.52%, 09/15/48	5	4,300
4.67%, 03/15/55	15	12,927
4.81%, 03/15/39	25	22,880
4.86%, 08/21/46	80	71,265
5.01%, 08/21/54	95	86,360
5.05%, 05/09/33 (Call 02/09/33)	25	24,611
5.25%, 03/16/37	105	104,065
5.85%, 09/15/35	90	93,686
Vodafone Group PLC
4.13%, 05/30/25	125	122,786
4.25%, 09/17/50	45	34,698
4.38%, 05/30/28	20	19,608
4.38%, 02/19/43	45	36,933
4.88%, 06/19/49	25	21,258
5.13%, 06/19/59	10	8,470
5.25%, 05/30/48	5	4,569
6.15%, 02/27/37	70	72,182
6.25%, 11/30/32	5	5,259
		4,991,684
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	18	16,820
3.90%, 11/19/29 (Call 08/19/29)	15	13,495
5.10%, 05/15/44 (Call 11/15/43)	5	4,141
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	5	4,261
		38,717
Transportation — 0.8%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	25	16,133
3.25%, 06/15/27 (Call 03/15/27)	25	23,790
3.30%, 09/15/51 (Call 03/15/51)	11	7,688
3.55%, 02/15/50 (Call 08/15/49)	25	18,559
3.90%, 08/01/46 (Call 02/01/46)	10	7,899
4.05%, 06/15/48 (Call 12/15/47)	15	12,056
4.13%, 06/15/47 (Call 12/15/46)	10	8,148
4.40%, 03/15/42 (Call 09/15/41)	10	8,700
4.45%, 01/15/53 (Call 07/15/52)	50	43,203
5.20%, 04/15/54 (Call 10/15/53)	120	116,485
5.75%, 05/01/40 (Call 11/01/39)	10	10,349
6.20%, 08/15/36	5	5,383
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	15	14,296
3.20%, 08/02/46 (Call 02/02/46)	15	10,666
3.85%, 08/05/32 (Call 05/05/32)	15	13,695
4.45%, 01/20/49 (Call 07/20/48)	5	4,283
6.20%, 06/01/36	5	5,379
6.38%, 11/15/37	5	5,376
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 06/02/24)	5	4,790
1.75%, 12/02/26 (Call 11/02/26)	75	68,025
2.45%, 12/02/31 (Call 09/02/31)	25	22,680
2.88%, 11/15/29 (Call 08/15/29)	5	4,386
2.90%, 02/01/25 (Call 11/01/24)	10	9,703
Security	Par (000)	Value

Transportation (continued)
3.10%, 12/02/51 (Call 06/02/51)	$35	$23,399
3.50%, 05/01/50 (Call 11/01/49)	4	2,822
4.00%, 06/01/28 (Call 03/01/28)	25	23,855
4.20%, 11/15/69 (Call 05/15/69)	10	7,524
6.13%, 09/15/2115 (Call 03/15/2115)	15	15,209
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	20	17,100
2.50%, 05/15/51 (Call 11/15/50)(a)	15	8,796
2.60%, 11/01/26 (Call 08/01/26)	50	46,805
3.25%, 06/01/27 (Call 03/01/27)	50	47,057
3.35%, 11/01/25 (Call 08/01/25)	90	86,859
3.35%, 09/15/49 (Call 03/15/49)	15	10,423
3.80%, 03/01/28 (Call 12/01/27)	130	124,338
3.80%, 11/01/46 (Call 05/01/46)	20	15,284
4.10%, 11/15/32 (Call 08/15/32)	5	4,653
4.30%, 03/01/48 (Call 09/01/47)	15	12,359
4.50%, 11/15/52 (Call 05/15/52)	95	81,206
4.50%, 08/01/54 (Call 02/01/54)	5	4,227
4.65%, 03/01/68 (Call 09/01/67)	10	8,331
4.75%, 11/15/48 (Call 05/15/48)	15	13,099
5.50%, 04/15/41 (Call 10/15/40)	5	4,905
6.15%, 05/01/37	10	10,643
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	120	99,875
3.25%, 04/01/26 (Call 01/01/26)	20	19,130
3.40%, 02/15/28 (Call 11/15/27)	33	30,882
4.05%, 02/15/48 (Call 08/15/47)	80	61,782
4.20%, 10/17/28 (Call 07/17/28)	20	19,185
4.55%, 04/01/46 (Call 10/01/45)	35	29,474
4.75%, 11/15/45 (Call 05/15/45)	35	30,219
4.90%, 01/15/34	30	29,130
4.95%, 10/17/48 (Call 04/17/48)	5	4,426
5.25%, 05/15/50 (Call 11/15/49)	10	9,289
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	21	16,905
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	20	19,407
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	5	4,707
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	5	4,325
2.90%, 06/15/26 (Call 03/15/26)	60	56,785
3.05%, 05/15/50 (Call 11/15/49)	20	13,019
3.16%, 05/15/55 (Call 11/15/54)	72	46,039
3.80%, 08/01/28 (Call 05/01/28)	15	14,224
4.45%, 03/01/33 (Call 12/01/32)(a)	5	4,713
4.55%, 06/01/53 (Call 12/01/52)	20	16,848
5.35%, 08/01/54 (Call 02/01/54)	75	71,607
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	10	9,065
2.85%, 03/01/27 (Call 02/01/27)	5	4,612
3.35%, 09/01/25 (Call 08/01/25)	10	9,624
4.63%, 06/01/25 (Call 05/01/25)	70	68,821
5.25%, 06/01/28 (Call 05/01/28)	5	4,971
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	45,928
2.80%, 02/14/32 (Call 11/14/31)	20	16,938
2.89%, 04/06/36 (Call 01/06/36)	130	102,954
2.97%, 09/16/62 (Call 03/16/62)	100	60,548
3.20%, 05/20/41 (Call 11/20/40)	15	11,231
3.25%, 02/05/50 (Call 08/05/49)	10	7,054
3.50%, 02/14/53 (Call 08/14/52)	65	47,436

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.55%, 08/15/39 (Call 02/15/39)	$15	$12,031
3.70%, 03/01/29 (Call 12/01/28)	10	9,503
3.80%, 10/01/51 (Call 04/01/51)	35	27,124
3.80%, 04/06/71 (Call 10/06/70)	15	10,747
3.84%, 03/20/60 (Call 09/20/59)	30	22,338
3.85%, 02/14/72 (Call 08/14/71)	5	3,570
3.95%, 09/10/28 (Call 06/10/28)	45	43,585
4.10%, 09/15/67 (Call 03/15/67)	5	3,784
4.30%, 03/01/49 (Call 09/01/48)	10	8,215
4.50%, 01/20/33 (Call 10/20/32)	50	48,149
4.50%, 09/10/48 (Call 03/10/48)	25	21,142
4.75%, 02/21/26 (Call 01/21/26)	15	14,954
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	25	23,425
2.50%, 09/01/29 (Call 06/01/29)	10	8,812
3.40%, 03/15/29 (Call 12/15/28)	10	9,390
3.90%, 04/01/25 (Call 03/01/25)	5	4,916
4.45%, 04/01/30 (Call 01/01/30)	20	19,642
4.88%, 03/03/33 (Call 12/03/32)	10	9,958
5.05%, 03/03/53 (Call 09/03/52)	25	24,077
5.20%, 04/01/40 (Call 10/01/39)	15	14,799
5.30%, 04/01/50 (Call 10/01/49)	25	24,809
6.20%, 01/15/38	100	109,241
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)	30	29,439
		2,505,369
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	5	3,773
3.10%, 06/01/51 (Call 12/01/50)	5	3,019
3.25%, 09/15/26 (Call 06/15/26)	5	4,697
3.50%, 06/01/32 (Call 03/01/32)	60	49,946
4.55%, 11/07/28 (Call 08/07/28)	15	14,236
4.70%, 04/01/29 (Call 01/01/29)	50	47,829
		123,500
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	10	8,824
3.38%, 01/20/27 (Call 12/20/26)	30	26,686
		35,510
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	25	20,525
2.95%, 09/01/27 (Call 06/01/27)	25	23,209
3.45%, 06/01/29 (Call 03/01/29)	10	9,194
3.75%, 09/01/47 (Call 03/01/47)	30	22,744
6.59%, 10/15/37	15	16,606
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	25	16,426
3.57%, 05/01/29 (Call 02/01/29)	145	133,176
United Utilities PLC, 6.88%, 08/15/28	20	21,296
		263,176
Total Corporate Bonds & Notes — 35.7%
(Cost: $124,736,743)		118,590,391

Foreign Government Obligations(e)

Canada — 0.3%
Canada Government International Bond, 1.63%, 01/22/25	10	9,625
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,289
Security	Par (000)	Value

Canada (continued)
Province of Alberta Canada
1.00%, 05/20/25	$50	$47,098
1.30%, 07/22/30	55	44,317
3.30%, 03/15/28	5	4,741
Province of British Columbia Canada
0.90%, 07/20/26	105	95,240
1.30%, 01/29/31(a)	155	123,895
7.25%, 09/01/36	15	18,173
Province of Manitoba Canada, 2.13%, 06/22/26	65	60,906
Province of Ontario Canada
0.63%, 01/21/26	25	22,894
1.05%, 04/14/26	95	87,194
2.30%, 06/15/26	50	47,132
2.50%, 04/27/26	70	66,457
Province of Quebec Canada
0.60%, 07/23/25	275	256,129
1.35%, 05/28/30	75	61,279
Series QX, 1.50%, 02/11/25	155	148,395
		1,105,764
Chile — 0.1%
Chile Government International Bond
3.10%, 01/22/61 (Call 07/22/60)	20	12,297
3.50%, 01/25/50 (Call 07/25/49)	200	142,041
4.95%, 01/05/36 (Call 10/05/35)	200	190,364
		344,702
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	25	27,672

Indonesia — 0.2%
Indonesia Government International Bond
2.85%, 02/14/30	200	176,395
3.05%, 03/12/51	5	3,458
3.35%, 03/12/71	10	6,516
3.85%, 10/15/30	200	185,896
4.45%, 04/15/70	15	12,280
4.65%, 09/20/32 (Call 06/20/32)	200	192,305
4.85%, 01/11/33 (Call 10/11/32)	200	196,309
		773,159
Israel — 0.1%
Israel Government International Bond, 4.50%, 01/17/33	200	183,497
State of Israel, 2.50%, 01/15/30	200	168,526
		352,023
Italy — 0.1%
Republic of Italy Government International Bond, 2.88%, 10/17/29	310	271,002

Japan — 0.1%
Japan Bank for International Cooperation, 2.75%, 11/16/27	280	260,032
Japan International Cooperation Agency, 3.25%, 05/25/27	200	189,593
		449,625
Mexico — 0.3%
Mexico Government International Bond
4.15%, 03/28/27	200	194,333
4.50%, 01/31/50 (Call 07/31/49)	200	153,188
4.60%, 01/23/46	260	203,470
4.75%, 03/08/44	25	20,176

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
4.88%, 05/19/33 (Call 02/19/33)	$200	$186,005
5.55%, 01/21/45	15	13,537
6.34%, 05/04/53 (Call 11/04/52)	200	191,204
		961,913
Panama — 0.1%
Panama Government International Bond
4.50%, 04/01/56 (Call 10/01/55)	150	94,981
6.70%, 01/26/36	290	276,234
		371,215
Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	180	151,900
2.78%, 12/01/60 (Call 06/01/60)	30	17,391
2.84%, 06/20/30	5	4,315
3.00%, 01/15/34 (Call 10/15/33)	150	121,108
6.55%, 03/14/37	85	90,929
8.75%, 11/21/33	31	37,754
		423,397
Philippines — 0.2%
Philippine Government International Bond
1.95%, 01/06/32	20	15,873
2.65%, 12/10/45	5	3,238
2.95%, 05/05/45	385	264,935
3.75%, 01/14/29	200	189,248
9.50%, 02/02/30	100	122,882
		596,176
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	20	19,201
4.88%, 10/04/33 (Call 07/04/33)	22	21,340
5.50%, 04/04/53 (Call 10/04/52)	65	62,725
5.75%, 11/16/32 (Call 08/16/32)	50	51,884
		155,150
South Korea — 0.1%
Export-Import Bank of Korea, 2.63%, 05/26/26	250	235,435

Supranational — 1.5%
African Development Bank
0.88%, 03/23/26	145	133,044
3.38%, 07/07/25	5	4,881
4.38%, 11/03/27	96	95,590
Asian Development Bank
0.38%, 09/03/25	130	120,327
0.50%, 02/04/26	165	150,866
0.63%, 04/29/25	130	122,372
1.00%, 04/14/26	135	124,061
1.75%, 09/19/29	10	8,646
1.88%, 01/24/30	15	12,889
2.00%, 01/22/25	5	4,829
2.00%, 04/24/26	85	79,923
2.88%, 05/06/25	20	19,422
3.13%, 08/20/27	470	448,497
5.82%, 06/16/28 (Call 12/16/23)	5	5,257
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	50	45,669
3.38%, 06/29/25	25	24,370
Council of Europe Development Bank
0.88%, 09/22/26	30	27,069
1.38%, 02/27/25	5	4,778
Security	Par (000)	Value

Supranational (continued)
European Bank for Reconstruction & Development
0.50%, 05/19/25	$5	$4,685
0.50%, 11/25/25	5	4,598
0.50%, 01/28/26	15	13,721
1.50%, 02/13/25	5	4,792
European Investment Bank
0.38%, 12/15/25	25	22,909
0.38%, 03/26/26	480	435,755
0.75%, 10/26/26	20	17,977
0.75%, 09/23/30	35	27,542
0.88%, 05/17/30	10	8,015
1.25%, 02/14/31	40	32,336
1.63%, 03/14/25	100	95,833
1.63%, 10/09/29	35	30,047
1.63%, 05/13/31	10	8,261
2.13%, 04/13/26	20	18,881
3.25%, 11/15/27	15	14,365
3.75%, 02/14/33	470	444,901
4.88%, 02/15/36	10	10,270
Inter-American Development Bank
0.63%, 07/15/25	125	116,727
0.63%, 09/16/27	50	43,409
0.88%, 04/03/25	50	47,307
0.88%, 04/20/26	170	155,730
1.13%, 07/20/28	113	97,437
1.13%, 01/13/31	35	27,946
1.75%, 03/14/25	10	9,595
2.00%, 06/02/26	10	9,375
2.13%, 01/15/25	5	4,839
2.25%, 06/18/29	5	4,466
2.38%, 07/07/27	35	32,595
3.13%, 09/18/28	50	47,122
4.38%, 01/24/44	30	27,700
International Bank for Reconstruction & Development
0.38%, 07/28/25	15	13,935
0.50%, 10/28/25	45	41,520
0.63%, 04/22/25	440	414,676
0.75%, 03/11/25	25	23,688
0.75%, 11/24/27	10	8,657
0.75%, 08/26/30	120	94,027
0.88%, 07/15/26	15	13,639
0.88%, 05/14/30	50	39,912
1.13%, 09/13/28	100	85,879
1.25%, 02/10/31	55	44,249
1.38%, 04/20/28	55	48,320
1.63%, 11/03/31	85	69,147
1.75%, 10/23/29	10	8,617
1.88%, 10/27/26(a)	39	36,195
2.50%, 07/29/25	60	57,741
2.50%, 11/22/27	5	4,644
2.50%, 03/29/32	150	129,658
3.13%, 06/15/27	240	229,383
3.63%, 09/21/29	5	4,796
International Finance Corp.
0.38%, 07/16/25(a)	5	4,652
0.75%, 10/08/26	199	179,082
2.13%, 04/07/26	40	37,777
		4,841,820
Uruguay — 0.1%
Uruguay Government International Bond
4.98%, 04/20/55(a)	35	31,976

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
5.10%, 06/18/50	$100	$94,476
5.75%, 10/28/34 (Call 07/28/34)	70	73,306
		199,758
Total Foreign Government Obligations — 3.3%
(Cost: $11,734,302)		11,108,811

Municipal Debt Obligations

California — 0.4%
Bay Area Toll Authority RB BAB, Series S1, 6.92%, 04/01/40	75	83,194
California State University RB, Class B, 2.72%, 11/01/52	75	46,536
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	25	29,029
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	100	103,933
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	28,732
Los Angeles Department of Water & Power, RB, Series A, 5.72%, 07/01/39	20	20,356
Los Angeles Unified School District/CA GO BAB, Series RY, 6.76%, 07/01/34(a)	100	109,380
Regents of the University of California Medical Center Pooled Revenue RB, 3.01%, 05/15/50 (Call 11/15/49)	100	64,189
State of California GO
2.50%, 10/01/29	50	43,561
3.38%, 04/01/25	25	24,450
State of California GO BAB
7.30%, 10/01/39(a)	150	172,949
7.55%, 04/01/39	50	59,511
7.60%, 11/01/40	100	121,181
University of California RB
Series AD, 4.86%, 05/15/2112	25	21,244
Series BD, 3.35%, 07/01/29	35	32,266
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	100	80,903
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	10	6,393
University of California RB BAB, 5.95%, 05/15/45	100	102,889
		1,150,696
Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	100	87,199

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	21,718

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C,
4.47%, 01/01/49(a)	50	44,006
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	25	27,188
State of Illinois GO, 5.10%, 06/01/33	200	192,619
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	43	45,148
		308,961
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E,
5.46%, 12/01/39	25	25,310
Security	Par (000)	Value

Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	$25	$19,208

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	50	50,529
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	100	115,404
		165,933
New York — 0.1%
City of New York NY GO BAB, Series F1, 6.27%, 12/01/37	100	106,255
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	47,516
New York City Municipal Water Finance Authority RB, 5.44%, 06/15/43	50	49,300
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,029
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	85	86,611
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(a)	50	31,902
Series 174, 4.46%, 10/01/62	100	84,533
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	47,811
		468,957
Ohio — 0.0%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	64,410
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	23,795
		88,205
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	50,927

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	75	72,703

Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(a)	25	23,547
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	34,712
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	28,986
State of Texas GO BAB, 5.52%, 04/01/39	65	66,123
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	15	14,952
5.17%, 04/01/41	65	63,415
		231,735
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117
(Call 03/01/2117)	25	18,980

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	43,830

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36
(Call 05/01/27)	$25	$22,271

Total Municipal Debt Obligations — 0.8%
(Cost: $3,121,804)		2,776,633

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.7%
Federal Farm Credit Banks Funding Corp., 1.85%,
07/26/24	10	9,778
Federal Home Loan Banks
0.38%, 09/04/25	10	9,257
0.50%, 04/14/25	10	9,415
1.50%, 08/15/24	30	29,209
3.13%, 09/12/25	10	9,694
3.25%, 06/09/28	90	85,598
3.25%, 11/16/28	990	942,720
5.50%, 07/15/36	35	37,524
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	252,158
Federal National Mortgage Association
0.63%, 04/22/25	500	470,905
0.88%, 08/05/30	500	394,538
1.63%, 01/07/25	985	948,746
1.75%, 07/02/24	250	244,863
1.88%, 09/24/26	475	442,156
2.63%, 09/06/24	330	323,369
5.63%, 07/15/37	286	310,158
6.25%, 05/15/29	50	54,326
6.63%, 11/15/30	100	112,062
7.25%, 05/15/30	35	40,254
Tennessee Valley Authority
3.50%, 12/15/42	72	56,990
5.25%, 09/15/39	220	221,788
5.50%, 06/15/38	10	10,325
5.88%, 04/01/36 (Call 04/01/24)	50	54,329
6.15%, 01/15/38	285	313,811
7.13%, 05/01/30	190	214,487
Series A, 2.88%, 02/01/27	100	94,938
		5,693,398
U.S. Government Obligations — 56.9%
U.S. Treasury Note/Bond
0.25%, 05/31/25	300	279,902
0.25%, 06/30/25	300	279,012
0.25%, 07/31/25	250	231,787
0.25%, 08/31/25	30	27,633
0.25%, 09/30/25(a)	400	368,672
0.25%, 10/31/25	300	275,555
0.38%, 04/30/25	400	375,031
0.38%, 11/30/25	400	367,281
0.38%, 12/31/25	350	320,742
0.38%, 01/31/26	400	365,188
0.38%, 07/31/27	350	302,750
0.38%, 09/30/27	500	429,922
0.50%, 03/31/25	400	376,844
0.50%, 02/28/26	550	502,262
0.50%, 06/30/27	450	392,344
0.50%, 08/31/27	600	520,125
0.50%, 10/31/27	500	430,781
0.63%, 07/31/26	300	271,031
0.63%, 03/31/27	100	88,336
Security	Par (000)	Value

U.S. Government Obligations (continued)
0.63%, 11/30/27	$300	$259,078
0.63%, 12/31/27	610	525,458
0.63%, 05/15/30	350	277,047
0.63%, 08/15/30	775	608,254
0.75%, 03/31/26	400	366,750
0.75%, 04/30/26	700	639,734
0.75%, 05/31/26	400	364,531
0.75%, 08/31/26	300	271,266
0.75%, 01/31/28	850	733,922
0.88%, 06/30/26	500	456,484
0.88%, 09/30/26	500	453,086
1.00%, 12/15/24	480	459,825
1.00%, 07/31/28	700	602,000
1.13%, 01/15/25	700	669,621
1.13%, 02/28/25	700	666,941
1.13%, 10/31/26	400	363,906
1.13%, 02/28/27	300	270,539
1.13%, 02/29/28	400	350,156
1.13%, 08/31/28	300	258,938
1.13%, 02/15/31	1,000	806,562
1.13%, 05/15/40	1,300	770,656
1.13%, 08/15/40	510	299,705
1.25%, 11/30/26	700	637,547
1.25%, 12/31/26	700	637,000
1.25%, 03/31/28	400	351,219
1.25%, 04/30/28	200	175,266
1.25%, 05/31/28	550	480,777
1.25%, 06/30/28	680	593,141
1.25%, 09/30/28	800	693,062
1.25%, 08/15/31	1,100	879,484
1.25%, 05/15/50	390	191,527
1.38%, 01/31/25	400	383,172
1.38%, 10/31/28	600	521,813
1.38%, 11/15/31	1,620	1,298,531
1.38%, 11/15/40	780	477,750
1.38%, 08/15/50	1,150	584,523
1.50%, 02/15/25	950	910,367
1.50%, 08/15/26	630	582,209
1.50%, 01/31/27	400	365,781
1.50%, 11/30/28	500	436,758
1.63%, 02/15/26	400	375,094
1.63%, 05/15/26	400	373,000
1.63%, 09/30/26	300	277,641
1.63%, 10/31/26	300	276,844
1.63%, 11/30/26	300	276,352
1.63%, 05/15/31	920	763,169
1.63%, 11/15/50	760	414,081
1.75%, 12/31/24	400	385,734
1.75%, 03/15/25	900	863,367
1.75%, 01/31/29	600	528,656
1.75%, 08/15/41	780	501,881
1.88%, 07/31/26	200	186,813
1.88%, 02/28/27	500	461,680
1.88%, 02/28/29	300	265,523
1.88%, 02/15/32	1,300	1,079,406
1.88%, 02/15/41	850	566,047
1.88%, 02/15/51	500	290,859
1.88%, 11/15/51	630	365,006
2.00%, 02/15/25	1,175	1,132,819
2.00%, 08/15/25	400	381,609
2.00%, 11/15/26	650	606,176

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 11/15/41	$500	$335,078
2.00%, 02/15/50	580	350,719
2.00%, 08/15/51	700	419,453
2.13%, 11/30/24	290	281,323
2.13%, 05/15/25	250	240,117
2.13%, 05/31/26	500	471,680
2.25%, 12/31/24	400	387,844
2.25%, 11/15/25	350	333,922
2.25%, 03/31/26	500	474,375
2.25%, 02/15/27	300	280,594
2.25%, 08/15/27	250	231,777
2.25%, 11/15/27	400	369,500
2.25%, 05/15/41	750	530,391
2.25%, 08/15/46	265	173,865
2.25%, 02/15/52	680	433,288
2.38%, 04/30/26	500	475,156
2.38%, 05/15/27	500	467,617
2.38%, 03/31/29	900	816,187
2.38%, 05/15/29	500	452,383
2.38%, 02/15/42	550	391,789
2.38%, 11/15/49	300	198,422
2.38%, 05/15/51	470	308,805
2.50%, 01/31/25	400	388,297
2.50%, 03/31/27	400	376,531
2.50%, 02/15/45	395	277,117
2.50%, 02/15/46	300	208,078
2.50%, 05/15/46	260	179,888
2.63%, 04/15/25	500	484,453
2.63%, 05/31/27	400	376,938
2.63%, 07/31/29	400	365,406
2.75%, 02/28/25	400	388,906
2.75%, 05/15/25	400	387,672
2.75%, 08/31/25	200	193,148
2.75%, 04/30/27	400	379,000
2.75%, 07/31/27	600	566,672
2.75%, 02/15/28	300	281,414
2.75%, 05/31/29	402	370,256
2.75%, 08/15/32	700	618,516
2.75%, 08/15/42	190	143,628
2.75%, 11/15/42	300	225,938
2.75%, 08/15/47	200	144,125
2.75%, 11/15/47	620	446,497
2.88%, 04/30/25	400	388,547
2.88%, 05/31/25	230	223,325
2.88%, 06/15/25	400	388,063
2.88%, 07/31/25	200	193,711
2.88%, 11/30/25	200	193,063
2.88%, 05/15/28	200	188,125
2.88%, 08/15/28	500	468,828
2.88%, 04/30/29	300	278,789
2.88%, 05/15/32	700	626,828
2.88%, 05/15/43	400	305,750
2.88%, 08/15/45	200	149,594
2.88%, 11/15/46	150	111,258
2.88%, 05/15/49	300	220,688
2.88%, 05/15/52	570	418,950
3.00%, 07/15/25	400	388,438
3.00%, 09/30/25	200	193,867
3.00%, 10/31/25	400	387,469
3.00%, 05/15/42	200	157,781
3.00%, 11/15/44	200	153,969
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.00%, 05/15/45	$200	$153,313
3.00%, 11/15/45	140	106,859
3.00%, 02/15/47	200	151,500
3.00%, 05/15/47	100	75,672
3.00%, 02/15/48	770	580,989
3.00%, 08/15/48	850	640,820
3.00%, 02/15/49	150	113,086
3.00%, 08/15/52	870	656,714
3.13%, 08/15/25	900	875,109
3.13%, 08/31/27	600	573,844
3.13%, 11/15/28	600	567,516
3.13%, 08/31/29	250	234,336
3.13%, 02/15/43	820	653,822
3.13%, 08/15/44	300	236,250
3.13%, 05/15/48	350	270,266
3.25%, 06/30/27	600	577,406
3.25%, 06/30/29	250	236,348
3.25%, 05/15/42	400	327,563
3.38%, 05/15/33	1,700	1,572,234
3.38%, 08/15/42	450	374,484
3.38%, 11/15/48	6,820	5,511,412
3.50%, 09/15/25	1,100	1,075,680
3.50%, 01/31/28	1,400	1,354,609
3.50%, 04/30/28	1,000	966,484
3.50%, 01/31/30	800	762,750
3.50%, 04/30/30	1,100	1,047,148
3.50%, 02/15/33	2,600	2,431,812
3.50%, 02/15/39	800	708,000
3.63%, 05/15/26	1,900	1,859,477
3.63%, 03/31/28	1,000	971,953
3.63%, 05/31/28	700	680,258
3.63%, 03/31/30	200	191,813
3.63%, 08/15/43	300	257,625
3.63%, 02/15/53	810	691,537
3.63%, 05/15/53	950	811,508
3.75%, 04/15/26	400	392,625
3.75%, 05/31/30	300	289,547
3.75%, 06/30/30	300	289,500
3.88%, 03/31/25	1,200	1,182,375
3.88%, 04/30/25	800	788,062
3.88%, 01/15/26	500	492,227
3.88%, 11/30/27	200	196,375
3.88%, 12/31/27	300	294,563
3.88%, 09/30/29	200	194,875
3.88%, 11/30/29	200	194,828
3.88%, 12/31/29	700	681,734
3.88%, 08/15/33	3,370	3,243,625
3.88%, 02/15/43	750	669,141
3.88%, 05/15/43	350	311,992
4.00%, 12/15/25	700	690,648
4.00%, 02/15/26	500	493,359
4.00%, 02/29/28	1,100	1,085,219
4.00%, 06/30/28	2,800	2,762,594
4.00%, 10/31/29	200	196,172
4.00%, 02/28/30	900	881,859
4.00%, 07/31/30	3,100	3,035,094
4.00%, 11/15/42	300	272,813
4.00%, 11/15/52	650	594,648
4.13%, 01/31/25	900	889,980
4.13%, 06/15/26	17,500	17,329,102
4.13%, 09/30/27	600	594,516

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.13%, 07/31/28	$3,600	$3,570,750
4.13%, 08/31/30	12,500	12,326,172
4.13%, 11/15/32	450	441,984
4.13%, 08/15/53	4,370	4,090,730
4.25%, 12/31/24	900	891,246
4.25%, 05/31/25	450	445,605
4.25%, 10/15/25	3,300	3,269,449
4.38%, 08/15/26	1,000	996,484
4.38%, 08/31/28	12,250	12,285,410
4.38%, 11/30/28	800	803,312
4.38%, 11/30/30	650	650,812
4.38%, 02/15/38	840	832,387
4.38%, 08/15/43	6,600	6,313,312
4.50%, 11/30/24	900	893,777
4.50%, 11/15/25	700	697,102
4.50%, 07/15/26	5,900	5,896,773
4.50%, 11/15/33	600	607,781
4.50%, 05/15/38	1,000	1,000,469
4.50%, 08/15/39	200	198,219
4.63%, 02/28/25	800	795,719
4.63%, 06/30/25	1,000	996,172
4.63%, 03/15/26	300	300,117
4.63%, 10/15/26	1,400	1,405,250
4.63%, 11/15/26	500	502,227
4.63%, 09/30/28	600	608,063
4.63%, 09/30/30	200	203,125
4.75%, 07/31/25	800	798,656
4.75%, 02/15/37	60	62,306
4.75%, 11/15/43	400	403,188
4.75%, 11/15/53	500	520,000
4.88%, 10/31/28	600	615,000
4.88%, 10/31/30	700	721,547
5.00%, 05/15/37	90	95,442
6.50%, 11/15/26	100	105,203
6.88%, 08/15/25	300	309,117
		188,915,725

Total U.S. Government & Agency Obligations — 58.6%
(Cost: $206,196,240)		194,609,123

Total Long-Term Investments — 98.4%
(Cost: $345,789,089)		327,084,958

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(f)(g)(h)	2,614,808	$2,614,808

Total Short-Term Securities — 0.8%
(Cost: $2,614,808)		2,614,808

Total Investments — 99.2%
(Cost: $348,403,897)		329,699,766

Other Assets Less Liabilities — 0.8%		2,559,654

Net Assets — 100.0%		$332,259,420

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Zero-coupon bond.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,750,845	$—	$(136,037	)(a)	$—	$—	$2,614,808	2,614,808	$53,078	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$118,590,391	$—	$118,590,391
Foreign Government Obligations	—	11,108,811	—	11,108,811
Municipal Debt Obligations	—	2,776,633	—	2,776,633
U.S. Government & Agency Obligations	—	194,609,123	—	194,609,123
Short-Term Securities
Money Market Funds	2,614,808	—	—	2,614,808
	$2,614,808	$327,084,958	$—	$329,699,766

Portfolio Abbreviation

BAB	Build America Bond	RB	Revenue Bond
CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate